                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-7450

                        MetLife Investment Funds, Inc.
              (Exact name of registrant as specified in charter)

                     400 Atrium Drive, Somerset, NJ 08873
              (Address of principal executive offices) (Zip code)

                                Alan C. Leland.
                                   President
                        MetLife Investment Funds, Inc.
                               400 Atrium Drive
                          Somerset, New Jersey 08873
                    (Name and address of agent for service)

                                   Copy To:
                             Christopher E. Palmer
                                Goodwin Proctor
                           901 New York Avenue, N.W.
                            Washington, D.C. 20001
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 732-514-2000

                     Date of fiscal year end: December 31

                   Date of reporting period: March 31, 2007

   ITEM 1.    Schedule of Investments

              The Registrant's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / March 31, 2007 (Unaudited)

SHARES                                                                 VALUE
------                                                              -----------
COMMON STOCKS - 98.6%

AUSTRALIA - 3.1%
    6,849    Adelaide Bank Ltd.                                     $    76,275
    4,522    AGL Energy Ltd. *                                           59,009
    6,957    Alinta Ltd.                                                 81,926
   44,737    AMP Ltd.                                                   375,704
   11,246    APN News & Media Ltd. #                                     53,580
   30,054    Australia & New Zealand Banking Group Ltd. #               724,149
      696    Australian Stock Exchange Ltd.                              24,783
   39,767    BHP Billiton Ltd.                                          965,120
   16,967    BlueScope Steel Ltd.                                       144,165
    3,793    Caltex Australia Ltd.                                       73,170
   50,060    Centennial Coal Co. Ltd.                                   131,370
   35,385    Centro Properties Group                                    248,913
   17,506    Coates Hire Ltd.                                            69,596
   36,094    Coca-Cola Amatil Ltd.                                      256,682
    1,120    Cochlear Ltd.                                               58,672
   74,079    Coles Group Ltd.                                           974,991
   24,173    Commonwealth Bank of Australia                             983,849
   23,974    Commonwealth Property Office Fund                           26,628
    1,895    CSL Ltd.                                                   126,367
   24,320    David Jones Ltd. #                                          89,542
   18,778    Harvey Norman Holdings Ltd.                                 71,734
  105,600    ING Industrial Fund #                                      201,878
   14,620    John Fairfax Holdings Ltd. #                                58,853
   15,656    Just Group Ltd.                                             52,867
   34,646    Kagara Zinc Ltd.                                           143,750
   16,298    Leighton Holdings Ltd. #                                   439,319
    9,321    Macarthur Coal Ltd.                                         35,728
  491,111    Macquarie Airports                                       1,586,727
    5,478    Macquarie Bank Ltd. #                                      365,180
    1,117    Macquarie Goodman Group                                      6,295
   19,581    Macquarie Infrastructure Group                              60,718
  220,206    Macquarie Office Trust                                     270,346
  159,873    Macquarie ProLogis Trust REIT                              162,511
    8,850    MFS Ltd.                                                    37,961
   37,548    Minara Resources Ltd. #                                    224,180
   90,519    National Australia Bank Ltd.                             2,961,264
    9,418    OneSteel Ltd.                                               39,351
    1,698    Orica Ltd.                                                  34,793
   19,715    Oxiana Ltd. #                                               44,810
   68,913    Pacific Brands Ltd.                                        170,978
   17,480    Perilya Ltd.                                                51,128
   27,528    PMP Ltd. *                                                  40,119
   66,787    Qantas Airways Ltd.                                        284,017
  120,097    QBE Insurance Group Ltd.                                 3,064,234
    9,184    Rinker Group Ltd.                                          134,121
   14,474    Suncorp-Metway Ltd.                                        243,776
   59,482    Tattersall's Ltd. #                                        247,671
   43,716    Telstra Corp. Ltd. #                                       164,956
    2,272    United Group Ltd.                                           25,069
    1,451    Wesfarmers Ltd.                                             44,294
    2,357    West Australian Newspapers Holdings Ltd. #                  29,918
   31,293    Westpac Banking Corp. #*                                   668,399
   26,022    Woolworths Ltd.                                            571,603
   74,536    Zinifex Ltd. #                                             950,762
                                                                    -----------
                                                                     19,033,801
                                                                    -----------
AUSTRIA - 1.0%
   58,389    OMV AG                                                   3,688,908
   36,000    Voestalpine AG                                           2,619,211
                                                                    -----------
                                                                      6,308,119
                                                                    -----------
BELGIUM - 1.6%
    1,322    Colruyt SA                                                 303,226
   15,233    Delhaize Group                                           1,403,677
  172,759    Fortis                                                   7,917,580
    2,289    Solvay SA                                                  352,654
                                                                    -----------
                                                                      9,977,137
                                                                    -----------
BERMUDA - 0.2%
    5,500    Esprit Holdings Ltd.                                        64,205
    3,600    Jardine Matheson Holdings Ltd.                              75,947
   16,000    Orient Overseas International Ltd.                         148,422
  540,000    Pacific Basin Shipping Ltd.                                462,668
   20,000    Shangri-La Asia Ltd.                                        49,459
   74,000    Synear Food Holdings Ltd.                                   97,849
   44,000    Texwinca Holdings Ltd.                                      29,663
   41,000    VTech Holdings Ltd.                                        295,227
   16,000    Yue Yuen Industrial Holdings                                54,111
                                                                    -----------
                                                                      1,277,551
                                                                    -----------
CANADA - 1.2%
  103,100    Gerdau Ameristeel Corp.                                  1,223,357
   33,302    ING Canada, Inc.                                         1,495,398
    2,326    IPSCO, Inc.                                                305,755
   16,629    Nexen, Inc.                                              1,020,039
   32,400    Teck Cominco Ltd. Class B                                2,262,014
   22,417    TELUS Corp.                                              1,120,364
                                                                    -----------
                                                                      7,426,927
                                                                    -----------
CAYMAN ISLANDS - 0.0%
    2,500    ASM Pacific Technology Ltd.                                 14,742
   11,000    Foxconn International Holdings Ltd. *                       33,698
  100,800    HKR International Ltd.                                      57,647
                                                                    -----------
                                                                        106,087
                                                                    -----------
DENMARK - 0.3%
   16,767    Novo-Nordisk A/S                                         1,531,755
    2,392    Novo-Nordisk A/S Class B #                                 218,065
                                                                    -----------
                                                                      1,749,820
                                                                    -----------
FINLAND - 0.8%
   13,367    Elisa OYJ                                                  388,281
   23,258    Metso Corp. OYJ                                          1,230,344
  144,807    Nokia OYJ                                                3,326,110
                                                                    -----------
                                                                      4,944,735
                                                                    -----------
FRANCE - 10.9%
   62,231    Air France-KLM #                                         2,842,041
  139,017    Alcatel SA #                                             1,643,344

Portfolio of Investments
MetLife Investment Funds, Inc. / International Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
   69,269    BNP Paribas SA #                                       $ 7,258,563
   12,200    Bouygues SA                                                945,407
   20,307    Cap Gemini SA #                                          1,550,859
   35,097    Carrefour SA* #                                          2,574,628
   11,727    Casino Guichard-Perrachon et Compagnie SA #              1,187,375
    4,180    Christian Dior                                             509,584
   39,241    Compagnie de Saint Gobain SA #                           3,849,120
    5,900    Compagnie Generale des Etablissements Michelin             653,255
   74,250    Credit Agricole SA #                                     2,905,142
   13,256    Eutelsat Communications                                    300,218
   76,382    France Telecom SA #                                      2,023,964
   13,442    Pinault-Printemps-Redoute SA #                           2,155,012
   16,696    Publicis Groupe                                            809,375
   39,100    Renault SA #                                             4,584,506
   59,615    Sanofi-Aventis #                                         5,197,068
   42,402    Societe Generale #                                       7,350,101
   76,984    Suez SA #                                                4,073,243
   13,364    Thales SA                                                  777,945
  152,333    Total SA #                                              10,656,513
    3,165    Unibail REIT #                                             962,321
    3,369    Vinci SA                                                   523,745
   43,914    Vivendi SA #                                             1,788,701
                                                                    -----------
                                                                     67,122,030
                                                                    -----------
GERMANY - 10.8%
   46,715    Allianz AG #                                             9,581,433
   58,619    BASF AG #                                                6,610,935
   34,126    Bayer AG #                                               2,187,197
   49,237    Deutsche Bank AG                                         6,620,553
   73,500    Deutsche Lufthansa AG #                                  1,999,339
   18,251    Deutsche Postbank AG                                     1,590,502
   89,500    Deutsche Telekom AG #                                    1,482,181
   38,065    E.ON AG                                                  5,185,376
   28,900    Epcos AG                                                   503,709
  102,164    Infineon Technologies AG *                               1,588,290
   23,386    KarstadtQuelle AG *                                        863,537
    7,083    MAN AG                                                     825,263
   21,733    Metro AG                                                 1,538,345
   40,145    Muenchener Rueckversicherungs-Gesellschaft AG            6,802,899
   51,611    RWE AG                                                   5,459,307
    6,481    Salzgitter AG                                              948,694
   85,530    SAP AG                                                   3,821,491
   35,559    Siemens AG                                               3,808,587
   42,271    ThyssenKrupp AG                                          2,088,265
   48,500    TUI AG #                                                 1,197,827
    9,042    Volkswagen AG #                                          1,357,563
    6,222    Wincor Nixdorf AG                                          581,002
                                                                    -----------
                                                                     66,642,295
                                                                    -----------
GREAT BRITAIN - 21.9%
  103,533    AstraZeneca PLC                                          5,564,005
  264,491    Aviva PLC                                                3,903,427
  518,565    BAE Systems PLC                                          4,701,196
  546,120    Barclays PLC                                             7,766,392
   16,708    Barratt Developments PLC                                   364,144
   41,820    Berkeley Group Holdings PLC *                            1,301,054
   61,073    BHP Billiton PLC                                         1,365,333
  310,739    BP PLC                                                   3,359,106
   97,370    British Airways PLC *                                      933,506
   49,900    British American Tobacco PLC                             1,558,445
  483,353    BT Group PLC                                             2,895,643
  216,727    Cable & Wireless PLC                                       711,772
  181,813    Cadbury Schweppes PLC                                    2,338,241
   18,175    Carnival PLC                                               875,715
   76,100    Centrica PLC                                               579,844
   29,898    Charter PLC *                                              523,417
   52,287    Cookson Group PLC                                          640,669
   22,348    Countrywide PLC                                            261,336
   81,106    Daily Mail & General Trust                               1,292,945
   29,202    FirstGroup PLC                                             382,757
  490,550    Friends Provident PLC                                    1,861,059
   23,467    Gallaher Group PLC                                         523,619
  249,880    GlaxoSmithKline PLC                                      6,892,297
  354,673    HBOS PLC                                                 7,323,398
   64,200    Home Retail Group                                          559,809
   25,202    HSBC Holdings PLC                                          441,742
    2,137    HSBC Holdings PLC (HKD)                                     37,123
  227,757    Imperial Chemical Industries PLC                         2,238,814
   60,897    Imperial Tobacco Group PLC                               2,733,619
   20,098    Investec PLC                                               260,848
  184,664    ITV PLC                                                    396,977
  687,832    J Sainsbury PLC                                          7,445,219
  123,747    Kesa Electricals PLC                                       827,852
  324,723    Kingfisher PLC                                           1,781,746
   94,685    Land Securities Group PLC                                3,994,644
  191,749    Lloyds TSB Group PLC                                     2,117,048
  100,349    Marks & Spencer Group PLC                                1,337,843
   64,631    Michael Page International PLC                             682,225
   40,687    Mitchells & Butlers PLC                                    631,513
  158,438    National Grid PLC                                        2,493,155
  117,774    Northern Foods PLC                                         287,350
  174,608    Prudential PLC                                           2,470,483
   53,940    Punch Taverns PLC                                        1,327,349
   27,031    Reckitt Benckiser PLC                                    1,409,120
   24,543    Rio Tinto PLC                                            1,399,192
  190,181    Rolls-Royce Group PLC *                                  1,852,914
  612,027    Royal & Sun Alliance Insurance Group PLC                 1,948,128
  227,321    Royal Bank of Scotland Group PLC                         8,895,107
   50,256    Royal Dutch Shell PLC Class A                            1,669,990
  199,869    Royal Dutch Shell PLC Class A (EUR) #                    6,655,894
   79,735    Royal Dutch Shell PLC Class B                            2,655,287
   14,139    Savills PLC                                                184,694
   29,108    Smith & Nephew PLC                                         369,539
   80,327    Smiths Group PLC                                         1,620,956
   63,320    Stagecoach Group PLC                                       224,922
  159,500    Taylor Woodrow PLC                                       1,539,577
  171,600    TI Automotive Ltd. Class A (a)                                   0
   79,495    Unilever PLC                                             2,399,185

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / International Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                VALUE
------                                                             ------------
    6,662    Venture Production PLC *                              $     87,096
1,748,662    Vodafone Group PLC                                       4,671,800
   57,858    Whitbread PLC                                            2,152,771
  277,689    WM Morrison Supermarkets PLC                             1,689,391
  798,175    Woolworths Group PLC                                       482,560
   55,110    Xstrata PLC                                              2,819,224
                                                                   ------------
                                                                    134,712,026
                                                                   ------------
GREECE - 0.3%
   78,244    Hellenic Telecommunication Organisation SA *             2,140,739
                                                                   ------------
                                                                      2,140,739
                                                                   ------------
HONG KONG - 0.6%
   15,200    Bank of East Asia Ltd.                                      88,324
   29,000    BOC Hong Kong (Holdings) Ltd.                               70,232
   57,500    CLP Holdings Ltd.                                          420,609
   81,000    Hang Lung Group Ltd.                                       287,034
   13,000    Hang Seng Bank Ltd. #                                      184,617
    5,000    Henderson Land Development Co. Ltd. #                       29,054
   31,000    Hong Kong & China Gas Ltd. #                                69,250
   14,000    Hong Kong Electric Holdings Ltd.                            71,709
   10,000    Hong Kong Exchanges & Clearing Ltd.                         97,152
   50,000    Hong Kong & Shanghai Hotels Ltd.                            78,676
   19,000    Hutchison Whampoa Ltd.                                     182,721
   13,500    Link REIT                                                   32,428
   12,000    Melco International Development Ltd.                        21,578
   40,000    New World Development Co. Ltd. #                            90,631
   58,000    PCCW Ltd. #                                                 34,788
  616,634    Sino Land Co. Ltd. #                                     1,329,182
   11,000    Sun Hung Kai Properties Ltd.                               127,061
   21,200    Swire Pacific Ltd.                                         238,033
    5,000    Television Broadcasts Ltd.                                  31,317
   30,000    Wharf (Holdings) Ltd.                                      110,313
    4,400    Wing Lung Bank Ltd.                                         48,385
                                                                   ------------
                                                                      3,643,094
                                                                   ------------
IRELAND - 0.4%
   52,892    Anglo Irish Bank Corp. PLC                               1,129,111
   68,026    Bank of Ireland                                          1,468,964
                                                                   ------------
                                                                      2,598,075
                                                                   ------------
ITALY - 3.6%
   50,713    Assicurazioni Generali SpA #                             2,161,462
   50,512    Autogrill SpA #                                            969,564
   15,000    Buzzi Unicem SpA                                           455,899
  271,025    Enel SpA                                                 2,905,482
  299,994    ENI SpA                                                  9,747,669
   37,612    Fiat SpA *                                                 952,854
   37,000    Fondiaria-Sai SpA                                        1,702,069
   57,700    Italcementi SpA #                                        1,731,917
   30,087    UniCredito Italiano SpA                                    286,993
  151,309    UniCredito Italiano SpA new                              1,433,627
                                                                   ------------
                                                                     22,347,536
                                                                   ------------
JAPAN - 23.9%
    2,400    Acom Co. Ltd.                                              102,241
   26,000    Aioi Insurance Co. Ltd. #                                  180,901
   15,700    Alps Electric Co. Ltd. #                                   184,081
   28,000    Amada Co. Ltd. #                                           318,077
    4,500    Aoyama Trading Co. Ltd.                                    142,694
   21,700    Asahi Breweries Ltd.                                       348,482
   35,000    Asahi Kasei Corp. #                                        253,725
    4,700    Astellas Pharma, Inc.                                      202,225
    2,800    Autobacs Seven Co. Ltd. #                                   99,956
  278,000    Bank of Yokohama Ltd.                                    2,075,457
   73,400    Bridgestone Corp. #                                      1,472,441
   24,000    Brother Industries Ltd.                                    323,655
   98,600    Canon, Inc.                                              5,301,874
    9,800    Capcom Co. Ltd. #                                          139,715
   28,000    Central Glass Co. Ltd. #                                   188,815
       35    Central Japan Railway Co.                                  396,906
   17,000    Chiba Bank Ltd.                                            149,147
   11,200    Chubu Electric Power Co., Inc. #                           384,167
    3,500    Circle K Sunkus Co. Ltd.                                    65,285
   67,000    Cosmo Oil Co. Ltd.                                         279,629
    3,700    CSK Corp. #                                                154,512
   15,000    Dai Nippon Printing Co. Ltd. #                             235,790
   10,000    Daikyo, Inc. #*                                             55,006
  135,000    Daiwa Securities Group, Inc. #                           1,617,940
   78,000    Denki Kagaku Kogyo Kabushiki Kaisha                        365,662
    8,500    Denso Corp.                                                314,485
      369    East Japan Railway Co.                                   2,867,619
   69,300    EDION Corp.                                                962,337
    5,400    Eisai Co. Ltd. #                                           258,607
    3,300    Electric Power Development Co. Ltd. #                      165,187
   14,900    Fanuc Ltd.                                               1,379,784
   22,200    Fast Retailing Co. Ltd.                                  1,726,454
   37,000    Fuji Electric Holdings Co. Ltd.                            170,976
   44,000    Fujitsu Ltd. #                                             291,713
   20,000    Hankyu Department Stores, Inc. #                           185,800
    3,800    Hisamitsu Pharmaceutical Co., Inc.                         111,903
    4,500    Hitachi Capital Corp.                                       90,061
   37,000    Hitachi Ltd. #                                             286,103
  118,700    Honda Motor Co. Ltd.                                     4,151,621
   10,300    Isetan Co. Ltd.                                            178,864
      674    Japan Tobacco, Inc.                                      3,302,271
   89,300    JFE Holdings, Inc.                                       5,291,889
   37,000    Joyo Bank Ltd.                                             230,076
   64,700    JSR Corp. #                                              1,485,680
    3,200    K's Holdings Corp.                                          85,819
   18,000    Kamigumi Co. Ltd. #                                        155,091
   11,200    Kansai Electric Power Co., Inc. #                          322,546
   22,000    Kawasaki Kisen Kaisha Ltd. #                               208,828
       48    KDDI Corp.                                                 382,408
    6,500    Keyence Corp.                                            1,472,274
   12,000    Kikkoman Corp. #                                           153,238
   11,000    Kitz Corp.                                                  99,150
    9,400    Koa Corp.                                                  137,438
   30,300    Komatsu Ltd.                                               631,693
   29,000    Kubota Corp.                                               251,367
   22,000    KUREHA Corp.                                               110,131
    2,700    Kyocera Corp.                                              253,489
   12,000    Kyowa Exeo Corp.                                           130,737
   53,300    Kyushu Electric Power Co., Inc.                          1,517,132

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / International Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                VALUE
------                                                             ------------
    2,900      Lawson, Inc.                                        $    111,367
    9,000      Leopalace21 Corp.                                        298,371
   19,000      Maeda Road Construction Co. Ltd. #                       149,516
    9,500      Makita Corp.                                             354,434
   73,000      Marubeni Corp.                                           443,589
   76,700      Marui Co. Ltd. #*                                        937,422
  128,000      Matsushita Electric Industrial Co. Ltd.                2,580,270
   25,000      Mazda Motor Corp.                                        137,311
   78,700      Millea Holdings, Inc.                                  2,900,562
   38,000      Mitsubishi Chemical Holdings Corp.                       322,604
   50,000      Mitsubishi Corp. #                                     1,161,690
   47,000      Mitsubishi Electric Corp.                                481,328
  180,000      Mitsubishi Estate Co. Ltd.                             5,915,207
   22,000      Mitsubishi Gas Chemical Co., Inc. #                      209,244
   32,000      Mitsubishi Materials Corp. #                             151,757
   27,000      Mitsubishi Rayon Co. Ltd. #                              178,998
      460      Mitsubishi Tokyo Financial Group, Inc.                 5,196,160
   30,000      Mitsui & Co. Ltd.                                        554,279
  268,000      Mitsui Chemicals, Inc.                                 2,343,103
    5,000      Mitsui Fudosan Co. Ltd. REIT                             145,753
   38,000      Mitsui Mining & Smelting Co. Ltd. #                      209,011
  311,000      Mitsui OSK Lines Ltd. #                                3,425,867
   12,000      Mitsui Sumitomo Insurance Co. Ltd.                       151,281
      147      Mizuho Financial Group, Inc.                             942,838
   13,000      NGK Spark Plug Co. Ltd. #                                241,847
   14,000      Nikon Corp.                                              295,441
    1,100      Nintendo Co. Ltd.                                        319,798
  273,000      Nippon Mining Holdings, Inc. #                         2,340,620
   24,000      Nippon Paint Co. Ltd.                                    134,486
   34,000      Nippon Sheet Glass Co. Ltd.                              177,175
   17,000      Nippon Shokubai Co. #                                    182,794
  128,000      Nippon Steel Corp.                                       901,468
      586      Nippon Telegraph & Telephone Corp.                     3,101,780
   42,000      Nippon Yusen Kabushiki Kaisha                            337,913
  392,800      Nissan Motor Co. Ltd. #                                4,214,653
   17,000      Nisshin Oillio Group Ltd.                                108,081
   17,000      Nisshin Seifun Group, Inc. #                             172,791
  191,700      Nomura Holdings, Inc.                                  3,983,713
   30,000      NSK Ltd.                                                 284,774
      640      NTT Data Corp. #                                       3,246,320
    1,210      NTT DoCoMo, Inc. #                                     2,230,987
   30,000      Obayashi Corp. #                                         192,674
    3,900      OMRON Corp.                                              105,009
   16,300      Orix Corp.                                             4,248,907
   62,000      Osaka Gas Co. Ltd. #                                     239,781
   14,000      Pacific Metals Co. Ltd. #                                195,537
  112,000      Pioneer Corp. #                                        1,458,484
  108,000      Rengo Co. Ltd. #                                         615,076
       67      Resona Holdings, Inc. #                                  179,443
   22,000      Ricoh Co. Ltd.                                           492,920
   11,800      Sankyo Co. Ltd. #                                        517,435
    4,600      Santen Pharmaceutical Co. Ltd. #                         118,237
   14,000      Sanwa Shutter Corp.                                       87,341
   30,500      Secom Co. Ltd. #                                       1,413,079
   71,900      Seven & I Holdings Co. Ltd.                            2,183,118
  267,000      Sharp Corp. #                                          5,146,860
    5,700      Shimachu Co. Ltd.                                        167,972
   12,000      Shimizu Corp. #                                           73,188
    5,700      Shin-Etsu Chemical Co. Ltd.                              346,753
   14,500      Showa Shell Sekiyu K.K.                                  177,829
    8,200      Sony Corp.                                               415,217
   58,000      Sumitomo Chemical Co. Ltd.                               438,337
   42,300      Sumitomo Corp. #                                         753,318
  284,000      Sumitomo Heavy Industries Ltd.                         2,805,014
   95,000      Sumitomo Metal Industries Ltd. #                         486,538
   17,000      Sumitomo Metal Mining Co. Ltd. #                         325,052
      794      Sumitomo Mitsui Financial Group, Inc. #                7,220,494
    5,000      Sumitomo Realty & Development Co. Ltd.                   189,795
   24,000      Sumitomo Trust and Banking Co. Ltd. #                    250,503
   28,200      T&D Holdings, Inc. #                                   1,939,828
   39,000      Taiheiyo Cement Corp. #                                  171,277
   15,200      Takeda Pharmaceutical Co. Ltd.                           994,914
   23,000      Tanabe Seiyaku Co. Ltd.                                  313,173
   16,300      TDK Corp.                                              1,420,624
   46,000      Teijin Ltd.                                              260,138
   25,000      Toagosei Co. Ltd.                                        103,541
   32,000      Tobu Railway Co. Ltd. #                                  153,153
    6,200      Tohoku Electric Power Co., Inc.                          156,918
   91,600      Tokyo Electric Power Co., Inc. #                       3,126,855
    5,400      Tokyo Electron Ltd. #                                    378,009
   25,000      Tokyo Gas Co. Ltd.                                       138,755
  174,000      Toshiba Corp. #                                        1,156,942
   59,000      Tosoh Corp.                                              304,213
   12,000      Toyo Suisan Kaisha Ltd. #                                236,258
  128,900      Toyota Motor Corp. #                                   8,274,670
   23,000      UNY Co. Ltd.                                             317,635
    1,880      USS Co. Ltd.                                             122,856
       40      West Japan Railway Co. #                                 184,169
   11,300      Yamaha Corp. #                                           251,560
    8,700      Yamaha Motor Co. Ltd.                                    242,185
   25,000      Yokohama Rubber Co. Ltd. #                               154,256
                                                                   ------------
                                                                    147,223,597
                                                                   ------------
NETHERLANDS - 6.3%
  109,147      ABN AMRO Holding NV                                    4,705,234
   76,336      Aegon NV                                               1,527,044
   27,345      Akzo Nobel NV                                          2,078,956
   15,678      ASML Holding NV *                                        388,659
   66,800      Buhrmann NV                                              901,940
  106,144      European Aeronautic Defence and Space Co. NV #         3,304,019
  236,809      ING Groep NV                                          10,028,557
  101,529      Mittal Steel Co. NV #                                  5,393,632
    5,636      Randstad Holding NV                                      438,258
  382,041      Royal KPN NV                                           5,968,336
   41,412      Royal Philips Electronics NV #                         1,586,986
   20,525      Unilever NV                                              599,516
   56,800      Wolters Kluwer NV                                      1,707,576
                                                                   ------------
                                                                     38,628,713
                                                                   ------------
NEW ZEALAND - 0.1%
   13,550      Auckland International Airport Ltd.                       23,352
   44,759      Fletcher Building Ltd.                                   351,611

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / International Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                VALUE
------                                                             ------------
      12,831      Kiwi Income Property Trust REIT                  $     15,140
     116,962      Telecom Corp. of New Zealand Ltd.                     397,312
      37,888      Vector Ltd.                                            80,759
                                                                   ------------
                                                                        868,174
                                                                   ------------
NORWAY - 1.3%
      26,077      Orkla ASA                                           1,831,479
      66,310      Petroleum Geo-Services ASA *                        1,724,632
     100,703      Statoil ASA                                         2,729,265
      22,600      Tandberg ASA                                          470,333
       7,744      Telenor ASA                                           137,429
      25,800      TGS Nopec Geophysical Co. ASA *                       591,177
      12,700      Yara International ASA                                348,720
                                                                   ------------
                                                                      7,833,035
                                                                   ------------
PORTUGAL - 0.5%
     524,562      Energias de Portugal SA                             2,819,014
                                                                   ------------
                                                                      2,819,014
                                                                   ------------
SINGAPORE - 0.8%
      10,000      Chartered Semiconductor Manufacturing Ltd. *            9,516
      39,000      ComfortDelGro Corp. Ltd.                               51,137
     208,000      DBS Group Holdings Ltd.                             2,932,688
      50,000      Flextronics International Ltd. #*                     547,000
      13,000      Fraser and Neave Ltd.                                  43,376
       6,000      Keppel Corp. Ltd.                                      75,113
     325,000      MMI Holding Ltd.                                      358,465
       7,000      Neptune Orient Lines Ltd. #                            14,943
      40,000      Overseas-Chinese Banking Corp. Ltd.                   237,199
       7,000      SIA Engineering Co.                                    21,679
      12,000      Singapore Airlines Ltd. *                             130,629
      13,000      Singapore Exchange Ltd.                                56,092
       6,000      Singapore Land Ltd.                                    41,613
      50,000      Singapore Petroleum Co. Ltd.                          158,921
      23,000      Singapore Post Ltd.                                    16,822
      23,000      Singapore Press Holdings Ltd. #                        66,390
      16,000      Singapore Technologies Engineering Ltd.                34,779
       6,000      Singapore Telecommunications Ltd.                      12,967
      52,000      SMRT Corp. Ltd.                                        51,052
      21,000      STATS ChipPAC Ltd. *                                   25,233
      29,000      Suntec REIT                                            37,835
       3,000      United Overseas Bank Ltd.                              41,510
     263,000      United Test and Assembly Center Ltd. #*               156,183
      19,000      UOL Group Ltd.                                         63,834
       7,000      Want Want Holdings Ltd.                                13,540
                                                                   ------------
                                                                      5,198,516
                                                                   ------------
SPAIN - 2.4%
     108,610      Banco Santander Central Hispano SA                  1,938,427
      17,216      Gestevision Telecinco SA #                            498,728
      71,838      Iberia Lineas Aereas de Espana SA #                   384,298
      12,205      Industria de Diseno Textil SA                         761,146
     231,150      Repsol YPF SA                                       7,778,214
     141,819      Telefonica SA                                       3,136,042
                                                                   ------------
                                                                     14,496,855
                                                                   ------------
SWEDEN - 1.8%
      23,000      Electrolux AB                                         584,255
     255,204      Nordea Bank AB                                      4,080,899
      67,800      Sandvik AB                                          1,207,834
       4,900      Scania AB                                             385,194
      44,300      Svenska Cellulosa AB Class B                        2,376,241
     485,383      Telefon LM Ericsson AB                              1,800,813
      32,000      TeliaSonera AB                                        276,601
       6,194      Volvo AB Class B                                      520,669
                                                                   ------------
                                                                     11,232,506
                                                                   ------------
SWITZERLAND - 4.8%
      14,980      ABB Ltd.                                              257,705
       3,567      Actelion Ltd. *                                       833,908
      11,875      Compagnie Financiere Richmont AG Class A              666,329
     110,225      Credit Suisse Group                                 7,940,660
      20,293      Logitech International SA *                           565,780
       5,822      Nestle SA                                           2,268,251
     100,615      Novartis AG #                                       5,695,475
      19,065      Roche Holding AG                                    3,384,575
      33,109      Swiss Reinsurance                                   3,023,655
      20,572      UBS AG                                              1,227,880
      11,827      Zurich Financial Services AG                        3,427,930
                                                                   ------------
                                                                     29,292,148
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $448,896,766 )                                              607,622,530
                                                                   ------------
PREFERRED STOCKS - 0.1%
GERMANY - 0.1%
       7,053      Fresenius Medical Care AG Pfd. 0.88%                  561,557
                                                                   ------------
                                                                        561,557
                                                                   ------------
GREAT BRITAIN- 0.0%
  16,206,473      Rolls Royce Group PLC B Shares Pfd. 1.35%              31,902
                                                                   ------------
                                                                         31,902
                                                                   ------------
TOTAL PREFERRED STOCKS
  (Cost $337,231 )                                                      593,459
                                                                   ------------
DEPOSITARY RECEIPTS - 0.1%
TELECOMMUNICATIONS - 0.1%
      30,682      Nokia OYJ ADR                                         703,232

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / International Stock Fund / March 31, 2007 (Unaudited) (continued)


 SHARES /
PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                          ------------
    20,203      Telstra Corp. Ltd.                                 $     52,488
                                                                   ------------
                                                                        755,720
                                                                   ------------
Total Depositary Receipts
  (Cost $533,968 )                                                      755,720
                                                                   ------------
RIGHTS - 0.0%
     1,780      Suncorp Metway, Exp 04/05/07                              7,647
                                                                   ------------
Total Rights
  (Cost $0 )                                                              7,647
                                                                   ------------
SHORT-TERM INVESTMENTS - 0.8%
MUTUAL FUND - 0.8%
$4,924,003      Goldman Sachs Prime Obligations Fund 5.214%(b)        4,924,003
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $4,924,004 )                                                  4,924,003
                                                                   ------------
TOTAL INVESTMENTS - 99.6%
  (Cost $454,691,969@ )                                             613,903,359
                                                                   ------------
Assets in excess of other liabilities - 0.4%                          2,576,871
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $616,480,230
                                                                   ============
--------
NOTES TO THE PORTFOLIO OF INVESTMENTS:

*   -   Non-income producing security.
@   -   Aggregate unrealized appreciation and depreciation based on cost for federal income tax purpose, are $162,617,693 and $3,406,303 respectively, resulting in a net unrealized appreciation of $159,211,390.
#   -   A portion of the security was held on loan. As of March 31, 2007, the market value of the securities loaned was $131,922,914 and the collateral received consisted of cash in the amount of $136,115,635 and securities with a market value of $2,524,483.
(a) -   Represents a security which is fair-valued.
(b) -   Rate quoted represents the seven day yield of the Fund.

For Information regarding the Fund's policy regarding Valuation of Investments and other significant accounting policies, please refer to the Fund's most recent Annual Reports.

SECURITY ABBREVIATIONS:

ADR--American Depositary Receipt
REIT--Real Estate Investment Trust
EUR--Euro Dollar
HKD--Hong Kong Dollar

SUMMARY OF TOTAL FOREIGN SECURITIES BY INDUSTRY CLASSIFICATION 03/31/07 (UNAUDITED)

                                                                Percent
                                                       Value       of
INDUSTRY                                               (000)   Net Assets
--------                                              -------- ----------
Advertising                                           $    809     0.1%
Aerospace & Defense                                     10,668     1.7
Airlines                                                 6,574     1.1
Apparel & Textiles                                         523     0.1
Automotive                                              27,415     4.4
Banking                                                108,720    17.6
Building & Construction                                 13,124     2.1
Business Services & Supplies                             6,118     1.0
Chemicals                                               20,418     3.3
Commercial Services                                      1,787     0.3
Computers & Information                                  4,564     0.7
Cosmetics & Personal Care                                  510     0.1
Distribution & Wholesale                                 3,879     0.6
Diversified Financial Services                          13,998     2.3
Diversified Operations                                     523     0.1
Electrical Equipment                                     7,071     1.1
Electronics                                              5,996     1.0
Entertainment & Leisure                                  3,899     0.6
Food, Beverage & Tobacco                                35,986     5.8
Forest Products & Paper                                  2,991     0.5
Health Care                                                990     0.2
Hotels & Restaurants                                       128     0.0*
Household Products                                       6,870     1.1
Industrial Machinery                                     8,438     1.4
Insurance                                               58,546     9.5
Manufacturing                                            6,968     1.1
Metals & Mining                                         30,816     5.0
Multimedia                                               5,466     0.9
Oil & Gas                                               55,394     9.0
Pharmaceuticals                                         31,443     5.1
Real Estate                                             14,793     2.4
Retail                                                  22,994     3.7
Semiconductors                                           2,561     0.4
Software                                                 3,961     0.7
Telecommunications                                      44,737     7.3
Transportation                                           8,951     1.5
Utilities - Electric                                    25,167     4.1
Utilities - Gas                                          1,110     0.2
Utilities - Water                                        4,073     0.7
                                                      --------    ----
TOTAL                                                 $608,979    98.8%
                                                      ========    ====
--------
*  Percentage is less than 0.1%

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                VALUE
------                                                              ----------
COMMON STOCKS - 97.5%
ADVERTISING - 1.0%
    2,626    Catalina Marketing Corp.                               $   82,929
      500    FTD Group, Inc. *                                           8,265
      900    Gaiam, Inc. Class A *                                      14,166
    3,000    Getty Images, Inc. *                                      145,890
    2,914    Harte-Hanks, Inc.                                          80,397
   26,900    Interpublic Group of Cos., Inc. *                         331,139
  102,665    inVentiv Health, Inc. #*                                3,931,043
    1,328    Marchex, Inc. Class B                                      20,345
    2,976    R.H. Donnelley Corp.                                      210,969
    2,076    Valuevision Media, Inc. *                                  25,659
                                                                    ----------
                                                                     4,850,802
                                                                    ----------
AEROSPACE & DEFENSE - 1.3%
    2,105    AAR Corp. *                                                58,014
    1,869    Alliant Techsystems, Inc. *                               164,322
      600    ARGON ST, Inc. *                                           15,876
   47,384    Armor Holdings, Inc. *                                  3,190,365
    4,341    BE Aerospace, Inc. *                                      137,610
    2,438    Curtiss-Wright Corp.                                       93,960
    2,247    DRS Technologies, Inc.                                    117,226
      885    EDO Corp.                                                  23,187
    1,380    Esterline Technologies Corp. *                             56,677
    3,175    GenCorp, Inc. *                                            43,942
   52,265    Heico Corp. #                                           1,907,150
      669    Herley Industries, Inc. *                                  10,450
      831    Innovative Solutions & Support, Inc. *                     21,041
    1,200    K&F Industries Holdings, Inc. *                            32,316
    1,292    Kaman Corp.                                                30,116
    2,090    Moog, Inc. *                                               87,048
      400    MTC Technologies, Inc. *                                    8,412
    3,352    Orbital Sciences Corp. *                                   62,816
      335    Sequa Corp. *                                              40,123
    3,600    Spirit Aerosystems Holdings, Inc. Class A *               114,660
    2,115    Teledyne Technologies, Inc. *                              79,186
      700    TransDigm Group, Inc. *                                    25,466
      933    Triumph Group, Inc.                                        51,632
      639    United Industrial Corp.                                    35,273
                                                                    ----------
                                                                     6,406,868
                                                                    ----------
AIRLINES - 0.8%
    5,635    Airtran Holdings, Inc. *                                   57,871
    2,363    Alaska Air Group, Inc. *                                   90,030
    5,491    Continental Airlines, Inc. Class B *                      199,818
    3,439    ExpressJet Holdings, Inc. *                                20,084
    2,269    Frontier Airlines Holdings, Inc. *                         13,637
   10,095    JetBlue Airways Corp. *                                   116,193
    1,688    Mesa Air Group, Inc. *                                     12,711
    2,000    Republic Airways Holdings, Inc. *                          45,920
  113,358    Skywest, Inc. #                                         3,041,395
    6,500    UAL Corp. *                                               248,105
    3,500    US Airways Group, Inc. *                                  159,180
                                                                    ----------
                                                                     4,004,944
                                                                    ----------
APPAREL & TEXTILES - 0.8%
    2,882    Carter's, Inc. *                                           73,030
      491    Cherokee, Inc.                                             21,142
      855    Columbia Sportswear Co.                                    53,275
      500    Crocs, Inc. *                                              23,625
      710    Deckers Outdoor Corp. *                                    50,424
    1,121    G&K Services, Inc.                                         40,670
    2,414    Guess ?, Inc.                                              97,743
    1,843    Gymboree Corp. *                                           73,849
    1,189    Hartmarx Corp. *                                            8,799
    3,000    Iconix Brand Group, Inc. *                                 61,200
    6,600    Jones Apparel Group, Inc.                                 202,818
    1,524    K-Swiss, Inc.                                              41,178
    1,621    Kellwood Co.                                               47,544
    6,130    Liz Claiborne, Inc.                                       262,671
    1,000    Maidenform Brands, Inc. *                                  23,070
      857    Oxford Industries, Inc.                                    42,370
      511    Perry Ellis International, Inc. *                          16,347
    3,191    Phillips-Van Heusen Corp.                                 187,631
    7,286    Quiksilver, Inc. *                                         84,518
      657    Skechers U.S.A., Inc. *                                    22,056
    1,191    Steven Madden Ltd.                                         34,777
    2,329    Stride Rite Corp.                                          35,843
   33,700    Timberland Co. #*                                         877,211
      900    True Religion Apparel, Inc. *                              14,616
      479    Unifirst Corp.                                             18,379
    2,753    Warnaco Group, Inc. *                                      78,185
      544    Weyco Group, Inc.                                          14,133
   46,468    Wolverine World Wide, Inc.                              1,327,591
                                                                    ----------
                                                                     3,834,695
                                                                    ----------
AUTOMOTIVE - 0.4%
      900    Accuride Corp. *                                           13,140
    1,366    Aftermarket Technology Corp. *                             33,166
    2,937    American Axle & Manufacturing Holdings, Inc.               80,327
    4,073    ArvinMeritor, Inc.                                         74,332
    1,306    ASV, Inc. *                                                19,930
    4,809    Autoliv, Inc.                                             274,642
      594    Bandag, Inc.                                               30,110
    3,258    BorgWarner, Inc.                                          245,718
    1,300    Commercial Vehicle Group, Inc. *                           26,780
    3,868    Cooper Tire & Rubber Co.                                   70,746
      750    Fuel Systems Solutions, Inc. *                             13,890
   10,300    Goodyear Tire & Rubber Co. *                              321,257
      963    Keystone Automotive Industries, Inc. *                     32,453
    4,300    Lear Corp. *                                              156,993
      700    Miller Industries, Inc. *                                  15,267
    2,093    Modine Manufacturing Co.                                   47,930
      885    Noble International Ltd.                                   14,850
    4,252    Oshkosh Truck Corp.                                       225,356
    1,550    Superior Industries International                          32,287
    2,491    Tenneco Automotive, Inc. *                                 63,421
      900    Titan International, Inc.                                  22,797
    2,477    TRW Automotive Holdings Corp. *                            86,249

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                               ----------
    7,599    Visteon Corp. *                                         $   64,895
    1,854    Wabash National Corp.                                       28,589
                                                                     ----------
                                                                      1,995,125
                                                                     ----------
BANKING - 7.0%
      773    1st Source Corp.                                            20,229
      920    Alabama National Bancorp                                    65,145
    1,256    Amcore Financial, Inc.                                      39,878
      660    AmericanWest Bancorp                                        14,216
      600    Ameris Bancorp                                              14,688
      678    Arrow Financial Corp.                                       15,187
    7,793    Associated Banc-Corp                                       261,845
      400    Bancfirst Corp.                                             18,540
    4,596    Bancorpsouth, Inc.                                         112,372
      400    BancTrust Financial Group, Inc.                              8,464
      996    Bank of Granite Corp.                                       17,848
   42,441    Bank of Hawaii Corp.                                     2,250,646
      674    Bank of the Ozarks, Inc.                                    19,357
    1,600    BankFinancial Corp.                                         26,032
      749    Banner Corp.                                                31,121
    1,242    BOK Financial Corp.                                         61,516
  166,728    Boston Private Financial Holdings, Inc. #                4,655,046
      400    Cadence Financial Corp.                                      8,000
      400    Camden National Corp.                                       17,360
      850    Capital City Bank Group, Inc.                               28,305
      540    Capital Corp. of the West                                   14,337
      800    Capitol Bancorp Ltd.                                        29,480
    1,000    Cardinal Financial Corp.                                     9,980
    1,796    Cascade Bancorp                                             46,588
      450    Cass Information Systems, Inc.                              15,192
    3,046    Cathay General Bancorp                                     103,503
    3,600    Centennial Bank Holdings, Inc. *                            31,140
      800    Center Financial Corp.                                      15,816
      600    Centerstate Banks of Florida, Inc.                          10,602
    1,776    Central Pacific Financial Corp.                             64,948
    1,393    Chemical Financial Corp.                                    41,497
    2,641    Chittenden Corp.                                            79,732
    4,199    Citizens Banking Corp.                                      93,050
      751    City Bank                                                   24,115
    1,118    City Holding Co.                                            45,223
    2,427    City National Corp.                                        178,627
      899    Coastal Financial Corp.                                     14,051
      967    CoBiz, Inc.                                                 19,253
  100,508    Colonial BancGroup, Inc.                                 2,487,573
      700    Columbia Bancorp                                            16,807
    1,007    Columbia Banking System, Inc.                               33,966
    4,064    Commerce Bancshares, Inc.                                  196,332
      360    Community Bancorp, Inc. *                                   11,070
    1,624    Community Bank System, Inc.                                 33,974
    1,385    Community Banks, Inc.                                       33,060
      971    Community Trust Bancorp, Inc.                               35,179
    2,162    Corus Bankshares, Inc.                                      36,884
    3,369    Cullen/Frost Bankers, Inc.                                 176,300
    3,861    CVB Financial Corp.                                         45,946
    3,576    East-West Bancorp, Inc.                                    131,490
      621    Enterprise Financial Services Corp.                         17,388
      400    Farmers Capital Bank Corp.                                  11,752
      727    First Bancorp (North Carolina)                              15,543
    3,962    First Bancorp (Puerto Rico)                                 52,536
    1,005    First Busey Corp.                                           21,537
    2,188    First Charter Corp.                                         47,042
      300    First Citizens BancShares, Inc.                             60,300
    4,118    First Commonwealth Financial Corp.                          48,387
   79,532    First Community Bancorp, Inc. #                          4,496,739
      622    First Community Bancshares, Inc.                            24,258
    2,037    First Financial Bancorp                                     30,779
    1,300    First Financial Bankshares, Inc.                            54,366
      880    First Financial Corp.                                       27,236
    7,100    First Horizon National Corp.                               294,863
      586    First Indiana Corp.                                         12,804
    1,219    First Merchants Corp.                                       28,915
   28,828    First Midwest Bancorp, Inc. #                            1,059,429
      387    First Regional Bancorp *                                    11,494
    1,579    First Republic Bank                                         84,792
      481    First South Bancorp, Inc.                                   14,762
    1,200    First State Bancorp                                         27,060
    4,572    FirstMerit Corp.                                            96,515
    3,622    FNB Corp. (Pennsylvania)                                    61,031
      545    FNB Corp. (Virginia)                                        19,527
    4,012    Fremont General Corp.                                       27,803
    2,407    Frontier Financial Corp.                                    60,055
    9,949    Fulton Financial Corp.                                     144,559
      875    GB&T Bancshares, Inc.                                       15,864
    3,255    Glacier Bancorp, Inc.                                       78,250
      674    Great Southern Bancorp, Inc.                                19,735
   60,986    Greater Bay Bancorp #                                    1,639,914
      493    Greene County Bancshares, Inc.                              16,718
    1,662    Hancock Holding Co.                                         73,095
    2,392    Hanmi Financial Corp.                                       45,592
    1,863    Harleysville National Corp.                                 33,199
      900    Heartland Financial USA, Inc.                               24,075
      605    Heritage Commerce Corp.                                     15,421
      800    Home Bancshares, Inc.                                       17,640
      625    IBERIA BANK Corp.                                           34,788
   19,401    Independent Bank Corp. (Massachusetts) #                   639,069
    1,339    Independent Bank Corp. (Michigan)                           27,275
      980    Integra Bank Corp.                                          21,844
    2,632    International Bancshares Corp.                              78,091
      300    Intervest Bancshares Corp. *                                 8,610
    3,733    Investors Financial Services Corp.                         217,074
    1,138    Irwin Financial Corp.                                       21,212
    1,363    Lakeland Bancorp, Inc.                                      18,469
      800    Lakeland Financial Corp.                                    18,160
      693    Macatawa Bank Corp.                                         12,751
    1,069    MainSource Financial Group, Inc.                            18,152
   82,022    MB Financial Corp. #                                     2,953,612
      928    MBT Financial Corp.                                         11,980
      551    Mercantile Bank Corp.                                       17,896
      450    MetroCorp Bancshares, Inc.                                   9,540

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
   1,306    Mid-State Bancshares                                    $    47,917
   1,077    Midwest Banc Holdings, Inc.                                  19,074
   1,200    Nara Bancorp, Inc.                                           21,012
   2,725    National Penn Bancshares, Inc.                               51,502
  30,703    NBT Bancorp, Inc. #                                         719,371
   3,798    Old National Bancorp                                         69,048
     760    Old Second Bancorp, Inc.                                     20,824
     882    Omega Financial Corp.                                        25,146
   1,065    Oriental Financial Group                                     12,546
   2,841    Pacific Capital Bancorp                                      91,253
     746    Park National Corp.                                          70,482
     640    Peoples Bancorp, Inc.                                        16,902
  52,405    Pinnacle Financial Partners, Inc. #*                      1,598,877
     500    Placer Sierra Bancshares                                     13,530
       1    PNC Financial Services Group, Inc.                               45
     450    Preferred Bank (Los Angeles)                                 17,645
     578    Premierwest Bancorp                                           7,809
   1,100    PrivateBancorp, Inc.                                         40,216
   2,026    Prosperity Bancshares, Inc.                                  70,383
  45,791    Provident Bankshares Corp. #                              1,504,692
     975    Renasant Corp.                                               24,063
     629    Republic Bancorp, Inc. (Kentucky)                            14,221
     279    Royal Bancshares of Pennsylvania                              6,626
   1,576    S&T Bancorp, Inc.                                            52,071
     887    Sandy Spring Bancorp, Inc.                                   30,726
     427    Santander BanCorp                                             7,519
     633    SCBT Financial Corp.                                         22,958
     991    Seacoast Banking Corp. of Florida                            22,466
     906    Security Bank Corp.                                          18,247
     600    Shore Bancshares, Inc.                                       15,870
     283    Sierra Bancorp                                                7,941
   1,773    Signature Bank *                                             57,693
     957    Simmons First National Corp.                                 28,777
   6,086    Sky Financial Group, Inc.                                   163,470
     550    Smithtown Bancorp, Inc.                                      14,300
   4,534    South Financial Group, Inc.                                 112,080
     606    Southside Bancshares, Inc.                                   13,883
   1,000    Southwest Bancorp, Inc.                                      25,690
   1,203    Sterling Bancorp                                             21,774
   4,081    Sterling Bancshares, Inc.                                    45,626
   1,352    Sterling Financial Corp.                                     30,014
     670    Suffolk Bancorp                                              21,628
   1,106    Sun Bancorp, Inc. *                                          20,561
   2,200    Superior Bancorp *                                           23,760
   2,841    Susquehanna Bancshares, Inc.                                 65,883
   2,084    SVB Financial Group *                                       101,262
     598    SY Bancorp, Inc.                                             14,866
     300    Taylor Capital Group, Inc.                                   10,500
   7,878    TCF Financial Corp.                                         207,664
   1,410    Texas Capital Bancshares, Inc. *                             28,905
     425    The Bancorp, Inc. *                                          11,050
     368    Tompkins Trustco, Inc.                                       15,404
   1,000    Trico Bancshares                                             23,670
   4,298    Trustco Bank Corp.                                           41,175
   2,893    Trustmark Corp.                                              81,120
   5,722    UCBH Holdings, Inc.                                         106,544
   1,982    UMB Financial Corp.                                          74,840
   3,328    Umpqua Holdings Corp.                                        89,091
     783    Union Bankshares Corp.                                       20,311
   2,085    United Bankshares, Inc.                                      73,038
   2,100    United Community Banks, Inc.                                 68,859
     500    United Security Bancshares/CA                                 9,535
     840    Univest Corp. of Pennsylvania                                20,807
     487    USB Holding Co., Inc.                                        11,050
   6,946    Valley National Bancorp                                     175,386
     437    Vineyard National Bancorp                                    10,068
  23,389    Virginia Commerce Bancorp, Inc. #*                          506,372
     711    Virginia Financial Group, Inc.                               18,436
   6,534    W Holding Co., Inc.                                          32,670
     495    Washington Trust Bancorp, Inc.                               13,271
   3,180    Webster Financial Corp.                                     152,672
   1,250    WesBanco, Inc.                                               38,588
   1,088    West Bancorp, Inc.                                           16,418
   1,013    West Coast Bancorp                                           32,386
   1,803    Westamerica Bancorp                                          86,851
     800    Western Alliance Bancorp *                                   24,832
   3,953    Whitney Holding Corp.                                       120,883
   3,999    Wilmington Trust Corp.                                      168,638
     652    Wilshire Bancorp, Inc.                                       10,693
  22,509    Wintrust Financial Corp. #                                1,004,126
     597    Yardville National Bancorp                                   21,677
                                                                    -----------
                                                                     33,430,787
                                                                    -----------
BIOTECHNOLOGY - 0.6%
     500    Advanced Magnetics, Inc. *                                   30,135
   3,800    ADVENTRX Pharmaceuticals, Inc. *                              9,500
   3,901    Affymetrix, Inc. *                                          117,303
   2,138    Alexion Pharmaceuticals, Inc. *                              92,447
   2,300    American Oriental Bioengineering, Inc. *                     21,597
   4,342    Applera Corp. - Celera Genomics Group *                      61,656
   3,800    Arena Pharmaceuticals, Inc. *                                41,268
   3,113    Ariad Pharmaceuticals, Inc. *                                13,977
   1,132    Bio-Rad Laboratories, Inc. *                                 79,059
   1,676    Cambrex Corp.                                                41,230
   2,405    Cell Genesys, Inc. *                                         10,101
   4,016    Charles River Laboratories International, Inc. *            185,780
   1,200    Coley Pharmaceutical Group, Inc. *                           11,496
   1,800    Cytokinetics, Inc. *                                         12,528
   3,000    deCODE genetics, Inc. *                                      10,950
   1,134    Digene Corp. *                                               48,093
   2,181    Diversa Corp. *                                              17,034
   3,361    Encysive Pharmaceuticals, Inc. *                              9,108
   1,604    Enzo Biochem, Inc. *                                         24,188
   2,704    Enzon Pharmaceuticals, Inc. *                                22,038
   4,925    Exelixis, Inc. *                                             48,955
   1,377    Genitope Corp. *                                              5,715
     900    Genomic Health, Inc. *                                       15,606
   3,503    Geron Corp. *                                                24,521
     483    GTx, Inc. *                                                   9,853

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)

SHARES                                                                 VALUE
------                                                              -----------
    1,900    Hana Biosciences, Inc. *                               $     3,629
    8,100    Human Genome Sciences, Inc. *                               86,022
    3,125    Illumina, Inc. *                                            91,563
    5,463    Incyte Corp. *                                              36,001
    1,185    Integra LifeSciences Holdings Corp. *                       54,012
    1,659    InterMune, Inc. *                                           40,911
    2,733    Invitrogen Corp. *                                         173,955
    2,869    Keryx Biopharmaceuticals, Inc. *                            30,182
    4,391    Lexicon Genetics, Inc. *                                    15,939
    1,984    Lifecell Corp. *                                            49,540
    1,980    Martek Biosciences Corp. *                                  40,828
    1,458    Maxygen, Inc. *                                             16,257
    1,400    Metabasis Therapeutics, Inc. *                              10,290
   18,600    Millennium Pharmaceuticals, Inc. *                         211,296
    3,087    Millipore Corp. *                                          223,715
    1,400    Momenta Pharmaceuticals, Inc. *                             18,144
    8,000    Monogram Biosciences, Inc. *                                15,520
    2,637    Myriad Genetics, Inc. *                                     90,871
    5,234    Nektar Therapeutics *                                       68,356
    1,739    Northfield Laboratories, Inc. *                              6,278
    4,000    Novavax, Inc. *                                             10,360
    3,300    Panacos Pharmaceuticals, Inc. *                             15,279
    6,516    PDL BioPharma, Inc. *                                      141,397
   11,300    Peregrine Pharmaceuticals, Inc. *                           11,074
    2,934    Regeneron Pharmaceuticals, Inc. *                           63,433
    1,800    Sangamo BioSciences, Inc. *                                 12,240
    2,720    Savient Pharmaceuticals, Inc. *                             32,694
    2,637    SuperGen, Inc. *                                            15,558
    3,085    Telik, Inc. *                                               16,752
    7,190    Vertex Pharmaceuticals, Inc. *                             201,608
                                                                    -----------
                                                                      2,767,842
                                                                    -----------
BUILDING & CONSTRUCTION - 2.1%
      527    Aaon, Inc.                                                  13,770
      100    AMREP Corp.                                                  7,725
    1,804    Apogee Enterprises, Inc.                                    36,152
   42,927    Beazer Homes USA, Inc. #                                 1,246,171
      763    Brookfield Homes Corp.                                      24,492
      900    Builders FirstSource, Inc. *                                14,463
      400    Cavco Industries, Inc. *                                    13,980
    4,311    Champion Enterprises, Inc. *                                37,937
    2,459    Comfort Systems USA, Inc.                                   29,459
    1,120    Drew Industries, Inc. *                                     32,122
    2,343    Dycom Industries, Inc. *                                    61,059
    2,893    Eagle Materials, Inc.                                      129,115
    1,896    EMCOR Group, Inc. *                                        111,826
    1,400    ENGlobal Corp. *                                             7,770
    3,478    Fleetwood Enterprises, Inc. *                               27,511
    2,716    Florida Rock Industries, Inc.                              182,760
    1,434    Genlyte Group, Inc. *                                      101,169
    1,500    Goodman Global, Inc. *                                      26,430
    2,112    Granite Construction, Inc.                                 116,709
    2,400    Home Solutions of America, Inc. *                           11,400
    2,962    Hovnanian Enterprises, Inc. *                               74,524
    1,600    Infrasource Services, Inc. *                                48,848
   24,236    Insituform Technologies, Inc. #*                           503,866
    1,600    Interline Brands, Inc. *                                    35,072
    6,908    Jacobs Engineering Group, Inc. *                           322,258
    4,600    KB Home                                                    196,282
    1,800    KBR, Inc. *                                                 36,630
      718    Layne Christensen Co. *                                     26,150
    3,206    Lennox International, Inc.                                 114,454
      957    Levitt Corp.                                                 8,910
    1,194    LSI Industries, Inc.                                        19,988
      686    M/I Homes, Inc.                                             18,213
    2,672    Martin Marietta Materials, Inc.                            361,254
   32,636    MDC Holdings, Inc. #                                     1,568,812
    1,272    Meritage Homes Corp. *                                      40,857
    1,757    Monaco Coach Corp.                                          27,989
    1,165    NCI Building Systems, Inc. *                                55,617
      270    NVR, Inc. *                                                179,550
      380    Palm Harbor Homes, Inc. *                                    5,449
    1,100    Perini Corp. *                                              40,546
    1,000    PGT, Inc. *                                                 12,000
    2,446    Ryland Group, Inc.                                         103,197
    4,584    Shaw Group, Inc. *                                         143,342
    2,282    Simpson Manufacturing Co., Inc.                             70,377
      288    Skyline Corp.                                                9,717
    3,822    Standard-Pacific Corp.                                      79,765
      600    Sterling Construction Co., Inc. *                           11,436
      892    Technical Olympic USA, Inc.                                  3,559
   16,121    Texas Industries, Inc. #                                 1,217,619
   23,523    Thor Industries, Inc. #                                    926,571
    7,500    Toll Brothers, Inc. *                                      205,350
      547    Trex Co., Inc. *                                            11,777
    2,100    U.S. Concrete, Inc. *                                       16,422
      909    Universal Forest Products, Inc.                             45,041
    2,967    URS Corp. *                                                126,364
    4,826    USG Corp. *                                                225,278
    1,600    Washington Group International, Inc. *                     106,272
   35,156    WCI Communities, Inc. #*                                   750,229
    1,800    Williams Scotsman International, Inc. *                     35,388
    2,018    Winnebago Industries                                        67,865
                                                                    -----------
                                                                     10,084,858
                                                                    -----------
BUSINESS SERVICES & SUPPLIES - 0.9%
    1,456    Administaff, Inc.                                           51,251
      838    CDI Corp.                                                   24,235
  157,800    Cross Country Healthcare, Inc. #*                        2,876,694
    1,476    Gevity HR, Inc.                                             29,136
    3,242    Global Imaging Systems, Inc. *                              63,219
    1,150    Heidrick & Struggles International, Inc. *                  55,717
    3,844    Herman Miller, Inc.                                        128,736
    6,359    Hewitt Associates, Inc. *                                  185,874
    2,800    HNI Corp.                                                  128,604
    1,262    Hudson Highland Group, Inc. *                               19,675
    6,696    IKON Office Solutions, Inc. *                               96,221
    2,484    Interface, Inc. *                                           39,719
    1,136    Kelly Services, Inc.                                        36,579
    1,610    Kforce, Inc. *                                              22,170
    2,000    Knoll, Inc.                                                 47,660
    2,630    Korn/Ferry International *                                  60,332

Portfolio of Investments
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)

SHARES                                                                 VALUE
------                                                               ----------
    3,029    Labor Ready, Inc. *                                     $   57,521
    5,866    MPS Group, Inc. *                                           83,004
    2,698    Resources Connection, Inc. *                                86,309
    2,851    Spherion Corp. *                                            25,146
    4,536    Steelcase, Inc.                                             90,221
                                                                     ----------
                                                                      4,208,023
                                                                     ----------
CHEMICALS - 2.0%
    3,990    Airgas, Inc.                                               168,179
   45,406    Albemarle Corp.                                          1,877,084
    1,021    American Vanguard Corp.                                     17,449
    1,280    Arch Chemicals, Inc.                                        39,962
    3,300    Ashland, Inc.                                              216,480
      708    Balchem Corp.                                               12,517
    3,566    Cabot Corp.                                                170,205
    1,463    Cabot Microelectronics Corp. *                              49,025
    4,400    Celanese Corp.                                             135,696
    3,300    CF Industries Holdings, Inc.                               127,215
   13,601    Chemtura Corp.                                             148,659
    2,343    Cytec Industries, Inc.                                     131,770
    4,700    Eastman Chemical Co.                                       297,651
    2,530    Ferro Corp.                                                 54,673
   20,747    FMC Corp.                                                1,564,946
    2,017    Georgia Gulf Corp.                                          32,696
    3,560    HB Fuller Co.                                               97,081
    6,469    Hercules, Inc. *                                           126,404
    5,300    Huntsman Corp. *                                           101,177
      800    Innophos Holdings, Inc.                                     13,832
      641    Innospec, Inc.                                              36,947
    5,358    International Flavors & Fragrances, Inc.                   253,005
      272    Kronos Worldwide, Inc.                                       8,816
    4,066    Lubrizol Corp.                                             209,521
    1,761    MacDermid, Inc.                                             61,406
    1,152    Minerals Technologies, Inc.                                 71,608
    1,100    NewMarket Corp.                                             44,737
      521    NL Industries                                                5,679
    4,098    Olin Corp.                                                  69,420
    1,634    OM Group, Inc. *                                            73,007
    2,700    Omnova Solutions, Inc. *                                    14,742
      500    Pioneer Cos., Inc. *                                        13,820
    5,352    PolyOne Corp. *                                             32,647
    2,100    Rockwood Holdings, Inc. *                                   58,128
    6,907    RPM International, Inc.                                    159,552
    1,388    Schulman A, Inc.                                            32,701
    2,707    Sensient Technologies Corp.                                 69,786
    7,800    Sigma-Aldrich Corp.                                        323,856
   23,995    Spartech Corp. #                                           704,013
      273    Stepan Co.                                                   7,166
    1,978    Symyx Technologies *                                        35,050
    5,563    Terra Industries, Inc. *                                    97,353
    2,500    Tronox, Inc. Class B                                        34,950
    3,000    UAP Holding Corp.                                           77,550
      248    Valhi, Inc.                                                  3,274
   45,260    Valspar Corp.                                            1,259,586
      700    Westlake Chemical Corp.                                     19,005
    3,868    WR Grace & Co. *                                           102,193
      800    Zoltek Companies, Inc. *                                    27,944
                                                                     ----------
                                                                      9,290,163
                                                                     ----------
COMMERCIAL SERVICES - 7.0%
    2,630    Aaron Rents, Inc.                                           69,537
    2,737    ABM Industries, Inc.                                        72,229
    5,188    Adesa, Inc.                                                143,344
    4,000    Advance America Cash Advance Centers, Inc.                  61,560
   79,100    Advisory Board Co. #*                                    4,004,042
    1,722    Albany Molecular Research, Inc. *                           16,962
    4,658    Alliance Data Systems Corp. *                              287,026
    1,834    Arbitron, Inc.                                              86,106
      600    Bankrate, Inc. *                                            21,144
      500    Barrett Business Services, Inc.                             11,525
   11,376    BearingPoint, Inc. *                                        87,140
    1,543    Bowne & Co., Inc.                                           24,271
    5,600    Career Education Corp. *                                   170,800
    3,917    Cbiz, Inc. *                                                27,811
      400    Central Parking Corp.                                        8,872
    3,100    Cenveo, Inc. *                                              75,330
    1,608    Chemed Corp.                                                78,728
   93,900    ChoicePoint, Inc. *                                      3,514,677
      800    Clayton Holdings, Inc. *                                    12,272
    1,800    Coinmach Service Corp. Class A                              19,098
    1,512    Coinstar, Inc. *                                            47,326
      900    Compass Diversified Trust                                   15,093
      618    Consolidated Graphics, Inc. *                               45,763
    8,124    Convergys Corp. *                                          206,431
      800    Cornell Cos., Inc. *                                        16,176
    2,363    Corporate Executive Board Co.                              179,493
    3,542    Corrections Corp. of America *                             187,053
      996    CoStar Group, Inc. *                                        44,501
      699    CRA International, Inc. *                                   36,474
      500    Dawson Geophysical Co. *                                    24,765
    2,903    Deluxe Corp.                                                97,338
    1,617    Diamond Management & Technology Consultants, Inc.           18,903
      700    Dollar Financial Corp. *                                    17,710
    1,428    Dollar Thrifty Automotive Group *                           72,885
    1,600    DynCorp International, Inc. *                               24,144
    1,323    Electro Rent Corp. *                                        19,051
    2,900    Enersys *                                                   49,822
    7,416    Equifax, Inc.                                              270,313
    1,913    Euronet Worldwide, Inc. *                                   51,383
      500    Exlservice Holdings, Inc. *                                 10,315
      674    Exponent, Inc. *                                            13,446
      570    First Advantage Corp. *                                     13,663
    1,500    First Consulting Group, Inc. *                              13,650
      796    Forrester Research, Inc. *                                  22,575
  115,644    FTI Consulting, Inc. #*                                  3,884,482
  143,458    Gartner, Inc. #*                                         3,435,819
    1,227    Geo Group, Inc. *                                           55,608
    2,000    Global Cash Access, Inc. *                                  33,380
      800    H&E Equipment Services, Inc. *                              17,200
   99,725    Healthcare Services Group #                              2,857,121
    1,000    Heartland Payment Systems, Inc.                             23,640

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
    1,000    Huron Consulting Group, Inc. *                         $    60,840
      500    ICT Group, Inc. *                                            8,750
    2,242    Interactive Data Corp.                                      55,490
    9,906    Iron Mountain, Inc. *                                      258,844
    1,800    Jackson Hewitt Tax Service, Inc.                            57,924
      800    Kendle International, Inc. *                                28,416
    1,000    Kenexa Corp. *                                              31,130
      590    Landauer, Inc.                                              29,783
    1,598    LECG Corp. *                                                23,139
    3,700    Live Nation, Inc. *                                         81,622
    2,127    Magellan Health Services, Inc. *                            89,334
    1,396    MAXIMUS, Inc.                                               48,134
    1,422    McGrath Rentcorp                                            45,035
      995    Midas, Inc. *                                               21,462
      600    Monro Muffler, Inc.                                         21,060
      900    Morningstar, Inc. *                                         46,476
  141,949    Navigant Consulting, Inc. #*                             2,804,912
    2,800    Net 1 UEPS Technologies, Inc. *                             69,664
    1,700    On Assignment, Inc. *                                       21,097
   37,664    Parexel International Corp. *                            1,354,774
    1,200    PeopleSupport, Inc. *                                       13,740
    6,030    Pharmaceutical Product Development, Inc.                   203,151
    1,196    Pharmanet Development Group, Inc. *                         31,096
    3,000    PHH Corp. *                                                 91,680
      620    Pre-Paid Legal Services, Inc. *                             31,068
      720    Providence Service Corp. *                                  17,078
    6,417    Quanta Services, Inc. *                                    161,837
    4,028    Rent-A-Center, Inc. *                                      112,703
    1,800    Rewards Network, Inc. *                                      9,540
    1,755    Rollins, Inc.                                               40,383
    5,100    SAIC, Inc. *                                                88,332
    1,582    Senomyx, Inc. *                                             19,585
  168,951    Service Corp. International                              2,003,759
   17,010    ServiceMaster Co.                                          261,784
    3,654    Sotheby's Holdings                                         162,530
    2,152    Source Interlink Companies, Inc. *                          14,440
      400    Standard Parking Corp. *                                    14,148
      717    Startek, Inc.                                                7,019
    6,595    Stewart Enterprises, Inc.                                   53,156
      400    Team, Inc. *                                                15,260
    1,730    TeleTech Holdings, Inc. *                                   63,474
    1,481    TNS, Inc. *                                                 23,829
    3,871    United Rentals, Inc. *                                     106,452
    2,719    Valassis Communications, Inc. *                             46,740
      500    Vertrue, Inc. *                                             24,055
    1,378    Viad Corp.                                                  53,191
      544    Volt Information Sciences, Inc. *                           14,247
    6,000    Waters Corp. *                                             348,000
    2,568    Watson Wyatt & Co. Holdings                                124,933
    2,050    Weight Watchers International, Inc.                         94,485
  109,000    Wright Express Corp. #*                                  3,305,970
                                                                    -----------
                                                                     33,313,548
                                                                    -----------
COMPUTERS & INFORMATION - 1.6%
      945    3D Systems Corp. *                                          20,705
    1,544    Agilysys, Inc.                                              34,694
    1,098    Ansoft Corp. *                                              34,741
    7,421    BISYS Group, Inc. *                                         85,045
  119,069    Brocade Communications Systems, Inc. *                   1,133,537
    1,725    CACI International, Inc. *                                  80,833
    8,157    Ceridian Corp. *                                           284,190
    3,140    Ciber, Inc. *                                               24,712
    1,080    COMSYS IT Partners, Inc. *                                  21,492
    2,022    Covansys Corp. *                                            49,903
    4,033    Diebold, Inc.                                              192,414
    3,200    DST Systems, Inc. *                                        240,640
    1,650    Echelon Corp. *                                             17,391
    3,368    Electronics for Imaging *                                   78,980
    2,409    Factset Research Systems, Inc.                             151,406
   18,828    Gateway, Inc. *                                             41,233
    1,338    Hutchinson Technology, Inc. *                               31,242
    1,200    iGate Corp. *                                                9,888
    1,400    IHS, Inc. *                                                 57,554
    2,130    Imation Corp.                                               86,009
      508    Integral Systems, Inc.                                      12,278
    2,279    InterVoice, Inc. *                                          15,133
    4,606    Jack Henry & Associates, Inc.                              110,774
    1,748    Komag, Inc. *                                               57,212
    1,850    Kronos, Inc. *                                              98,975
    1,500    Magma Design Automation, Inc. *                             17,940
    1,552    Manhattan Associates, Inc. *                                42,571
      900    Maxwell Technologies, Inc. *                                11,268
    4,425    Mentor Graphics Corp. *                                     72,305
      871    Mercury Computer Systems, Inc. *                            12,081
    2,288    Micros Systems, Inc. *                                     123,529
    1,922    Mobility Electronics, Inc. *                                 5,977
    1,153    MTS Systems Corp.                                           44,783
    3,457    National Instruments Corp.                                  90,677
    1,900    Ness Technologies, Inc. *                                   24,282
    1,196    Netscout Systems, Inc. *                                    10,824
    5,368    Palm, Inc. *                                                97,322
    4,855    Perot Systems Corp. *                                       86,759
    9,762    Quantum Corp. *                                             26,357
    1,600    Rackable Systems, Inc. *                                    27,152
    1,588    Radiant Systems, Inc. *                                     20,692
    1,321    Radisys Corp. *                                             21,585
      700    Riverbed Technology, Inc. *                                 19,348
      898    SI International, Inc. *                                    25,782
    1,500    Sigma Designs, Inc. *                                       39,390
    5,492    Silicon Storage Technology, Inc. *                          27,076
    2,258    SRA International, Inc. *                                   55,005
      542    Stratasys, Inc. *                                           23,154
   72,417    SYKES Enterprises, Inc. *                                1,320,886
    1,380    Synaptics, Inc. *                                           35,300
   66,525    Synopsys, Inc. *                                         1,744,951
      413    Syntel, Inc.                                                14,310
    1,721    Talx Corp.                                                  57,017

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                               ----------
   2,392    Tyler Technologies, Inc. *                               $   30,378
  19,700    Unisys Corp. *                                              166,071
  12,677    Western Digital Corp. *                                     213,100
                                                                     ----------
                                                                      7,478,853
                                                                     ----------
CONTAINERS & PACKAGING - 0.9%
     300    AEP Industries, Inc. *                                       12,900
   6,154    Ball Corp.                                                  282,161
   5,994    Bemis Co.                                                   200,140
   1,088    Chesapeake Corp.                                             16,429
  83,869    Crown Holdings, Inc. *                                    2,051,436
   3,649    Graphic Packaging Corp. *                                    17,296
     909    Greif, Inc.                                                 100,999
   2,034    Mobile Mini, Inc. *                                          54,471
   8,731    Owens-Illinois, Inc. *                                      224,998
   4,731    Packaging Corp. of America                                  115,436
   7,753    Pactiv Corp. *                                              261,586
   9,600    Sealed Air Corp.                                            303,360
   1,466    Silgan Holdings, Inc.                                        74,927
  15,200    Smurfit-Stone Container Corp. *                             171,152
   5,655    Sonoco Products Co.                                         212,515
                                                                     ----------
                                                                      4,099,806
                                                                     ----------
COSMETICS & PERSONAL CARE - 0.1%
   4,400    Alberto-Culver Co. *                                        100,672
   1,200    Bare Escentuals, Inc. *                                      43,044
     903    Chattem, Inc. *                                              53,223
   1,635    Elizabeth Arden, Inc. *                                      35,676
     247    Inter Parfums, Inc.                                           5,187
     800    Parlux Fragrances, Inc. *                                     4,464
     600    Physicians Formula Holdings, Inc. *                          11,328
   8,317    Revlon, Inc. *                                                8,899
                                                                     ----------
                                                                        262,493
                                                                     ----------
DISTRIBUTION & WHOLESALE - 1.2%
   2,550    Beacon Roofing Supply, Inc. *                                41,259
  75,026    Bell Microproducts, Inc. #*                                 480,166
     700    BlueLinx Holdings, Inc.                                       7,350
   2,776    Brightpoint, Inc. *                                          31,757
   1,708    Building Material Holding Corp.                              30,932
   3,400    CDW Corp.                                                   208,862
   1,770    Central European Distribution Corp. *                        51,525
     600    Core-Mark Holding Co., Inc. *                                21,408
     700    Directed Electronics, Inc. *                                  6,272
     700    Houston Wire & Cable Co. *                                   19,614
   8,162    Ingram Micro, Inc. *                                        157,608
   2,618    LKQ Corp. *                                                  57,230
     400    MWI Veterinary Supply, Inc. *                                13,200
   1,065    Nuco2, Inc. *                                                26,859
  44,889    Owens & Minor, Inc.                                       1,648,773
   2,938    Pool Corp.                                                  105,180
   1,408    Scansource, Inc. *                                           37,791
   3,265    Tech Data Corp. *                                           116,920
  22,926    Triad Guaranty, Inc. #*                                     949,366
  25,207    United Stationers, Inc. *                                 1,510,403
   1,637    Watsco, Inc.                                                 83,602
   2,768    WESCO International, Inc. *                                 173,775
                                                                     ----------
                                                                      5,779,852
                                                                     ----------
DIVERSIFIED FINANCIAL SERVICES - 2.1%
   1,146    Accredited Home Lenders Holding Co. *                        10,623
   1,157    Advanta Corp. Class B                                        50,723
   1,871    Affiliated Managers Group *                                 202,723
   4,400    AG Edwards, Inc.                                            304,392
   8,330    Allied Capital Corp.                                        239,987
   8,791    American Capital Strategies Ltd.                            389,529
   6,698    AmeriCredit Corp. *                                         153,116
   6,045    Apollo Investment Corp.                                     129,363
   2,775    Ares Capital Corp.                                           50,422
   1,089    Asset Acceptance Capital Corp. *                             16,847
     684    Asta Funding, Inc.                                           29,535
   1,400    Calamos Asset Management, Inc. Class A                       31,248
     100    Capital Southwest Corp.                                      15,367
   5,627    CapitalSource, Inc.                                         141,407
   3,063    CharterMac                                                   59,269
     900    Cohen & Steers, Inc.                                         38,772
   1,267    CompuCredit Corp. *                                          39,556
     583    Credit Acceptance Corp. *                                    15,852
   5,507    Doral Financial Corp. *                                       9,032
   6,726    Eaton Vance Corp.                                           239,715
   1,654    eSpeed, Inc. *                                               15,713
  19,000    Evercore Partners, Inc. Class A #*                          592,610
     706    Federal Agricultural Mortgage Corp. Class C                  19,203
   5,281    Federated Investors, Inc. Class B                           193,918
   1,690    Financial Federal Corp.                                      44,481
   2,617    First Marblehead Corp.                                      117,477
   2,700    Freedom Acquisition Holdings, Inc.                           25,926
   9,019    Friedman Billings Ramsey Group, Inc.                         49,785
     268    GAMCO Investors, Inc.                                        11,612
     700    GFI Group, Inc. *                                            47,579
     500    Gladstone Capital Corp.                                      11,840
     500    Gladstone Investment Corp.                                    7,435
   1,000    Greenhill & Co., Inc.                                        61,390
     975    Harris & Harris Group, Inc. *                                12,597
   4,222    IndyMac Bancorp, Inc.                                       135,315
   3,900    IntercontinentalExchange, Inc. *                            476,619
   2,193    International Securities Exchange, Inc.                     107,018
   2,557    Investment Technology Group, Inc. *                         100,234
  11,484    Janus Capital Group, Inc.                                   240,131
   6,952    Jefferies Group, Inc.                                       201,260
     500    KBW, Inc. *                                                  17,380
   5,998    Knight Capital Group, Inc. *                                 95,008
   3,084    LaBranche & Co., Inc. *                                      25,165
   1,600    MarketAxess Holdings, Inc. *                                 26,784
     809    Marlin Business Services, Inc. *                             17,701
   2,969    MCG Capital Corp.                                            55,698
   1,000    Medallion Financial Corp.                                    11,440
   5,012    MoneyGram International, Inc.                               139,133
   1,100    MVC Capital, Inc.                                            17,215
   5,500    Nasdaq Stock Market, Inc. *                                 161,755
   2,104    National Financial Partners Corp.                            98,699

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                               ----------
    1,037    Nelnet, Inc.                                            $   24,857
    1,049    NGP Capital Resources Co.                                   16,585
    4,548    Nuveen Investments, Inc.                                   215,120
    2,268    Ocwen Financial Corp. *                                     29,189
    1,200    optionsXpress Holdings, Inc.                                28,248
   99,800    Penson Worldwide, Inc. #*                                3,012,962
    1,128    Piper Jaffray Cos. *                                        69,868
      900    Portfolio Recovery Associates, Inc. *                       40,185
    5,184    Raymond James Financial, Inc.                              154,276
      484    Sanders Morris Harris Group, Inc.                            5,155
      590    Stifel Financial Corp. *                                    26,137
      242    Student Loan Corp.                                          44,993
    1,239    SWS Group, Inc.                                             30,740
    1,100    Technology Investment Capital Corp.                         18,601
      500    Thomas Weisel Partners Group, Inc. *                         9,510
      625    United PanAm Financial Corp. *                               7,813
    4,956    Waddell & Reed Financial, Inc.                             115,574
   23,478    Walter Industries, Inc. #                                  581,081
    1,152    World Acceptance Corp. *                                    46,022
                                                                     ----------
                                                                      9,782,515
                                                                     ----------
DIVERSIFIED OPERATIONS - 0.0%
    1,400    Star Maritime Acquisition Corp. *                           14,350
                                                                     ----------
                                                                         14,350
                                                                     ----------
EDUCATION - 0.2%
    1,582    Bright Horizons Family Solutions, Inc. *                    59,721
    5,034    Corinthian Colleges, Inc. *                                 69,217
    3,693    DeVry, Inc.                                                108,390
    1,100    Educate, Inc. *                                              8,426
    2,413    ITT Educational Services, Inc. *                           196,635
    2,539    Laureate Education, Inc. *                                 149,725
      851    Strayer Education, Inc.                                    106,375
    1,405    Universal Technical Institute, Inc. *                       32,427
                                                                     ----------
                                                                        730,916
                                                                     ----------
ELECTRICAL EQUIPMENT - 0.3%
    2,196    Advanced Energy Industries, Inc. *                          46,204
    1,429    Allete, Inc.                                                66,620
    1,541    American Superconductor Corp. *                             20,757
    6,339    Ametek, Inc.                                               218,949
    2,420    Belden CDT, Inc.                                           129,688
    6,800    Capstone Turbine Corp. *                                     7,208
      500    Color Kinetics, Inc. *                                       9,715
    1,373    Encore Wire Corp.                                           34,764
    3,352    Energizer Holdings, Inc. *                                 286,026
    2,309    Energy Conversion Devices, Inc. *                           80,676
    2,895    General Cable Corp. *                                      154,680
    6,158    GrafTech International Ltd. *                               55,915
    3,623    Hubbell, Inc. Class B                                      174,774
      900    Insteel Industries, Inc.                                    15,111
      900    Lamson & Sessions Co. *                                     25,011
    1,350    Littelfuse, Inc. *                                          54,810
    1,385    Medis Technologies Ltd. *                                   23,420
      285    Powell Industries, Inc. *                                    9,120
    4,436    Power-One, Inc. *                                           25,374
    1,400    Raser Technologies, Inc. *                                   7,280
    1,060    Superior Essex, Inc. *                                      36,750
    1,073    Universal Display Corp. *                                   16,192
    1,150    Vicor Corp.                                                 11,523
    1,364    Wilson Greatbatch Technologies, Inc. *                      34,782
                                                                     ----------
                                                                      1,545,349
                                                                     ----------
ELECTRONICS - 5.3%
      500    American Science & Engineering, Inc. *                      26,335
      752    Analogic Corp.                                              47,286
    7,194    Arrow Electronics, Inc. *                                  271,573
    7,439    Avnet, Inc. *                                              268,845
    2,900    AVX Corp.                                                   44,080
      814    Badger Meter, Inc.                                          21,612
      648    Bel Fuse, Inc. Class B                                      25,084
    3,880    Benchmark Electronics, Inc. *                               80,161
    2,684    Brady Corp.                                                 83,741
   52,220    Checkpoint Systems, Inc. *                               1,235,525
    1,800    China BAK Battery, Inc. *                                    5,850
    2,600    Cogent, Inc. *                                              34,970
  112,997    Coherent, Inc. #*                                        3,586,525
    2,178    CTS Corp.                                                   30,100
    1,040    Cubic Corp.                                                 22,506
    2,105    Cymer, Inc. *                                               87,463
   54,924    Daktronics, Inc. #                                       1,507,115
    1,162    Dionex Corp. *                                              79,144
    2,100    Dolby Laboratories, Inc. *                                  72,471
      700    Eagle Test Systems, Inc. *                                  11,648
    1,840    Electro Scientific Industries, Inc. *                       35,402
      554    Excel Technology, Inc. *                                    15,141
    1,438    FEI Co. *                                                   51,854
    3,664    Flir Systems, Inc. *                                       130,695
  114,434    Gentex Corp.                                             1,859,552
   97,762    II-VI, Inc. #*                                           3,309,244
    1,700    Ionatron, Inc. *                                             7,922
   48,670    Itron, Inc. #*                                           3,165,497
   98,500    Keithley Instruments, Inc.                               1,506,065
    4,940    Kemet Corp. *                                               37,791
    3,455    L-1 Identity Solutions, Inc. *                              57,042
    1,025    LoJack Corp. *                                              19,454
      795    Measurement Specialties, Inc. *                             17,935
    2,280    Methode Electronics, Inc.                                   33,676
    2,168    Mettler Toledo International, Inc. *                       194,188
      500    Multi-Fineline Electronix, Inc. *                            7,675
      979    OSI Systems, Inc. *                                         25,885
      300    OYO Geospace Corp. *                                        21,276
    1,102    Park Electrochemical Corp.                                  29,886
    2,402    Paxar Corp. *                                               68,937
    7,450    PerkinElmer, Inc.                                          180,439
    1,096    Photon Dynamics, Inc. *                                     13,821
   21,472    Plexus Corp. #*                                            368,245
    2,800    RAE Systems, Inc. *                                          8,036
      837    Rofin-Sinar Technologies, Inc. *                            49,534
   47,829    Rogers Corp. #*                                          2,121,216
   30,600    Sanmina-SCI Corp. *                                        110,772
   51,000    Solectron Corp. *                                          160,650
    1,571    Sonic Solutions, Inc. *                                     22,151

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
    3,210    Taser International, Inc. *                            $    25,776
   50,576    Technitrol, Inc.                                         1,324,585
    4,704    Tektronix, Inc.                                            132,465
    3,322    Thomas & Betts Corp. *                                     162,180
    6,836    Trimble Navigation Ltd. *                                  183,478
    2,825    TTM Technologies, Inc. *                                    26,950
    1,817    Varian, Inc. *                                             105,858
  122,892    Vishay Intertechnology, Inc. *                           1,718,030
    1,831    Watts Water Technologies, Inc.                              69,633
    1,863    Woodward Governor Co.                                       76,700
    1,209    X-Rite, Inc.                                                15,656
    1,200    Zygo Corp. *                                                19,212
                                                                    -----------
                                                                     25,032,538
                                                                    -----------
ENTERTAINMENT & LEISURE - 1.5%
    1,132    Ambassadors Group, Inc.                                     37,628
      500    Ambassadors International, Inc.                             23,070
      618    Arctic Cat, Inc.                                            12,045
    2,932    Bally Technologies, Inc. *                                  69,137
    2,400    Bally Total Fitness Holding Corp. *                          1,464
    1,241    Bluegreen Corp. *                                           14,011
   41,299    Brunswick Corp.                                          1,315,373
    4,302    Callaway Golf Co.                                           67,800
      586    Carmike Cinemas, Inc.                                       13,595
    1,400    Century Casinos, Inc. *                                     11,550
      567    Churchill Downs, Inc.                                       25,736
      987    Dover Downs Gaming & Entertainment, Inc.                    12,713
      981    Dover Motorsports, Inc.                                      5,150
    2,300    DreamWorks Animation SKG, Inc. *                            70,334
    2,280    Gaylord Entertainment Co. *                                120,544
    1,200    Great Wolf Resorts, Inc. *                                  15,876
    9,257    Hasbro, Inc.                                               264,935
    2,104    International Speedway Corp.                               108,777
    1,092    Isle of Capri Casinos, Inc. *                               27,977
    1,653    Jakks Pacific, Inc. *                                       39,507
    3,034    K2, Inc. *                                                  36,681
    1,500    Lakes Entertainment, Inc. *                                 16,725
    2,199    Leapfrog Enterprises, Inc. *                                23,529
    1,800    Life Time Fitness, Inc. *                                   92,538
  132,330    Macrovision Corp. #*                                     3,314,866
    2,500    Magna Entertainment Corp. *                                  9,100
    1,024    Marine Products Corp.                                        9,800
    2,846    Marvel Entertainment, Inc. *                                78,976
    1,582    Multimedia Games, Inc. *                                    18,826
    3,564    National CineMedia, Inc. *                                  99,026
    1,872    Nautilus Group, Inc.                                        28,885
    4,216    Penn National Gaming, Inc. *                               178,843
    3,301    Pinnacle Entertainment, Inc. *                              95,960
    2,019    Polaris Industries, Inc.                                    96,872
    2,500    Progressive Gaming International Corp. *                    11,250
    1,179    RC2 Corp. *                                                 47,620
    3,700    Regal Entertainment Group                                   73,519
    7,664    Sabre Holdings Corp.                                       250,996
    3,816    Scientific Games Corp. *                                   125,279
    1,950    Shuffle Master, Inc. *                                      35,587
    3,511    Six Flags, Inc. *                                           21,101
      938    Speedway Motorsports, Inc.                                  36,347
      464    Steinway Musical Instruments                                14,973
    1,768    Topps Co., Inc.                                             17,185
      700    Town Sports International Holdings, Inc. *                  15,260
    1,689    Vail Resorts, Inc. *                                        91,763
    5,300    Warner Music Group Corp.                                    90,418
    1,602    WMS Industries, Inc. *                                      62,862
                                                                    -----------
                                                                      7,252,009
                                                                    -----------
ENVIRONMENTAL SERVICES - 0.5%
   14,500    Allied Waste Industries, Inc. *                            182,555
    1,013    American Ecology Corp.                                      19,460
    1,800    Aventine Renewable Energy Holdings, Inc. *                  32,796
    2,076    Calgon Carbon Corp. *                                       17,251
   67,072    Casella Waste Systems, Inc. #*                             654,623
    1,000    Clean Harbors, Inc. *                                       45,220
    6,774    Covanta Holding Corp. *                                    150,247
    4,200    Darling International, Inc. *                               27,300
    4,000    Evergreen Solar, Inc. *                                     39,000
    1,200    First Solar, Inc. *                                         62,412
    2,838    FuelCell Energy, Inc. *                                     22,307
    2,355    Headwaters, Inc. *                                          51,457
    1,448    Metal Management, Inc.                                      66,898
    1,675    Mine Safety Appliances Co.                                  70,450
    6,200    Nalco Holding Co. *                                        148,180
    1,310    Pacific Ethanol, Inc. *                                     22,309
    4,617    Plug Power, Inc. *                                          14,590
    3,200    Quantum Fuel Systems Technologies Worldwide, Inc. *          3,904
    8,400    Rentech, Inc. *                                             26,376
    2,558    Stericycle, Inc. *                                         208,477
      700    Sunpower Corp. *                                            31,850
    4,000    Synagro Technologies, Inc.                                  22,800
    2,074    Syntroleum Corp. *                                           6,471
    3,562    Tetra Tech, Inc. *                                          67,892
      900    VeraSun Energy Corp. *                                      17,883
    3,850    Waste Connections, Inc. *                                  115,269
      507    Waste Industries USA, Inc.                                  13,927
    1,433    Waste Services, Inc. *                                      14,244
                                                                    -----------
                                                                      2,156,148
                                                                    -----------
FOOD, BEVERAGE & TOBACCO - 1.3%
      300    Alico, Inc.                                                 17,199
    5,749    Alliance One International, Inc. *                          53,063
      732    Andersons, Inc.                                             32,501
      100    Arden Group, Inc.                                           13,350
      549    Boston Beer Co., Inc. *                                     18,309
    1,400    Chipotle Mexican Grill, Inc. *                              80,360
    2,479    Chiquita Brands International, Inc.                         34,756
      327    Coca-Cola Bottling Co. Consolidated                         18,518
   48,960    Constelllation Brands, Inc. #*                           1,036,973
    4,418    Corn Products International, Inc.                          157,237
    7,400    Dean Foods Co. *                                           345,876
  128,065    Del Monte Foods Co.                                      1,470,186

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                               ----------
    2,161    Delta & Pine Land Co.                                   $   89,033
    1,100    Diamond Foods, Inc.                                         18,315
      500    Farmer Bros Co.                                             11,350
    3,112    Flowers Foods, Inc.                                         93,889
    1,080    Great Atlantic & Pacific Tea Co.                            35,834
      322    Green Mountain Coffee Roasters, Inc. *                      20,302
    1,722    Hain Celestial Group, Inc. *                                51,781
    3,544    Hansen Natural Corp. *                                     134,247
      700    Imperial Sugar Co.                                          23,471
      600    Ingles Markets, Inc.                                        24,504
      740    J&J Snack Foods Corp.                                       29,223
    3,346    JM Smucker Co.                                             178,409
    1,500    Jones Soda Co. *                                            30,330
    1,692    Lance, Inc.                                                 34,246
      500    M&F Worldwide Corp. *                                       23,805
       78    Maui Land & Pineapple Co., Inc. *                            2,820
    7,600    McCormick & Co., Inc.                                      292,752
      600    MGP Ingredients, Inc.                                       12,222
    3,039    Molson Coors Brewing Co. Class B                           287,550
      685    Nash Finch Co.                                              23,605
      728    National Beverage Corp. *                                   12,769
    3,147    Pathmark Stores, Inc. *                                     40,282
      904    Peet's Coffee & Tea, Inc. *                                 24,968
    3,753    PepsiAmericas, Inc.                                         83,767
    2,059    Performance Food Group Co. *                                63,561
    2,394    Pilgrim's Pride Corp.                                       79,457
      800    Premium Standard Farms, Inc.                                16,832
    1,468    Ralcorp Holdings, Inc. *                                    94,392
    2,359    Ruddick Corp.                                               70,959
    1,121    Sanderson Farms, Inc.                                       41,544
       26    Seaboard Corp.                                              58,760
    5,590    Smithfield Foods, Inc. *                                   167,420
    1,400    Spartan Stores, Inc.                                        37,520
   11,900    Supervalu, Inc.                                            464,933
      715    Tejon Ranch Co. *                                           33,819
    2,212    Tootsie Roll Industries, Inc.                               66,307
    1,900    TreeHouse Foods, Inc. *                                     57,893
    2,606    United Natural Foods, Inc. *                                79,848
    1,553    Universal Corp.                                             95,277
    2,097    Vector Group Ltd.                                           39,235
      100    Village Super Market, Inc.                                   9,549
      509    Weis Markets, Inc.                                          22,752
    1,559    Wild Oats Markets, Inc. *                                   28,374
                                                                     ----------
                                                                      6,386,234
                                                                     ----------
FOREST PRODUCTS & PAPER - 0.6%
   53,666    Bowater, Inc. #                                          1,278,324
    1,829    Buckeye Technologies, Inc. *                                23,740
    1,734    Caraustar Industries, Inc. *                                10,889
      597    Deltic Timber Corp.                                         28,632
   28,000    Domtar Corp.                                               260,680
    2,617    Glatfelter                                                  39,019
    3,801    Longview Fibre Co.                                          93,619
    6,312    Louisiana-Pacific Corp.                                    126,619
    2,000    Mercer International, Inc. *                                23,920
      900    Neenah Paper, Inc.                                          35,766
    2,187    Potlatch Corp. *                                           100,121
    4,536    Rayonier, Inc.                                             195,048
    2,109    Rock-Tenn Co.                                               70,019
      896    Schweitzer-Mauduit International, Inc.                      22,266
    6,368    Temple-Inland, Inc.                                        380,424
    2,524    Wausau-Mosinee Paper Corp.                                  36,245
    1,000    Xerium Technologies, Inc.                                    8,020
                                                                     ----------
                                                                      2,733,351
                                                                     ----------
HEALTH CARE - 6.8%
    1,104    Abaxis, Inc. *                                              26,904
    1,588    Abiomed, Inc. *                                             21,692
    1,542    Accuray, Inc. *                                             37,768
    3,435    Advanced Medical Optics, Inc. *                            127,782
      700    Air Methods Corp. *                                         16,814
    2,951    Align Technology, Inc. *                                    46,803
      241    Alliance Imaging, Inc. *                                     2,104
    1,369    Amedisys, Inc. *                                            44,397
    4,322    American Medical Systems Holdings, Inc. *                   91,497
    2,914    AMERIGROUP Corp. *                                          88,586
    1,993    AMN Healthcare Services, Inc. *                             45,082
    1,659    Amsurg Corp. *                                              40,629
    1,300    AngioDynamics, Inc. *                                       21,957
    2,320    Apria Healthcare Group, Inc. *                              74,820
   39,319    Arrow International, Inc. #                              1,264,499
    1,521    Arthrocare Corp. *                                          54,817
      729    Aspect Medical Systems, Inc. *                              11,365
    3,139    Bausch & Lomb, Inc.                                        160,591
    3,680    Beckman Coulter, Inc.                                      235,115
  145,400    Bio-Reference Labs, Inc. #*                              3,693,160
      978    Biosite, Inc. *                                             82,123
    1,200    Brookdale Senior Living, Inc.                               53,592
    2,795    Bruker BioSciences Corp. *                                  29,403
    1,611    Candela Corp. *                                             18,398
    1,500    Capital Senior Living Corp. *                               17,415
    2,450    Centene Corp. *                                             51,426
    3,309    Cepheid, Inc. *                                             39,311
    1,900    Cerus Corp. *                                               12,825
   37,575    Community Health Systems, Inc. #*                        1,324,519
    1,500    Conceptus, Inc. *                                           30,000
    1,590    Conmed Corp. *                                              46,476
    2,592    Cooper Cos, Inc.                                           126,023
      453    Corvel Corp. *                                              13,703
    2,818    Covance, Inc. *                                            167,220
    1,069    Cyberonics, Inc. *                                          20,076
    6,753    Cytyc Corp. *                                              231,020
    4,746    Dade Behring Holdings, Inc.                                208,112
      696    Datascope Corp.                                             25,188
    9,300    DENTSPLY International, Inc.                               304,575
    1,200    DexCom, Inc. *                                               9,432
    1,400    DJ Orthopedics, Inc. *                                      53,060
    3,487    Edwards Lifesciences Corp. *                               176,791
      200    Emeritus Corp. *                                             6,750
      826    ev3, Inc. *                                                 16,272
    2,000    Five Star Quality Care, Inc. *                              20,560
    1,200    Foxhollow Technologies, Inc. *                              25,068

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
    3,056    Gen-Probe, Inc. *                                      $   143,876
    1,131    Genesis HealthCare Corp. *                                  71,377
    1,609    Gentiva Health Services, Inc. *                             32,454
    1,471    Haemonetics Corp. *                                         68,769
    1,200    Healthspring, Inc. *                                        28,260
    2,200    HealthTronics, Inc. *                                       11,858
    1,977    Healthways, Inc. *                                          92,425
    5,070    Henry Schein, Inc. *                                       279,763
    3,542    Hillenbrand Industries, Inc.                               210,289
    3,020    Hologic, Inc. *                                            174,073
      800    Horizon Health Corp. *                                      15,640
    1,800    Hythiam, Inc. *                                             12,240
      896    ICU Medical, Inc. *                                         35,123
    1,897    Idexx Laboratories, Inc. *                                 166,234
    3,854    Immucor, Inc. *                                            113,423
    1,400    IntraLase Corp. *                                           34,972
    2,100    Intuitive Surgical, Inc. *                                 255,297
    1,834    Invacare Corp.                                              31,985
    2,100    Inverness Medical Innovations, Inc. *                       91,938
    1,100    Iris International, Inc. *                                  15,345
      800    Kensey Nash Corp. *                                         24,400
    1,602    Kindred Healthcare, Inc. *                                  52,514
    2,477    Kinetic Concepts, Inc. *                                   125,435
    2,600    Kyphon, Inc. *                                             117,364
    1,190    LCA-Vision, Inc.                                            49,016
      500    LHC Group, Inc. *                                           16,215
    3,439    LifePoint Hospitals, Inc. *                                131,439
    5,014    Lincare Holdings, Inc. *                                   183,763
    1,918    Luminex Corp. *                                             26,315
    4,342    Manor Care, Inc.                                           236,031
    1,400    Matria Healthcare, Inc. *                                   36,904
      366    Medcath Corp. *                                              9,992
      900    Medical Action Industries, Inc. *                           21,510
      800    Medifast, Inc. *                                             5,728
    2,226    Mentor Corp.                                               102,396
    1,277    Merge Technologies, Inc. *                                   6,219
    1,159    Meridian Bioscience, Inc.                                   32,174
    1,568    Merit Medical Systems, Inc. *                               19,678
      668    Molina Healthcare, Inc. *                                   20,434
      379    National Healthcare Corp.                                   19,321
    1,200    Natus Medical, Inc. *                                       21,324
      800    Neurometrix, Inc. *                                          7,768
      500    Nighthawk Radiology Holdings, Inc. *                         9,095
      900    Northstar Neuroscience, Inc. *                              11,520
    2,000    NuVasive, Inc. *                                            47,500
    1,100    NxStage Medical, Inc. *                                     14,652
    1,592    Oakley, Inc.                                                32,063
    2,125    Odyssey HealthCare, Inc. *                                  27,901
    1,317    Option Care, Inc.                                           17,516
    2,592    OraSure Technologies, Inc. *                                19,051
   47,600    Orthofix International N.V. *                            2,429,980
      905    Palomar Medical Technologies, Inc. *                        36,155
    8,000    Patterson Cos., Inc. *                                     283,920
   37,398    Pediatrix Medical Group, Inc. #*                         2,133,930
    1,274    PolyMedica Corp.                                            53,928
    4,178    PSS World Medical, Inc. *                                   88,323
    3,216    Psychiatric Solutions, Inc. *                              129,637
    1,900    Quidel Corp. *                                              22,800
      700    Radiation Therapy Services, Inc. *                          21,448
    1,197    RehabCare Group, Inc. *                                     18,996
    1,262    Res-Care, Inc. *                                            22,085
    4,470    Resmed, Inc. *                                             225,154
  110,488    Respironics, Inc. #*                                     4,639,391
    3,292    Sierra Health Services *                                   135,532
    1,000    Sirona Dental Systems, Inc.                                 34,460
      998    SonoSite, Inc. *                                            28,203
    1,900    Spectranetics Corp. *                                       20,330
    1,200    Stereotaxis, Inc. *                                         14,280
   57,506    Steris Corp.                                             1,527,359
    1,600    Sun Healthcare Group, Inc. *                                19,760
    2,628    Sunrise Senior Living, Inc. *                              103,859
      925    SurModics, Inc. *                                           33,300
  160,917    Symbion, Inc. *                                          3,155,582
    2,100    Symmetry Medical, Inc. *                                    34,293
    2,310    Techne Corp. *                                             131,901
   26,800    Tenet Healthcare Corp. *                                   172,324
    3,328    ThermoGenesis Corp. *                                       12,114
    2,978    Thoratec Corp. *                                            62,240
    5,165    Triad Hospitals, Inc. *                                    269,871
    2,550    United Surgical Partners International, Inc. *              78,565
   24,320    Universal Health Services, Inc. Class B                  1,392,563
    1,730    Ventana Medical Systems *                                   72,487
    1,858    Viasys Healthcare, Inc. *                                   63,153
      600    Visicu, Inc. *                                               4,680
      700    VistaCare, Inc. *                                            6,090
      800    Vital Images, Inc. *                                        26,608
      323    Vital Signs, Inc.                                           16,790
      700    Volcano Corp. *                                             12,607
    1,900    WellCare Health Plans, Inc. *                              161,975
    1,970    West Pharmaceutical Services, Inc.                          91,467
   94,045    Wright Medical Group, Inc. *                             2,096,263
      240    Young Innovations, Inc.                                      6,533
    1,232    Zoll Medical Corp. *                                        32,833
                                                                    -----------
                                                                     32,470,068
                                                                    -----------
HOTELS & RESTAURANTS - 2.5%
    1,316    Ameristar Casinos, Inc.                                     42,257
   67,254    Applebees International, Inc.                            1,666,554
    1,000    BJ's Restaurants, Inc. *                                    21,130
    2,064    Bob Evans Farms, Inc.                                       76,265
    2,500    Boyd Gaming Corp.                                          119,100
      412    Buffalo Wild Wings, Inc. *                                  26,244
    1,600    Burger King Holdings, Inc.                                  34,560
    1,295    California Pizza Kitchen, Inc. *                            42,593
    1,563    CBRL Group, Inc. *                                          72,367
   29,390    CEC Entertainment, Inc. *                                1,220,861
    4,740    Cheesecake Factory *                                       126,321
      500    Chipotle Mexican Grill, Inc. Class A *                      31,050
    1,996    Choice Hotels International, Inc.                           70,718
    4,200    CKE Restaurants, Inc.                                       79,212
    2,300    Cosi, Inc. *                                                12,834

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
    5,900    Denny's Corp. *                                        $    28,910
    2,300    Domino's Pizza, Inc.                                        74,681
    1,124    IHOP Corp.                                                  65,923
    2,101    Jack in the Box, Inc. *                                    145,242
    3,397    Krispy Kreme Doughnuts, Inc. *                              34,615
    1,010    Landry's Restaurants, Inc.                                  29,896
      912    Lodgian, Inc. *                                             12,184
    1,392    Marcus Corp.                                                32,378
  132,540    McCormick & Schmick's Seafood Restaurants, Inc. #*       3,553,397
      600    Monarch Casino & Resort, Inc. *                             15,600
    1,200    Morgans Hotel Group Co. *                                   25,212
      700    Morton's Restaurant Group, Inc. *                           12,453
    1,476    MTR Gaming Group, Inc. *                                    19,306
    1,271    O'Charleys, Inc. *                                          24,518
    3,794    OSI Restaurant Partners, Inc.                              149,863
    1,780    Panera Bread Co. *                                         105,127
    1,358    Papa John's International, Inc. *                           39,925
    1,457    PF Chang's China Bistro, Inc. *                             61,019
    1,875    Rare Hospitality International, Inc. *                      56,419
      883    Red Robin Gourmet Burgers, Inc. *                           34,278
      600    Riviera Holdings Corp. *                                    16,770
   55,800    Ruby Tuesday, Inc. #                                     1,595,880
    1,100    Ruth's Chris Steak House *                                  22,396
    4,284    Sonic Corp. *                                               95,447
    2,838    Station Casinos, Inc.                                      245,686
    1,939    Steak N Shake Co. *                                         32,517
  117,200    Texas Roadhouse, Inc. #*                                 1,670,100
    3,674    Triarc Cos. Class B                                         63,156
    1,700    Trump Entertainment Resorts, Inc. *                         30,719
                                                                    -----------
                                                                     11,935,683
                                                                    -----------
HOUSEHOLD PRODUCTS - 1.3%
    2,700    Acco Brands Corp. *                                         65,043
   43,487    American Greetings Corp. #                               1,009,333
      668    American Woodmark Corp.                                     24,556
    1,380    Blyth, Inc.                                                 29,132
    4,140    Central Garden and Pet Co. Class A *                        60,858
    3,733    Church & Dwight, Inc.                                      187,957
      476    CSS Industries, Inc.                                        17,840
      999    Digital Theater Systems, Inc. *                             24,206
    1,600    Ennis Business Forms                                        42,816
    1,930    Ethan Allen Interiors, Inc.                                 68,206
  105,175    Fossil, Inc. #*                                          2,783,982
   35,026    Furniture Brands International, Inc. #                     552,710
      300    Hooker Furniture Corp.                                       6,015
    3,128    Jarden Corp. *                                             119,802
    1,617    John H Harland Co.                                          82,839
    1,358    Kimball International, Inc. Class B                         26,182
    3,120    La-Z-Boy, Inc.                                              38,626
   10,500    Leggett & Platt, Inc.                                      238,035
      619    Lifetime Brands, Inc.                                       12,931
      169    National Presto Industries, Inc. *                          10,417
    3,376    Playtex Products, Inc. *                                    45,812
      625    Russ Berrie & Co., Inc. *                                    8,813
    2,557    Scotts Co.                                                 112,585
    1,300    Sealy Corp.                                                 22,724
    2,205    Spectrum Brands, Inc. *                                     13,958
      980    Standard Register Co.                                       12,397
      528    Stanley Furniture Co., Inc.                                 10,982
    3,052    Tempur-Pedic International, Inc.                            79,322
    4,712    Tivo, Inc. *                                                29,921
    2,284    Toro Co.                                                   117,032
    3,553    Tupperware Corp.                                            88,576
      823    Universal Electronics, Inc. *                               22,929
      996    WD-40 Co.                                                   31,583
                                                                    -----------
                                                                      5,998,120
                                                                    -----------
INDUSTRIAL MACHINERY - 1.4%
    5,344    AGCO Corp. *                                               197,568
    1,692    Albany International Corp.                                  60,810
    2,787    Applied Industrial Technologies, Inc.                       68,393
    1,025    Astec Industries, Inc. *                                    41,256
    2,605    Baldor Electric Co.                                         98,313
    3,110    Briggs & Stratton Corp.                                     95,943
    1,900    Bucyrus International, Inc.                                 97,850
      687    Cascade Corp.                                               41,137
    1,100    Chart Industries, Inc. *                                    19,976
    2,830    Cognex Corp.                                                61,326
    1,100    Columbus McKinnon Corp. *                                   24,629
    3,330    Flowserve Corp. *                                          190,443
    1,252    Franklin Electric Co., Inc.                                 58,218
   39,254    Gardner Denver, Inc. *                                   1,368,002
      519    Gehl Co. *                                                  13,172
    1,500    Gerber Scientific, Inc. *                                   15,915
      601    Gorman-Rupp Co.                                             19,250
    4,073    Graco, Inc.                                                159,499
    3,170    IDEX Corp.                                                 161,290
    2,643    Intermec, Inc. *                                            59,045
      970    Intevac, Inc. *                                             25,579
      500    iRobot Corp. *                                               6,535
      794    Kadant, Inc. *                                              20,136
    2,347    Kennametal, Inc.                                           158,681
    2,417    Lincoln Electric Holdings, Inc.                            143,956
      684    Lindsay Manufacturing Co.                                   21,744
    3,626    Manitowoc Co.                                              230,360
      339    Middleby Corp. *                                            44,694
      350    NACCO Industries, Inc.                                      48,093
    1,747    Nordson Corp.                                               81,166
    1,963    Presstek, Inc. *                                            11,876
    1,817    Regal-Beloit Corp.                                          84,272
      699    Robbins & Myers, Inc.                                       26,066
      699    Sauer-Danfoss, Inc.                                         21,040
    3,329    Snap-On, Inc.                                              160,125
    4,706    Stanley Works                                              260,524
    1,080    Tecumseh Products Co. *                                     10,876
    1,050    Tennant Co.                                                 33,064
    5,864    Terex Corp. *                                              420,801
      900    TurboChef Technologies, Inc. *                              13,698
   57,617    Wabtec Corp.                                             1,987,210

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
   4,077    Zebra Technologies Corp. *                              $   157,413
                                                                    -----------
                                                                      6,819,944
                                                                    -----------
INSURANCE - 3.4%
   2,017    21st Century Insurance Group                                 42,760
     600    Affirmative Insurance Holdings, Inc.                         10,380
   2,002    Alfa Corp.                                                   36,997
     282    Alleghany Corp. *                                           105,176
   3,392    American Equity Investment Life Holding Co.                  44,537
   4,995    American Financial Group, Inc.                              170,030
     795    American National Insurance Co.                             101,704
     600    American Physicians Capital, Inc. *                          24,048
   1,900    AmTrust Financial Services, Inc.                             20,064
   1,909    Argonaut Group, Inc. *                                       61,775
   5,681    Arthur J Gallagher & Co.                                    160,943
     370    Baldwin & Lyons, Inc. Class B                                 9,416
     671    Bristol West Holdings, Inc.                                  14,876
   6,568    Brown & Brown, Inc.                                         177,664
     709    CNA Surety Corp. *                                           14,960
   3,268    Commerce Group, Inc.                                         98,171
   8,616    Conseco, Inc. *                                             149,057
   1,931    Crawford & Co. Class B                                       11,200
     500    Darwin Professional Underwriters, Inc. *                     12,575
   2,350    Delphi Financial Group                                       94,540
   1,003    Direct General Corp.                                         21,324
     561    Donegal Group, Inc.                                           9,526
     500    eHealth, Inc. *                                              11,775
     507    EMC INS Group, Inc.                                          13,081
   3,100    Employers Holdings, Inc. *                                   61,608
   2,906    Erie Indemnity Co.                                          153,350
     696    FBL Financial Group, Inc.                                    27,234
  12,300    Fidelity National Title Group, Inc. Class A                 295,323
     730    First Acceptance Corp. *                                      7,643
   4,981    First American Corp.                                        252,636
     800    First Mercury Financial Corp. *                              16,440
     690    FPIC Insurance Group, Inc. *                                 30,822
     283    Great American Financial Resources, Inc.                      6,928
   2,997    Hanover Insurance Group, Inc.                               138,222
  24,516    Harleysville Group, Inc.                                    796,525
   6,337    HCC Insurance Holdings, Inc.                                195,180
   2,125    Hilb Rogal & Hobbs Co.                                      104,231
   2,414    Horace Mann Educators Corp.                                  49,608
     360    Independence Holding Co.                                      7,790
  25,634    Infinity Property & Casualty Corp. #                      1,201,209
     400    James River Group, Inc. *                                    12,524
     202    Kansas City Life Ins, Co.                                     9,090
   1,038    LandAmerica Financial Group, Inc.                            76,719
     554    Markel Corp. *                                              268,596
   1,700    Meadowbrook Insurance Group, Inc. *                          18,683
   1,487    Mercury General Corp.                                        78,870
     666    Midland Co.                                                  28,252
   1,000    National Interstate Corp.                                    25,760
     100    National Western Life Insurance Co.                          24,480
     698    Navigators Group, Inc. *                                     35,019
     400    NYMAGIC, Inc.                                                16,340
     700    Odyssey Re Holdings Corp.                                    27,517
  54,046    Ohio Casualty Corp. #                                     1,618,678
  13,525    Old Republic International Corp.                            299,173
   3,249    Philadelphia Consolidated Holding Co. *                     142,923
   6,900    Phoenix Cos, Inc.                                            95,772
  51,900    Platinum Underwriters Holdings Ltd.                       1,664,952
   1,480    PMA Capital Corp. *                                          13,897
   5,100    PMI Group, Inc.                                             230,622
   1,441    Presidential Life Corp.                                      28,417
   1,994    ProAssurance Corp. *                                        101,993
  30,568    Protective Life Corp.                                     1,346,215
   1,592    Reinsurance Group of America, Inc. (a)                       91,890
   1,293    RLI Corp.                                                    71,024
     900    Safety Insurance Group, Inc.                                 36,108
     700    SCPIE Holdings, Inc. *                                       15,890
     673    SeaBright Insurance Holdings, Inc. *                         12,383
  34,368    Selective Insurance Group, Inc.                             875,009
  31,682    Stancorp Financial Group, Inc.                            1,557,804
     796    State Auto Financial Corp.                                   25,575
   1,025    Stewart Information Services Corp.                           42,835
   1,100    Tower Group, Inc.                                            35,442
   1,600    Transatlantic Holdings, Inc.                                104,192
   1,360    United Fire & Casualty Co.                                   47,777
   2,745    Unitrin, Inc.                                               129,207
   2,306    Universal American Financial Corp. *                         44,690
   2,400    USI Holdings Corp. *                                         40,440
     100    Wesco Financial Corp.                                        46,000
  56,430    WR Berkley Corp.                                          1,868,962
   2,137    Zenith National Insurance Corp.                             101,016
                                                                    -----------
                                                                     16,072,064
                                                                    -----------
INTERNET SERVICES & APPLICATIONS - 1.9%
   1,266    1-800-FLOWERS.COM, Inc. *                                     9,850
   3,100    24/7 Real Media, Inc. *                                      24,893
   1,100    Access Integrated Technologies, Inc. *                        5,973
     900    Acme Packet, Inc. *                                          13,302
   3,134    Agile Software Corp. *                                       21,781
   8,926    Akamai Technologies, Inc. *                                 445,586
   4,400    aQuantive, Inc. *                                           122,804
   4,923    Ariba, Inc. *                                                46,276
   7,100    Art Technology Group, Inc. *                                 16,472
   1,600    Audible, Inc. *                                              16,624
   3,058    Avocent Corp. *                                              82,474
     765    Blue Coat Systems, Inc. *                                    28,099
     700    Blue Nile, Inc. *                                            28,462
   4,903    Checkfree Corp. *                                           181,852
   2,120    Chordiant Software, Inc. *                                   21,942
  25,527    CMGI, Inc. *                                                 54,117
   8,819    CNET Networks, Inc. *                                        76,814
     944    Cogent Communications Group, Inc. *                          22,307
  17,800    Covad Communications Group, Inc. *                           22,606
   1,724    Cybersource Corp. *                                          21,567

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
   77,100    DealerTrack Holdings, Inc. *                           $ 2,368,512
    2,391    Digital River, Inc. *                                      132,103
    5,700    Drugstore.com *                                             14,706
    6,563    Earthlink, Inc. *                                           48,238
    1,000    eCollege.com, Inc. *                                        17,950
    9,277    Emdeon Corp. *                                             140,361
    1,629    Equinix, Inc. *                                            139,491
    2,821    eResearch Technology, Inc. *                                22,173
    2,322    F5 Networks, Inc. *                                        154,831
    2,143    GSI Commerce, Inc. *                                        48,410
    2,875    Harris Interactive, Inc. *                                  17,336
      800    I.D. Systems, Inc. *                                         9,624
    1,000    i2 Technologies, Inc. *                                     24,000
    1,819    Infospace, Inc. *                                           46,694
    1,940    Internap Network Services Corp. *                           30,555
    2,300    Internet Capital Group, Inc. *                              24,610
    2,214    Interwoven, Inc. *                                          37,417
    4,512    Ipass, Inc. *                                               22,695
    3,000    j2 Global Communications, Inc. *                            83,160
    1,203    Jupitermedia Corp. *                                         7,964
    1,000    Knot, Inc. *                                                21,530
    3,956    Lionbridge Technologies *                                   20,136
      700    Liquidity Services, Inc. *                                  11,858
    9,200    McAfee, Inc. *                                             267,536
    6,186    Move, Inc. *                                                34,270
    3,206    Netbank, Inc.                                                7,085
    2,489    NetFlix, Inc. *                                             57,720
      642    Netratings, Inc. *                                          13,354
    2,032    NIC, Inc.                                                   10,892
    1,900    Nutri/System, Inc. *                                        99,579
  225,592    Online Resources Corp. #*                                2,587,540
    5,572    Openwave Systems, Inc. *                                    45,412
    4,555    Opsware, Inc. *                                             33,024
      634    Overstock.com, Inc. *                                       10,524
    1,200    Perficient, Inc. *                                          23,736
    1,362    Priceline.com, Inc. *                                       72,540
    6,400    RealNetworks, Inc. *                                        50,240
      800    RightNow Technologies, Inc. *                               13,104
    4,445    S1 Corp. *                                                  26,670
    7,900    Safeguard Scientifics, Inc. *                               23,384
    4,931    Sapient Corp. *                                             33,827
    2,748    Secure Computing Corp. *                                    21,160
    1,554    Sohu.com, Inc. *                                            33,302
    3,465    SonicWALL, Inc. *                                           28,967
    1,217    Stamps.com, Inc. *                                          17,488
    1,550    Terremark Worldwide, Inc. *                                 12,493
    1,200    TheStreet.com, Inc.                                         14,700
   12,070    TIBCO Software, Inc. *                                     102,836
      125    Travelzoo, Inc. *                                            4,596
    2,663    Trizetto Group *                                            53,287
    3,727    United Online, Inc.                                         52,290
    5,500    Valueclick, Inc. *                                         143,715
    1,600    VASCO Data Security International, Inc. *                   28,592
    1,550    Vignette Corp. *                                            28,784
    2,426    WebEx Communications, Inc. *                               137,942
      500    WebMD Health Corp. *                                        26,315
    3,170    webMethods, Inc. *                                          22,792
    2,800    Websense, Inc. *                                            64,372
      700    WebSideStory, Inc. *                                         9,065
                                                                    -----------
                                                                      8,921,288
                                                                    -----------
MANUFACTURING - 3.1%
   32,760    Actuant Corp. #                                          1,664,536
    2,643    Acuity Brands, Inc.                                        143,885
      600    American Railcar Industries, Inc.                           17,886
      500    Ameron International Corp.                                  32,930
    1,234    AO Smith Corp.                                              47,163
    2,030    Aptargroup, Inc.                                           135,868
    2,076    Barnes Group, Inc.                                          47,769
    1,900    Blount International, Inc. *                                23,655
   34,039    Brink's Co.                                              2,159,775
    3,694    Carlisle Cos., Inc.                                        158,583
    1,595    Ceradyne, Inc. *                                            87,310
    3,068    Clarcor, Inc.                                               97,562
    3,191    Crane Co.                                                  128,980
    4,258    Donaldson Co., Inc.                                        153,714
    1,300    EnPro Industries, Inc. *                                    46,865
    1,586    ESCO Technologies, Inc. *                                   71,085
    2,884    Federal Signal Corp.                                        44,760
    1,100    Flanders Corp. *                                             7,975
      800    Freightcar America, Inc.                                    38,536
      700    GenTek, Inc. *                                              23,842
   41,842    Griffon Corp. #*                                         1,035,589
   43,964    Harsco Corp.                                             1,972,225
    5,450    Hexcel Corp. *                                             108,182
      700    Koppers Holdings, Inc.                                      17,962
    1,347    Lancaster Colony Corp.                                      59,524
    1,876    Matthews International Corp.                                76,353
    1,425    Myers Industries, Inc.                                      26,619
    7,282    Pall Corp.                                                 276,716
    6,004    Pentair, Inc.                                              187,085
      700    PW Eagle, Inc.                                              23,128
      800    Raven Industries, Inc.                                      22,440
    1,100    Reddy Ice Holdings, Inc.                                    33,198
   90,118    Roper Industries, Inc. #                                 4,945,676
    1,900    Smith & Wesson Holding Corp. *                              24,871
    3,425    SPX Corp.                                                  240,435
      696    Standex International Corp.                                 19,843
    2,372    Teleflex, Inc.                                             161,462
    1,869    Tredegar Corp.                                              42,595
    4,558    Trinity Industries, Inc.                                   191,071
                                                                    -----------
                                                                     14,597,653
                                                                    -----------
METALS & MINING - 3.2%
    6,285    AK Steel Holding Corp. *                                   147,006
   54,600    Alpha Natural Resources, Inc. #*                           853,398
      669    AM Castle & Co.                                             19,642
    1,121    Amcol International Corp.                                   33,238
      500    Ampco-Pittsburgh Corp.                                      14,445
   22,360    Arch Coal, Inc. #                                          686,228
    1,009    Brush Engineered Materials, Inc. *                          48,906

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
  1,511    Carpenter Technology Corp.                               $   182,468
  1,238    Century Aluminum Co. *                                        58,038
  2,642    Chaparral Steel Co.                                          153,685
  1,028    CIRCOR International, Inc.                                    36,700
  2,404    Cleveland-Cliffs, Inc.                                       153,880
 17,122    Coeur d'Alene Mines Corp. *                                   70,371
  7,140    Commercial Metals Co.                                        223,839
  1,950    Compass Minerals International, Inc.                          65,130
    700    Dynamic Materials Corp.                                       22,904
  2,700    Foundation Coal Holdings, Inc.                                92,718
 34,470    Gibraltar Industries, Inc. #                                 779,711
  6,776    Hecla Mining Co. *                                            61,391
  6,800    International Coal Group, Inc. *                              35,700
 15,270    IPSCO, Inc.                                                2,006,478
    800    James River Coal Co. *                                         5,976
 37,505    Kaydon Corp. #                                             1,596,213
    700    L.B. Foster Co. Class A *                                     14,427
    900    Ladish Co., Inc. *                                            33,876
    149    Lawson Products                                                5,644
  4,872    Massey Energy Co.                                            116,879
 41,492    Mueller Industries, Inc.                                   1,248,909
 38,299    Mueller Water Products, Inc.                                 512,824
  1,600    Mueller Water Products, Inc. Class A                          22,096
  1,206    NN, Inc.                                                      15,063
    500    Olympic Steel, Inc.                                           15,495
 35,366    Quanex Corp.                                               1,497,750
 59,800    RBC Bearings, Inc. #*                                      1,999,114
  3,882    Reliance Steel & Aluminum Co.                                187,889
  1,232    Royal Gold, Inc.                                              37,083
  1,272    RTI International Metals, Inc. *                             115,765
  1,350    Ryerson Tull, Inc.                                            53,487
  1,277    Schnitzer Steel Industries, Inc.                              51,297
  5,350    Steel Dynamics, Inc.                                         231,120
    656    Steel Technologies, Inc.                                      19,405
  2,177    Stillwater Mining Co. *                                       27,626
 37,910    Timken Co.                                                 1,149,052
    119    Titanium Metals Corp. *                                        4,271
  5,015    USEC, Inc. *                                                  81,494
  1,057    Valmont Industries, Inc.                                      61,126
    500    Westmoreland Coal Co. *                                       10,075
    500    Wheeling-Pittsburgh Corp. *                                   11,845
  4,330    Worthington Industries                                        89,111
                                                                    -----------
                                                                     14,960,788
                                                                    -----------
MULTIMEDIA - 1.3%
  1,800    Acacia Research - Acacia Technologies *                       28,476
 47,073    Belo Corp. #                                                 878,853
 21,094    Charter Communications, Inc. *                                58,852
177,632    Citadel Broadcasting Corp. #                               1,689,280
  3,116    CKX, Inc. *                                                   34,588
    450    Courier Corp.                                                 17,582
  2,431    Cox Radio, Inc. *                                             33,183
  1,083    Crown Media Holdings, Inc. *                                   5,772
  1,500    CTC Media, Inc. *                                             38,520
  3,022    Cumulus Media, Inc. *                                         28,346
 16,100    Discovery Holding Co. *                                      307,993
  3,400    Dow Jones & Co., Inc.                                        117,198
  2,046    Emmis Communications Corp.                                    17,268
  1,766    Entercom Communications Corp.                                 49,766
  4,019    Entravision Communications Corp. *                            37,538
    425    Fisher Communications, Inc. *                                 20,655
  1,100    GateHouse Media, Inc.                                         22,330
 14,474    Gemstar-TV Guide International, Inc. *                        60,646
  2,761    Gray Television, Inc.                                         28,770
  1,735    Hearst-Argyle Television, Inc.                                47,175
  2,550    John Wiley & Sons, Inc.                                       96,288
  2,691    Journal Communications, Inc.                                  35,279
  1,924    Journal Register Co.                                          11,467
  2,507    Lee Enterprises, Inc.                                         75,335
  1,862    Lin TV Corp. *                                                29,606
    825    Lodgenet Entertainment Corp. *                                25,344
  1,405    Martha Stewart Living Omnimedia                               23,899
  3,258    McClatchy Co.                                                102,985
  1,357    Media General, Inc.                                           51,783
  3,721    Mediacom Communications Corp. *                               30,289
 26,628    Meredith Corp.                                             1,528,181
  7,700    New York Times Co. Class A                                   181,027
  1,200    Outdoor Channel Holdings, Inc. *                              12,264
    804    Playboy Enterprises, Inc. Class B *                            8,273
  9,323    Primedia, Inc. *                                              24,799
  2,300    Private Media Group Ltd. *                                     5,658
  4,700    Radio One, Inc. Class D *                                     30,362
    571    Salem Communications Corp.                                     7,138
  1,976    Scholastic Corp. *                                            61,454
  2,521    Sinclair Broadcast Group, Inc.                                38,949
  2,194    Spanish Broadcasting System *                                  8,776
  3,301    Sun-Times Media Group, Inc.                                   16,373
     71    Value Line, Inc.                                               3,394
  3,675    Westwood One, Inc.                                            25,247
  1,361    World Wrestling Entertainment, Inc.                           22,184
 18,000    XM Satellite Radio Holdings, Inc. *                          232,560
                                                                    -----------
                                                                      6,211,705
                                                                    -----------
OIL & GAS - 5.6%
  1,800    Allis-Chalmers Energy, Inc. *                                 28,350
    700    Alon USA Energy, Inc.                                         25,340
    700    Arena Resources, Inc. *                                       35,084
    903    Atlas America, Inc. *                                         51,010
  1,100    ATP Oil & Gas Corp. *                                         41,360
  1,554    Atwood Oceanics, Inc. *                                       91,204
  4,300    Aurora Oil & Gas Corp. *                                      11,223
    800    Basic Energy Services, Inc. *                                 18,640
 87,018    Berry Petroleum Co. #                                      2,667,972
  1,700    Bill Barrett Corp. *                                          55,097
  1,000    Bois d'Arc Energy, Inc. *                                     13,230
  2,850    Brigham Exploration Co. *                                     17,727
  1,000    Bronco Drilling Co., Inc. *                                   16,570
  2,851    Cabot Oil & Gas Corp.                                        191,929
  1,336    Callon Petroleum Co. *                                        18,130
  1,086    CARBO Ceramics, Inc.                                          50,553
  1,200    Carrizo Oil & Gas, Inc. *                                     41,952
  3,200    Cheniere Energy, Inc. *                                       99,680

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
    4,829    Cimarex Energy Co.                                     $   178,770
      244    Clayton Williams Energy, Inc. *                              6,922
    1,600    CNX Gas Corp. *                                             45,328
  143,400    Complete Production Services, Inc. *                     2,855,094
    2,450    Comstock Resources, Inc. *                                  67,081
    1,890    Crosstex Energy, Inc.                                       54,338
      800    Delek US Holdings, Inc.                                     15,304
    3,196    Delta Petroleum Corp. *                                     73,380
    6,800    Denbury Resources, Inc. *                                  202,572
    2,000    Dresser-Rand Group, Inc. *                                  60,920
    1,266    Dril-Quip, Inc. *                                           54,792
   21,567    Dynegy, Inc. *                                             199,710
    1,039    Edge Petroleum Corp. *                                      13,008
    3,051    Encore Acquisition Co. *                                    73,804
    2,097    Energy Partners Ltd. *                                      38,061
    6,984    Equitable Resources, Inc.                                  337,467
    4,396    Evergreen Energy, Inc. *                                    28,882
    3,000    EXCO Resources, Inc. *                                      49,740
    1,900    Exploration Co. of Delaware *                               20,615
    3,986    FMC Technologies, Inc. *                                   278,063
    3,099    Forest Oil Corp. *                                         103,414
    6,620    Frontier Oil Corp.                                         216,077
    4,400    Gasco Energy, Inc. *                                        10,736
    2,100    GeoGlobal Resourses, Inc. *                                 12,831
      900    Giant Industries, Inc. *                                    68,085
    5,310    Global Industries Ltd. *                                    97,120
      500    GMX Resources, Inc. *                                       15,365
      700    Goodrich Petroleum Corp. *                                  23,541
  141,009    Grey Wolf, Inc. #*                                         944,760
      554    Gulf Island Fabrication, Inc.                               14,814
    1,100    Gulfport Energy Corp. *                                     14,696
    6,009    Hanover Compressor Co. *                                   133,700
    2,400    Harvest Natural Resources, Inc. *                           23,376
    5,205    Helix Energy Solutions Group, Inc. *                       194,094
    5,970    Helmerich & Payne, Inc.                                    181,130
    1,200    Hercules Offshore, Inc. *                                   31,512
    2,754    Holly Corp.                                                163,312
    1,487    Hornbeck Offshore Services, Inc. *                          42,603
    1,754    Houston Exploration Co. *                                   94,628
      969    Hydril Co. *                                                93,257
    4,201    Input/Output, Inc. *                                        57,890
    1,833    Lone Star Technologies *                                   121,033
      854    Lufkin Industries, Inc.                                     47,978
    4,300    Mariner Energy, Inc. *                                      82,259
      426    Markwest Hydrocarbon, Inc.                                  26,412
    1,400    Matrix Service Co. *                                        28,322
    1,500    McMoRan Exploration Co. *                                   20,565
    3,839    Meridian Resource Corp. *                                    9,252
    1,000    Metretek Technologies, Inc. *                               13,340
      900    NATCO Group, Inc. *                                         30,708
    4,760    National Fuel Gas Co.                                      205,918
   36,100    Newfield Exploration Co. *                               1,505,731
    5,190    Newpark Resources *                                         36,590
    3,226    Oceaneering International, Inc. *                          135,879
    2,861    Oil States International, Inc. *                            91,810
    2,400    Parallel Petroleum Corp. *                                  55,080
    6,373    Parker Drilling Co. *                                       59,842
    1,066    Penn Virginia Corp.                                         78,244
      600    PetroCorp, Inc. # (b)                                            0
    8,136    Petrohawk Energy Corp. *                                   107,151
      704    Petroleum Development Corp. *                               37,713
    2,600    Petroquest Energy, Inc. *                                   30,394
    2,500    Pioneer Drilling Co. *                                      31,725
    4,109    Plains Exploration & Production Co. *                      185,480
    3,437    Pogo Producing Co.                                         165,320
    1,300    Quest Resource Corp. *                                      11,921
    3,618    Quicksilver Resources, Inc. *                              143,888
    1,900    RAM Energy Resources, Inc. *                                 8,797
    7,952    Range Resources Corp.                                      265,597
    1,015    Resource America, Inc.                                      23,984
    2,900    Rosetta Resources, Inc. *                                   59,566
    6,556    Rowan Cos., Inc.                                           212,873
    1,647    RPC, Inc.                                                   27,439
    1,308    SEACOR Holdings, Inc. *                                    128,707
    3,336    St. Mary Land & Exploration Co.                            122,364
    1,633    Stone Energy Corp. *                                        48,484
    2,300    SulphCo, Inc. *                                              7,866
    4,755    Superior Energy Services *                                 163,905
      500    Superior Well Services, Inc. *                              11,425
    1,763    Swift Energy Co. *                                          73,641
    3,957    Tesoro Petroleum Corp.                                     397,402
    4,118    Tetra Technologies, Inc. *                                 101,756
    3,435    Tidewater, Inc.                                            201,222
   31,330    Todco *                                                  1,263,539
      900    Toreador Resources Corp. *                                  16,335
    4,400    Transmeridian Exploration, Inc. *                           12,584
      700    Trico Marine Services, Inc. *                               26,082
      700    Union Drilling, Inc. *                                       9,940
   50,759    Unit Corp. *                                             2,567,898
    1,777    Universal Compression Holdings, Inc. *                     120,267
    3,600    VAALCO Energy, Inc. *                                       18,648
    1,000    Venoco, Inc. *                                              17,860
    1,100    W&T Offshore, Inc.                                          31,823
   96,935    W-H Energy Services, Inc. #*                             4,530,742
    3,200    Warren Resources, Inc. *                                    41,696
    1,400    Western Refining, Inc.                                      54,628
   46,906    Whiting Petroleum Corp. #*                               1,848,565
                                                                    -----------
                                                                     26,344,033
                                                                    -----------
PHARMACEUTICALS - 1.8%
    1,579    Abraxis Bioscience, Inc. *                                  42,175
    1,200    Acadia Pharmaceuticals, Inc. *                              18,024
    1,800    Adams Respiratory Therapeutics, Inc. *                      60,534
    2,755    Adolor Corp. *                                              24,106
    3,100    Akorn, Inc. *                                               20,925
    5,462    Alkermes, Inc. *                                            84,333
    2,000    Alnylam Pharmaceuticals, Inc. *                             36,000
    2,676    Alpharma, Inc.                                              64,438
      500    Altus Pharmaceuticals, Inc. *                                7,610
    1,900    Anadys Pharmaceuticals, Inc. *                               7,543
    1,913    Array Biopharma, Inc. *                                     24,295

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                               ----------
    2,600    Atherogenics, Inc. *                                    $    7,306
    1,500    Auxilium Pharmaceuticals, Inc. *                            22,020
    1,800    AVANIR Pharmaceuticals Class A *                             2,196
    3,400    AVI BioPharma, Inc. *                                        9,112
      972    Bentley Pharmaceuticals, Inc. *                              7,961
    1,500    BioCryst Pharmaceuticals, Inc. *                            12,555
    1,700    Bioenvision, Inc. *                                          6,953
    5,609    BioMarin Pharmaceuticals, Inc. *                            96,811
    1,000    Bradley Pharmaceuticals, Inc. *                             19,190
      971    Caraco Pharmaceutical Laboratories Ltd. *                   11,827
    3,741    Cephalon, Inc. *                                           266,397
    1,700    Combinatorx, Inc. *                                         11,883
    3,053    Cubist Pharmaceuticals, Inc. *                              67,380
    3,609    CV Therapeutics, Inc. *                                     28,403
    1,845    Cypress Bioscience, Inc. *                                  14,022
    3,584    Dendreon Corp. *                                            46,341
    2,500    DepoMed, Inc. *                                              8,925
    4,202    Durect Corp. *                                              17,480
    1,600    Emisphere Technologies, Inc. *                               5,120
    7,583    Endo Pharmaceuticals Holdings, Inc. *                      222,940
    9,000    Genta, Inc. *                                                2,790
    1,685    HealthExtras, Inc. *                                        48,494
      600    Hi-Tech Pharmacal Co., Inc. *                                6,690
    1,377    I-Flow Corp. *                                              20,297
    1,800    Idenix Pharmaceuticals, Inc. *                              13,140
    3,900    ImClone Systems, Inc. *                                    159,003
    3,100    Indevus Pharmaceuticals, Inc. *                             21,917
    4,392    Isis Pharmaceuticals, Inc. *                                40,714
   14,176    King Pharmaceuticals, Inc. *                               278,842
  107,400    KV Pharmaceutical Co. #*                                 2,656,002
    1,040    Mannatech, Inc.                                             16,702
    2,100    Mannkind Corp. *                                            30,030
    7,193    Medarex, Inc. *                                             93,077
    2,849    Medicines Co. *                                             71,453
    3,118    Medicis Pharmaceutical Corp.                                96,097
    4,318    MGI Pharma, Inc. *                                          97,025
   14,100    Mylan Laboratories, Inc.                                   298,074
    3,634    Nabi Biopharmaceuticals *                                   19,297
    1,200    Nastech Pharmaceutical Co., Inc. *                          12,948
    3,166    NBTY, Inc. *                                               167,925
    1,964    Neurocrine Biosciences, Inc. *                              24,550
    1,012    New River Pharmaceuticals, Inc. *                           64,394
    1,401    Noven Pharmaceuticals, Inc. *                               32,503
    2,229    NPS Pharmaceuticals, Inc. *                                  7,556
    3,205    Nuvelo, Inc. *                                              11,794
    2,449    Onyx Pharmaceuticals, Inc. *                                60,833
    3,319    OSI Pharmaceuticals, Inc. *                                109,527
    2,438    Pain Therapeutics, Inc. *                                   19,114
    2,048    Par Pharmaceutical Cos, Inc. *                              51,446
    1,449    Penwest Pharmaceuticals Co., *                              14,606
    4,681    Perrigo Co.                                                 82,666
    1,200    PetMed Express, Inc. *                                      14,220
    1,283    Pharmion Corp. *                                            33,730
    1,540    Pozen, Inc. *                                               22,715
    1,100    PRA International *                                         23,716
    1,700    Prestige Brands Holdings, Inc. *                            20,145
    1,228    Progenics Pharmaceuticals, Inc. *                           29,079
    1,145    Renovis, Inc. *                                              4,008
    1,595    Rigel Pharmaceuticals, Inc. *                               17,322
  132,500    Salix Pharmaceuticals Ltd. #*                            1,669,500
    3,000    Santarus, Inc. *                                            21,120
    1,736    Sciele Pharma, Inc. *                                       41,109
    1,521    Tanox, Inc. *                                               28,534
      921    Trimeris, Inc. *                                             6,336
    1,293    United Therapeutics Corp. *                                 69,538
      600    USANA Health Sciences, Inc. *                               28,122
    5,480    Valeant Pharmaceuticals International                       94,749
    4,774    VCA Antech, Inc. *                                         173,344
    4,200    ViroPharma, Inc. *                                          60,270
    5,900    Watson Pharmaceuticals, Inc. *                             155,937
    1,100    Xenoport, Inc. *                                            30,646
    2,300    Zymogenetics, Inc. *                                        35,788
                                                                     ----------
                                                                      8,484,239
                                                                     ----------
REAL ESTATE - 4.3%
    1,679    Acadia Realty Trust REIT                                    43,772
    2,846    Affordable Residential Communities REIT *                   34,522
      539    Agree Realty Corp. REIT                                     18,401
      108    Alexander's, Inc. REIT *                                    44,464
    1,728    Alexandria Real Estate Equities, Inc. REIT                 173,439
    5,718    AMB Property Corp. REIT                                    336,161
    1,500    American Campus Communities, Inc. REIT                      45,435
    7,998    American Financial Realty Trust REIT                        80,620
    2,437    American Home Mortgage Investment Corp. REIT                65,775
   14,571    Annaly Mortgage Management, Inc. REIT                      225,559
    3,225    Anthracite Capital, Inc. REIT                               38,700
    2,623    Anworth Mortgage Asset Corp. REIT                           25,627
    5,718    Apartment Investment & Management Co. REIT                 329,871
      596    Arbor Realty Trust, Inc. REIT                               18,142
   81,650    Ashford Hospitality Trust, Inc. REIT #                     974,901
      392    Avatar Holdings, Inc. REIT *                                28,004
    4,000    BioMed Realty Trust, Inc. REIT                             105,200
   66,297    Brandywine Realty Trust REIT                             2,214,983
    2,884    BRE Properties REIT                                        182,125
      725    California Coastal Communities, Inc. REIT *                 14,710
    3,275    Camden Property Trust REIT                                 230,265
    2,325    Capital Lease Funding, Inc. REIT                            24,901
      584    Capital Trust, Inc. REIT                                    26,613
    3,686    CBL & Associates Properties, Inc. REIT                     165,280
      800    CBRE Realty Finance, Inc. REIT                              10,584
    2,262    Cedar Shopping Centers, Inc. REIT                           36,644
    2,594    Colonial Properties Trust REIT                             118,468
    3,551    Commercial Net Lease Realty REIT                            85,899
      319    Consolidated-Tomoka Land Co. REIT                           24,069

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
   2,039    Corporate Office Properties Trust SBI MD REIT           $    93,142
   2,319    Cousins Properties, Inc. REIT                                76,202
   4,769    Crescent Real Estate Equity Co. REIT                         95,666
     600    Crystal River Capital, Inc. REIT                             16,104
   9,500    DCT Industrial Trust, Inc. REIT                             112,623
   3,100    Deerfield Triarc Capital Corp. REIT                          46,469
   5,300    DiamondRock Hospitality Co. REIT                            100,700
   1,600    Digital Realty Trust, Inc. REIT                              63,840
   4,000    Douglas Emmett, Inc. REIT                                   102,120
   7,800    Duke Realty Corp. REIT                                      339,066
   1,367    Eastgroup Properties REIT                                    69,758
  40,240    Education Realty Trust, Inc. REIT #                         594,747
   1,438    Entertainment Properties Trust REIT                          86,640
   3,454    Equity Inns, Inc. REIT                                       56,577
   1,112    Equity Lifestyle Properties, Inc. REIT                       60,059
   2,204    Equity One, Inc. REIT                                        58,406
   1,297    Essex Property Trust, Inc. REIT                             167,936
   3,600    Extra Space Storage, Inc. REIT                               68,184
   3,152    Federal Realty Investment Trust REIT                        285,634
   3,628    FelCor Lodging Trust, Inc. REIT                              94,219
   2,900    Fieldstone Investment Corp. REIT                              8,903
   2,701    First Industrial Realty Trust, Inc. REIT                    122,355
   1,583    First Potomac Realty Trust REIT                              45,226
   4,090    Forest City Enterprises, Inc. REIT                          270,676
   3,200    Franklin Street Properties Corp. REIT                        61,376
     994    Getty Realty Corp. REIT                                      28,568
   1,976    Glimcher Realty Trust REIT                                   53,392
   2,600    GMH Communities Trust REIT                                   25,974
   1,100    Gramercy Capital Corp. REIT                                  33,748
  11,610    Health Care Property Investors, Inc. REIT                   418,308
   4,082    Health Care, Inc. REIT                                      179,200
   2,648    Healthcare Realty Trust, Inc. REIT                           98,770
   1,400    Hersha Hospitality Trust REIT                                16,492
  80,419    Highland Hospitality Corp. REIT                           1,431,458
  33,923    Highwoods Properties, Inc. REIT                           1,339,619
   2,028    Home Properties, Inc. REIT                                  107,099
   3,600    HomeBanc Corp. REIT                                          12,564
   5,468    Hospitality Properties Trust REIT                           255,902
  12,267    HRPT Properties Trust REIT                                  150,884
   4,506    IMPAC Mortgage Holdings, Inc. REIT                           22,530
   3,900    Inland Real Estate Corp. REIT                                71,526
   2,298    Innkeepers USA Trust REIT                                    37,411
   2,966    Investors Real Estate Trust REIT                             31,410
   7,400    iStar Financial, Inc. REIT                                  346,542
   1,600    JER Investors Trust, Inc. REIT                               30,432
   2,101    Jones Lang LaSalle, Inc. REIT                               219,092
   1,934    Kilroy Realty Corp. REIT                                    142,633
   1,800    Kite Realty Group Trust REIT                                 35,910
   4,700    KKR Financial Corp. REIT                                    128,921
   2,364    LaSalle Hotel Properties REIT                               109,595
   4,244    Lexington Corporate Properties Trust REIT                    89,676
   5,277    Liberty Property Trust REIT                                 257,095
   1,295    LTC Properties, Inc. REIT                                    33,553
   2,259    Luminent Mortgage Capital, Inc. REIT                         20,195
   3,926    Mack-Cali Realty Corp. REIT                                 186,995
   2,308    Maguire Properties, Inc. REIT                                82,072
   2,500    Medical Properties Trust, Inc. REIT                          36,725
   2,484    Meruelo Maddux Properties, Inc. *                            22,962
   4,700    MFA Mortgage Investments, Inc. REIT                          36,190
   1,475    Mid-America Apartment Communities, Inc. REIT                 82,984
   1,376    National Health Investors, Inc. REIT                         43,124
   5,029    Nationwide Health Properties, Inc. REIT                     157,207
   6,298    New Plan Excel Realty Trust REIT                            208,023
   2,600    Newcastle Investment Corp. REIT                              72,098
   3,700    NorthStar Realty Finance Corp. REIT                          56,277
   2,053    Novastar Financial, Inc. REIT                                10,265
   3,518    Omega Healthcare Investors, Inc. REIT                        60,334
     869    Parkway Properties, Inc. REIT                                45,405
   2,244    Pennsylvania Real Estate Investment Trust REIT               99,477
   2,572    Post Properties, Inc. REIT                                  117,618
     968    PS Business Parks, Inc. REIT                                 68,263
   3,786    RAIT Investment Trust REIT                                  105,781
   1,092    Ramco-Gershenson Properties REIT                             38,995
   5,712    Realty Income Corp. REIT                                    161,078
   1,054    Redwood Trust, Inc. REIT                                     54,998
   3,916    Regency Centers Corp. REIT                                  327,182
   1,600    Republic Property Trust REIT                                 18,384
     543    Saul Centers, Inc. REIT                                      30,897
   4,550    Senior Housing Properties Trust REIT                        108,745
   3,435    SL Green Realty Corp. REIT                                  471,213
   1,250    Sovran Self Storage, Inc. REIT                               69,263
   5,900    Spirit Finance Corp. REIT                                    87,910
   4,300    St. Joe Co.                                                 224,933
   4,300    Strategic Hotel Capital, Inc. REIT                           98,341
   1,180    Sun Communities, Inc. REIT                                   36,604
   3,400    Sunstone Hotel Investors, Inc. REIT                          92,684
   1,926    Tanger Factory Outlet Centers REIT                           77,791
     744    Tarragon Corp. REIT                                           7,715
   3,143    Taubman Centers, Inc. REIT                                  182,263
   6,713    Thornburg Mortgage, Inc. REIT                               174,538
   2,600    U-Store-It Trust REIT                                        52,312
   7,963    UDR, Inc. REIT                                              243,827
     532    Universal Health Realty Trust Income REIT                    19,019
   1,458    Urstadt Biddle Properties, Inc. REIT                         28,518
   6,148    Ventas, Inc. REIT                                           259,015
  31,549    Washington Real Estate Investment Trust REIT #            1,180,564
   4,612    Weingarten Realty Investors REIT                            219,347
   1,794    Winston Hotels, Inc. REIT                                    26,964
   1,700    Winthrop Realty Trust REIT                                   11,237
                                                                    -----------
                                                                     20,344,398
                                                                    -----------
RETAIL - 5.2%
   2,633    99 Cents Only Stores *                                       38,784
     900    AC Moore Arts & Crafts, Inc. *                               19,206
   6,206    Advance Auto Parts                                          239,241

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                               ----------
   3,100    Aeropostale, Inc. *                                      $  124,713
   1,300    AFC Enterprises, Inc. *                                      26,065
     430    America's Car Mart, Inc. *                                    5,745
  10,059    American Eagle Outfitters                                   301,669
   4,236    AnnTaylor Stores Corp. *                                    164,272
     700    Asbury Automotive Group, Inc.                                19,775
   9,200    AutoNation, Inc. *                                          195,408
   3,110    Barnes & Noble, Inc.                                        122,690
   1,544    Bebe Stores, Inc.                                            26,835
   1,300    Big 5 Sporting Goods Corp.                                   33,696
   6,408    Big Lots, Inc. *                                            200,442
   4,007    BJ's Wholesale Club, Inc. *                                 135,557
  11,110    Blockbuster, Inc. *                                          71,548
     300    Bon-Ton Stores, Inc.                                         16,872
     900    Books-A-Million, Inc.                                        12,816
  67,310    Borders Group, Inc. #                                     1,374,470
   7,270    Brinker International, Inc.                                 237,729
   1,738    Brown Shoe Co., Inc. *                                       72,996
     799    Buckle, Inc.                                                 28,524
     900    Build-A-Bear Workshop, Inc. *                                24,723
   1,900    Cabela's, Inc. *                                             47,139
     745    Cache, Inc. *                                                13,224
  12,186    Carmax, Inc. *                                              299,044
   2,772    Casey's General Stores, Inc.                                 69,328
   1,721    Cash America International, Inc.                             70,561
   1,900    Casual Male Retail Group, Inc. *                             22,477
  63,447    Cato Corp.                                                1,484,025
   1,087    Charlotte Russe Holding, Inc. *                              31,382
   6,858    Charming Shoppes *                                           88,811
   1,250    Childrens Place *                                            69,700
   2,156    Christopher & Banks Corp.                                    41,977
     300    Citi Trends, Inc. *                                          12,822
   5,302    Claire's Stores, Inc.                                       170,300
  68,343    Coldwater Creek, Inc. #*                                  1,385,996
     584    Conn's, Inc. *                                               14,454
   4,036    Copart, Inc. *                                              113,048
   1,436    Cost Plus, Inc. *                                            14,360
   2,324    CSK Auto Corp. *                                             39,973
     164    DEB Shops, Inc.                                               4,441
   1,105    dELiA*s, Inc. *                                              10,144
   2,240    Dick's Sporting Goods, Inc. *                               130,502
   3,527    Dillard's, Inc.                                             115,439
  53,274    Dollar Tree Stores, Inc. *                                2,037,198
   2,480    Dress Barn, Inc. *                                           51,609
   1,000    DSW, Inc. *                                                  42,210
   2,100    EZCORP, Inc. Class A *                                       30,933
   9,100    Family Dollar Stores, Inc.                                  269,542
   2,334    Finish Line, Inc.                                            29,408
   1,486    First Cash Financial Services, Inc. *                        33,108
   9,114    Foot Locker, Inc.                                           214,635
   2,503    Fred's, Inc.                                                 36,794
   7,740    GameStop Corp. *                                            252,092
   1,221    Genesco, Inc. *                                              50,708
   1,509    Group 1 Automotive, Inc.                                     60,013
   1,692    Guitar Center, Inc. *                                        76,343
   1,101    Haverty Furniture Cos., Inc.                                 15,414
   1,795    Hibbett Sports, Inc. *                                       51,319
   2,597    HOT Topic, Inc. *                                            28,827
  46,769    Insight Enterprises, Inc. *                                 840,907
   1,300    J. Crew Group, Inc. *                                        52,221
   1,381    Jo-Ann Stores, Inc. *                                        37,632
   1,034    JOS A Bank Clothiers, Inc. *                                 36,552
  24,427    Kenneth Cole Productions, Inc. #                            627,041
     906    Lithia Motors, Inc.                                          24,833
   1,876    Longs Drug Stores Corp.                                      96,877
   1,600    Luby's, Inc. *                                               15,632
     900    MarineMax, Inc. *                                            20,862
  32,452    Men's Wearhouse, Inc.                                     1,526,867
     982    Movado Group, Inc.                                           28,920
   2,159    MSC Industrial Direct Co.                                   100,782
   1,000    New York & Co., Inc. *                                       15,790
   3,224    Nu Skin Enterprises, Inc.                                    53,261
   6,496    O'Reilly Automotive, Inc. *                                 215,018
   4,086    OfficeMax, Inc.                                             215,496
   4,205    Pacific Sunwear of California *                              87,590
   1,302    Pantry, Inc. *                                               58,876
   3,760    Payless Shoesource, Inc. *                                  124,832
   3,271    PEP Boys-Manny Moe & Jack                                    62,443
  42,000    PETsMART, Inc. #                                          1,384,320
   4,849    Pier 1 Imports, Inc.                                         33,507
     200    PriceSmart, Inc. *                                            3,072
   7,900    RadioShack Corp.                                            213,537
   2,508    Regis Corp.                                                 101,248
   1,181    Restoration Hardware, Inc. *                                  7,747
     962    Retail Ventures, Inc. *                                      20,250
  30,218    Rite Aid Corp. *                                            174,358
  53,900    Ross Stores, Inc.                                         1,854,160
   1,400    Rush Enterprises, Inc. *                                     26,894
   8,002    Saks, Inc.                                                  166,762
   4,700    Sally Beauty Holdings, Inc. *                                43,193
   1,334    School Specialty, Inc. *                                     48,171
   3,000    Select Comfort Corp. *                                       53,400
     400    Shoe Carnival, Inc. *                                        13,320
     759    Smart & Final, Inc. *                                        16,523
   1,763    Sonic Automotive, Inc.                                       50,246
  67,213    Stage Stores, Inc.                                        1,566,735
   1,464    Stein Mart, Inc.                                             23,892
     700    Susser Holdings Corp. *                                      12,145
     282    Syms Corp. *                                                  5,259
     610    Systemax, Inc. *                                             11,425
   1,192    Talbots, Inc.                                                28,155
   7,800    Tiffany & Co.                                               354,744
   2,129    Tractor Supply Co. *                                        109,644
  49,325    Tuesday Morning Corp. #                                     731,983
   1,868    Tween Brands, Inc. *                                         66,725
   1,238    Under Armour, Inc. *                                         63,509
   3,062    United Auto Group, Inc.                                      62,159
   6,792    Urban Outfitters, Inc. *                                    180,056
     800    Volcom, Inc. *                                               27,488
     770    West Marine, Inc. *                                          14,022
   4,800    Wet Seal, Inc. *                                             31,440

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
    5,568    Williams-Sonoma, Inc.                                  $   197,441
    1,600    World Fuel Services Corp.                                   74,016
   58,152    Zale Corp. #*                                            1,534,050
      900    Zumiez, Inc. *                                              36,108
                                                                    -----------
                                                                     24,607,212
                                                                    -----------
SAVINGS & LOAN - 1.0%
      200    Abington Community Bancorp, Inc.                             3,972
    1,292    Anchor Bancorp Wisconsin, Inc.                              36,628
    5,295    Astoria Financial Corp.                                    140,794
    3,834    Bank Mutual Corp.                                           43,593
    2,692    BankAtlantic Bancorp, Inc.                                  29,504
   53,879    BankUnited Financial Corp. #                             1,142,774
      400    Berkshirehill Bancorp, Inc.                                 13,460
      358    BFC Financial Corp. *                                        1,575
    3,650    Brookline Bancorp, Inc.                                     46,246
    1,194    Capitol Federal Financial                                   45,145
      600    Citizens First Bancorp, Inc.                                13,668
    1,100    Clifton Savings Bancorp, Inc.                               13,134
    1,351    Dime Community Bancshares                                   17,874
    1,230    Downey Financial Corp.                                      79,384
      767    First Financial Holdings, Inc.                              26,538
    6,318    First Niagara Financial Group, Inc.                         87,883
    1,194    First Place Financial Corp.                                 25,611
      961    FirstFed Financial Corp. *                                  54,614
    2,088    Flagstar Bancorp, Inc.                                      24,952
      879    Flushing Financial Corp.                                    14,266
    1,394    Franklin Bank Corp. *                                       24,911
      600    Home Federal Bancorp, Inc.                                   9,318
      711    Horizon Financial Corp.                                     15,699
    3,100    Investors Bancorp, Inc. *                                   44,764
      400    Itla Capital Corp.                                          20,808
    1,300    Kearny Financial Corp.                                      18,694
    1,908    KNBT Bancorp, Inc.                                          28,124
    1,912    MAF Bancorp, Inc.                                           79,042
      200    NASB Financial, Inc.                                         6,964
   16,900    New York Community Bancorp, Inc.                           297,271
    6,396    NewAlliance Bancshares, Inc.                               103,679
    1,238    Northwest Bancorp, Inc.                                     33,537
      306    OceanFirst Financial Corp.                                   5,309
    3,069    Partners Trust Financial Group, Inc.                        35,079
      766    Pennfed Financial Services, Inc.                            16,599
    3,418    People's Bank                                              151,759
    1,459    PFF Bancorp, Inc.                                           44,251
    3,564    Provident Financial Services, Inc.                          62,192
    2,473    Provident New York Bancorp                                  34,993
      700    Rockville Financial, Inc.                                   10,521
      900    Roma Financial Corp. *                                      13,950
   46,418    Sterling Financial Corp.                                 1,447,792
      964    TierOne Corp.                                               26,067
    1,776    United Community Financial Corp.                            19,625
      900    ViewPoint Financial Group                                   15,615
    5,175    Washington Federal, Inc.                                   121,405
      900    Wauwatosa Holdings, Inc. *                                  15,732
      876    Westfield Financial, Inc.                                    9,391
    1,050    Willow Grove Bancorp, Inc.                                  13,545
      400    WSFS Financial Corp.                                        25,792
                                                                    -----------
                                                                      4,614,043
                                                                    -----------
SEMICONDUCTORS - 2.9%
    1,416    Actel Corp. *                                               23,392
    2,300    Advanced Analogic Technologies, Inc. *                      15,134
    9,700    Agere Systems, Inc. *                                      219,414
    2,921    AMIS Holdings, Inc. *                                       31,985
    6,100    Amkor Technology, Inc. *                                    76,128
    3,000    ANADIGICS, Inc. *                                           35,460
   17,071    Applied Micro Circuits Corp. *                              62,309
    2,246    Asyst Technologies, Inc. *                                  15,789
   24,876    Atmel Corp. *                                              125,126
    2,121    ATMI, Inc. *                                                64,839
   10,800    Avanex Corp. *                                              19,332
    6,200    Axcelis Technologies, Inc. *                                47,368
    4,000    Bookham, Inc. *                                              9,080
    4,111    Brooks Automation, Inc. *                                   70,504
    4,842    Cirrus Logic, Inc. *                                        37,090
    1,260    Cohu, Inc.                                                  23,688
   26,382    Conexant Systems, Inc. *                                    43,530
    4,469    Credence Systems Corp. *                                    14,792
    4,489    Cree, Inc. *                                                73,889
    8,400    Cypress Semiconductor Corp. *                              155,820
    1,236    Diodes, Inc. *                                              43,075
    1,716    DSP Group, Inc. *                                           32,604
    2,600    Emcore Corp. *                                              13,000
  103,929    Emulex Corp. *                                           1,900,862
  369,571    Entegris, Inc. #*                                        3,954,410
    1,583    Exar Corp. *                                                20,959
    7,137    Fairchild Semiconductor International, Inc. *              119,331
    2,683    Formfactor, Inc. *                                         120,064
    1,821    Genesis Microchip, Inc. *                                   16,917
      800    Hittite Microwave Corp. *                                   32,136
    1,300    Ikanos Communications, Inc. *                               10,101
   11,845    Integrated Device Technology, Inc. *                       182,650
    4,268    International Rectifier Corp. *                            163,080
    8,317    Intersil Corp.                                             220,317
    2,048    IXYS Corp. *                                                20,951
   11,675    JDS Uniphase Corp. *                                       177,810
    4,487    Kopin Corp. *                                               15,166
    3,640    Kulicke & Soffa Industries, Inc. *                          33,670
    6,745    Lattice Semiconductor Corp. *                               39,458
   23,510    LSI Logic Corp. *                                          245,444
    4,201    LTX Corp. *                                                 25,710
    3,414    Mattson Technology, Inc. *                                  31,067
  272,300    Micrel, Inc. #*                                          3,000,746
    4,316    Microsemi Corp. *                                           89,816
    2,400    Microtune, Inc. *                                            9,888
    7,200    Mindspeed Technologies, Inc. *                              15,624
    2,565    MIPS Technologies, Inc. *                                   22,906
    2,293    MKS Instruments, Inc. *                                     58,517
      800    Monolithic Power Systems, Inc. *                            10,320
    1,600    MoSys, Inc. *                                               13,440
    1,100    Netlogic Microsystems, Inc. *                               29,282

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
      600    Nextest Systems Corp. *                                $     8,400
    7,500    Novellus Systems, Inc. *                                   240,150
    2,900    Omnivision Technologies, Inc. *                             37,584
    8,008    ON Semiconductor Corp. *                                    71,431
    1,250    Pericom Semiconductor Corp. *                               12,225
    2,463    Photronics, Inc. *                                          38,300
    1,221    PLX Technology, Inc. *                                      11,893
   11,427    PMC - Sierra, Inc. *                                        80,103
    9,606    QLogic Corp. *                                             163,302
    5,125    Rambus, Inc. *                                             108,906
    1,532    Rudolph Technologies, Inc. *                                26,718
      921    Semitool, Inc. *                                            11,973
    4,177    Semtech Corp. *                                             56,306
    4,691    Silicon Image, Inc. *                                       38,279
    2,955    Silicon Laboratories, Inc. *                                88,414
    3,009    Sirf Technology Holdings, Inc. *                            83,530
    8,877    Skyworks Solutions, Inc. *                                  51,043
    4,900    Spansion, Inc. - Class A *                                  59,731
    1,206    Standard Microsystems Corp. *                               36,831
      692    Supertex, Inc. *                                            22,981
   11,800    Teradyne, Inc. *                                           195,172
    2,809    Tessera Technologies, Inc. *                               111,630
   12,600    Transmeta Corp. *                                            7,182
    7,200    Transwitch Corp. *                                          11,448
    8,306    Triquint Semiconductor, Inc. *                              41,530
    1,426    Ultratech, Inc. *                                           19,408
    3,302    Varian Semiconductor Equipment Associates, Inc. *          176,261
    1,963    Veeco Instruments, Inc. *                                   38,279
    1,000    Virage Logic Corp. *                                         7,270
    1,000    Volterra Semiconductor Corp. *                              13,060
    2,701    Zoran Corp. *                                               45,971
                                                                    -----------
                                                                     13,749,301
                                                                    -----------
SOFTWARE - 4.3%
   15,888    Activision, Inc. *                                         300,919
    3,700    Actuate Corp. *                                             19,314
   66,074    Acxiom Corp.                                             1,413,323
    1,229    Advent Software, Inc. *                                     42,855
    2,506    Allscripts Healthcare Solutions, Inc. *                     67,186
    1,300    Altiris, Inc. *                                             42,783
    1,600    American Reprographics Co. *                                49,264
    1,912    Ansys, Inc. *                                               97,072
    4,809    Aspen Technology, Inc. *                                    62,517
    2,555    Avid Technology, Inc. *                                     89,118
   84,300    BEA Systems, Inc. *                                        977,037
    2,641    Blackbaud, Inc.                                             64,493
   80,800    Blackboard, Inc. #*                                      2,717,304
   12,300    BMC Software, Inc. *                                       378,717
    4,681    Borland Software Corp. *                                    24,669
      851    Bottomline Technologies, Inc. *                              9,276
    3,834    Cerner Corp. *                                             208,761
   67,922    Commvault Systems, Inc. *                                1,100,336
      614    Computer Programs & Systems, Inc.                           16,467
  236,104    Compuware Corp. #*                                       2,240,627
    1,700    Concur Technologies, Inc. *                                 29,682
    1,900    Convera Corp. Class A *                                      5,966
    2,939    CSG Systems International *                                 73,534
    1,976    Dendrite International, Inc. *                              30,944
    1,328    Digi International, Inc. *                                  16,866
      700    DivX, Inc. *                                                14,028
    3,634    Dun & Bradstreet Corp. *                                   331,421
    2,784    Eclipsys Corp. *                                            53,648
    2,522    eFunds Corp. *                                              67,237
    1,000    Emageon, Inc. *                                             11,000
    3,380    Epicor Software Corp. *                                     47,016
      801    EPIQ Systems, Inc. *                                        16,324
    3,364    Fair Isaac Corp.                                           130,119
    2,618    FalconStor Software, Inc. *                                 27,280
    4,034    Global Payments, Inc.                                      137,398
    3,410    Hyperion Solutions Corp. *                                 176,740
    1,245    Infocrossing, Inc. *                                        18,513
    4,710    Informatica Corp. *                                         63,255
    1,648    infoUSA, Inc.                                               15,854
    1,000    Innerworkings, Inc. *                                       11,800
    1,900    InPhonic, Inc. *                                            20,710
    1,311    Inter-Tel, Inc.                                             30,992
    2,800    INVESTools, Inc. *                                          38,920
    1,893    JDA Software Group, Inc. *                                  28,452
    2,510    Keane, Inc. *                                               34,086
    7,464    Lawson Software, Inc. *                                     60,384
    1,200    Mantech International Corp. *                               40,092
    1,046    Mapinfo Corp. *                                             21,056
      522    MicroStrategy, Inc. *                                       65,976
    2,467    Midway Games, Inc. *                                        15,419
    5,400    NAVTEQ Corp. *                                             186,300
    1,200    Neoware, Inc. *                                             12,084
   19,567    Novell, Inc. *                                             141,274
    7,311    Nuance Communications, Inc. *                              111,931
    1,700    Omnicell, Inc. *                                            35,564
    1,000    Omniture, Inc. *                                            18,230
      900    OPNET Technologies, Inc. *                                  12,159
    1,609    Packeteer, Inc. *                                           19,984
   99,396    Parametric Technology Corp. *                            1,897,470
  247,500    PDF Solutions, Inc. #*                                   2,794,275
      573    Pegasystems, Inc.                                            5,300
    1,600    Phase Forward, Inc. *                                       21,008
    2,571    Progress Software Corp. *                                   80,215
   48,926    QAD, Inc. #                                                445,227
      876    Quality Systems, Inc.                                       35,040
    3,699    Quest Software, Inc. *                                      60,183
   10,500    Red Hat, Inc. *                                            240,765
      506    Renaissance Learning, Inc.                                   6,664
    4,900    Salesforce.com, Inc. *                                     209,818
    1,104    Schawk, Inc.                                                19,993
    3,647    SEI Investments Co.                                        219,659
    1,300    Smith Micro Software, Inc. *                                24,219
    1,164    SPSS, Inc. *                                                42,020
   66,650    Sybase, Inc. *                                           1,684,912
      700    Synchronoss Technologies, Inc. *                            12,180
      955    SYNNEX Corp. *                                              20,284
    4,012    Take-Two Interactive Software, Inc. *                       80,802

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
    1,000    Taleo Corp. *                                          $    16,580
    3,871    THQ, Inc. *                                                132,349
    2,300    Total System Services, Inc.                                 73,255
    1,772    TradeStation Group, Inc. *                                  22,309
    2,146    Transaction Systems Architects, Inc. *                      69,509
    3,188    Trident Microsystems, Inc. *                                63,951
    1,603    Ultimate Software Group, Inc. *                             41,983
    4,100    VA Software Corp. *                                         16,523
    2,800    VeriFone Holdings, Inc. *                                  102,844
    4,394    Wind River Systems, Inc. *                                  43,676
    1,747    Witness Systems, Inc. *                                     47,082
                                                                    -----------
                                                                     20,624,371
                                                                    -----------
TELECOMMUNICATIONS - 2.8%
   22,531    3Com Corp. *                                                88,096
    7,207    Adaptec, Inc. *                                             27,891
    6,614    ADC Telecommunications, Inc. *                             110,718
    3,701    Adtran, Inc.                                                90,119
    4,312    Aeroflex, Inc. *                                            56,703
    2,439    Alaska Communications Systems Group, Inc.                   35,975
    1,169    Anaren, Inc. *                                              20,586
    9,741    Andrew Corp. *                                             103,157
    1,735    Anixter International, Inc. *                              114,406
    5,888    Arris Group, Inc. *                                         82,903
    3,041    Atheros Communications, Inc. *                              72,771
      300    Atlantic Tele-Network, Inc.                                  7,839
    1,030    Audiovox Corp. *                                            15,172
      950    Black Box Corp.                                             34,713
    2,433    C-COR.net Corp. *                                           33,721
    1,600    CalAmp Corp. *                                              13,808
    1,500    Carrier Access Corp. *                                       7,665
    1,100    Cbeyond Communications, Inc. *                              32,263
    1,454    Centennial Communications Corp. *                           11,966
    6,700    CenturyTel, Inc.                                           302,773
    4,655    Ciena Corp. *                                              130,107
   14,192    Cincinnati Bell, Inc. *                                     66,702
   19,592    Citizens Communications Co.                                292,900
   46,297    CommScope, Inc. #*                                       1,986,141
    1,000    Comtech Group, Inc. *                                       17,480
    1,244    Comtech Telecommunications Corp. *                          48,180
    1,200    Consolidated Communications Holdings, Inc.                  23,868
      700    CPI International, Inc. *                                   13,454
      938    CT Communications, Inc.                                     22,606
    1,824    Ditech Networks, Inc. *                                     14,811
    9,230    Dobson Communications Corp. *                               79,286
    1,000    EMS Technologies, Inc. *                                    19,270
      700    Eschelon Telecom, Inc. *                                    20,230
    6,634    Extreme Networks *                                          28,062
   40,300    FairPoint Communications, Inc. #                           774,163
    7,100    FiberTower Corp. *                                          36,849
   14,700    Finisar Corp. *                                             51,450
    8,484    Foundry Networks, Inc. *                                   115,128
    3,101    General Communication, Inc. *                               43,414
    1,300    Globalstar, Inc. *                                          13,780
    1,313    Golden Telecom, Inc.                                        72,714
    4,685    Harmonic, Inc. *                                            46,007
    1,500    Harris Stratex Networks, Inc. *                             28,785
    3,500    Hypercom Corp. *                                            20,860
    2,300    IDT Corp. Class B *                                         26,105
    2,939    Interdigital Communications Corp. *                         93,078
    1,900    Iowa Telecommunications Services, Inc.                      38,000
    1,000    iPCS, Inc. *                                                48,990
    2,943    Ixia *                                                      27,370
    2,800    Leap Wireless International, Inc. *                        184,744
   86,778    Level 3 Communications, Inc. *                             529,346
    1,700    Lightbridge, Inc. *                                         29,869
      700    Loral Space & Communications, Inc. *                        35,616
    2,150    Mastec, Inc. *                                              23,672
    6,913    MRV Communications, Inc. *                                  24,541
    1,991    Netgear, Inc. *                                             56,803
  132,500    NeuStar, Inc. #*                                         3,768,300
    2,215    Newport Corp. *                                             36,260
      938    North Pittsburgh Systems, Inc.                              20,420
    1,943    Novatel Wireless, Inc. *                                    31,166
    1,000    NTELOS Holdings Corp. *                                     19,220
      886    Oplink Communications, Inc. *                               15,922
      900    OpNext, Inc. *                                              13,868
    1,024    Optical Communication Products, Inc. *                       1,372
      500    Optium Corp. *                                               9,705
    3,900    PAETEC Holding Corp.                                        40,872
    1,300    ParkerVision, Inc. *                                        17,173
    2,697    Plantronics, Inc.                                           63,703
    5,025    Polycom, Inc. *                                            167,483
    7,260    Powerwave Technologies, Inc. *                              41,309
  131,551    Premiere Global Services, Inc. *                         1,476,002
    1,200    Radyne Corp. *                                              10,944
    1,831    RCN Corp. *                                                 46,782
   11,865    RF Micro Devices, Inc. *                                    73,919
    1,379    SafeNet, Inc. *                                             39,026
    2,000    SAVVIS, Inc. *                                              95,760
    6,149    SBA Communications Corp. *                                 181,703
      488    Shenandoah Telecom Co.                                      22,980
    1,600    Sirenza Microdevices, Inc. *                                13,792
   14,100    Sonus Networks, Inc. *                                     113,787
      978    SureWest Communications                                     24,323
   10,800    Sycamore Networks, Inc. *                                   40,392
    2,430    Symmetricom, Inc. *                                         20,169
    1,100    Syniverse Holdings, Inc. *                                  11,594
    3,359    Tekelec *                                                   50,083
    6,400    Telephone & Data Systems, Inc.                             381,568
    8,187    Time Warner Telecom, Inc. *                                170,044
    1,523    USA Mobility, Inc.                                          30,353
    7,354    UTStarcom, Inc. *                                           60,965
    1,384    Viasat, Inc. *                                              45,631
    2,000    Vonage Holdings Corp. *                                      6,900
    3,840    Wireless Facilities, Inc. *                                  4,992

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
   8,050    Zhone Technologies, Inc. *                              $     9,982
                                                                    -----------
                                                                     13,526,090
                                                                    -----------
TRANSPORTATION - 2.0%
   3,800    ABX Air, Inc. *                                              26,030
  36,655    Alexander & Baldwin, Inc. #                               1,848,878
     574    Amerco, Inc. *                                               40,174
   3,600    American Commercial Lines, Inc. *                           113,220
   1,434    Arkansas Best Corp.                                          50,979
   1,200    Atlas Air Worldwide Holdings, Inc. *                         63,276
   1,421    Bristow Group, Inc. *                                        51,795
   1,400    Celadon Group, Inc. *                                        23,380
  14,500    CH Robinson Worldwide, Inc.                                 692,375
   2,801    Con-way, Inc.                                               139,602
     614    Dynamex, Inc. *                                              15,620
   1,802    EGL, Inc. *                                                  71,413
  17,000    Expeditors International of Washington, Inc.                702,440
   2,067    Florida East Coast Industries, Inc.                         129,580
   1,821    Forward Air Corp.                                            59,874
   2,547    GATX Corp.                                                  121,747
   2,100    Genesee & Wyoming, Inc. *                                    55,881
     881    Greenbrier Cos, Inc.                                         23,523
   1,028    Gulfmark Offshore, Inc. *                                    44,872
   3,517    Heartland Express, Inc.                                      55,850
   5,200    Hertz Global Holdings, Inc. *                               123,240
     700    Horizon Lines, Inc.                                          22,974
   2,188    HUB Group, Inc. *                                            63,430
     700    Interpool, Inc.                                              17,094
   5,750    JB Hunt Transport Services, Inc.                            150,880
   4,355    Kansas City Southern *                                      154,951
  46,482    Kirby Corp. *                                             1,625,940
  41,812    Knight Transportation, Inc. #                               745,090
   4,795    Laidlaw International, Inc.                                 165,907
   3,432    Landstar System, Inc.                                       157,323
   1,054    Marten Transport Ltd. *                                      16,738
   1,575    Old Dominion Freight Line *                                  45,376
   1,766    Overseas Shipholding Group                                  110,552
     484    P.A.M. Transportation Services, Inc. *                        9,980
   2,071    Pacer International, Inc.                                    55,793
     100    Patriot Transportation Holding, Inc. *                        8,961
     800    PHI, Inc. *                                                  21,648
     700    Quality Distribution, Inc. *                                  6,055
   3,542    Ryder System, Inc.                                          174,762
  20,631    Saia, Inc. #*                                               489,986
   3,200    Sirva, Inc. *                                                11,424
   3,082    Swift Transportation Co., Inc. *                             96,035
     800    TAL International Group, Inc.                                19,200
     200    Universal Truckload Services, Inc. *                          4,842
     745    US Xpress Enterprises, Inc. *                                12,859
     400    USA Truck, Inc. *                                             6,216
   2,975    Werner Enterprises, Inc.                                     54,056
  20,880    YRC Worldwide, Inc. #*                                      839,794
                                                                    -----------
                                                                      9,541,615
                                                                    -----------
UTILITIES- ELECTRIC - 2.4%
   6,744    Alliant Energy Corp.                                        302,266
  22,859    Aquila, Inc. *                                               95,551
   2,820    Avista Corp.                                                 68,329
  23,893    Black Hills Corp. #                                         878,546
  18,000    Centerpoint Energy, Inc.                                    322,920
   1,004    CH Energy Group, Inc.                                        48,885
   3,184    Cleco Corp.                                                  82,243
  13,100    CMS Energy Corp.                                            233,180
   6,712    DPL, Inc.                                                   208,676
   5,422    Duquesne Light Holdings, Inc.                               107,301
  54,608    El Paso Electric Co. *                                    1,438,921
   1,894    Empire District Electric Co.                                 46,971
   8,613    Energy East Corp.                                           209,813
   4,564    Great Plains Energy, Inc.                                   148,102
   4,778    Hawaiian Electric Industries                                124,180
   2,601    Idacorp, Inc.                                                88,018
   1,000    Integrated Electrical Services, Inc. *                       24,730
   4,263    Integrys Energy Group, Inc.                                 236,639
   1,000    ITC Holdings Corp.                                           43,290
  10,297    MDU Resources Group, Inc.                                   295,936
   1,324    MGE Energy, Inc.                                             46,949
   9,000    Northeast Utilities                                         294,930
   1,981    NorthWestern Corp.                                           70,187
   6,120    NSTAR                                                       214,934
   5,173    OGE Energy Corp.                                            200,712
     500    Ormat Technologies, Inc.                                     20,980
  29,781    Otter Tail Corp. #                                        1,019,701
  11,149    Pepco Holdings, Inc.                                        323,544
   1,000    Pike Electric Corp. *                                        18,080
   5,732    Pinnacle West Capital Corp.                                 276,569
  53,588    PNM Resources, Inc. #                                     1,730,892
   1,600    Portland General Electric Co.                                46,720
   6,727    Puget Energy, Inc.                                          172,749
  19,544    Reliant Energy, Inc. *                                      397,134
   6,800    SCANA Corp.                                                 293,556
  13,160    Sierra Pacific Resources *                                  228,721
  12,365    TECO Energy, Inc.                                           212,802
   1,406    UIL Holdings Corp.                                           48,788
   1,947    Unisource Energy Corp.                                       73,110
   5,146    Westar Energy, Inc.                                         141,618
   6,869    Wisconsin Energy Corp.                                      333,284
                                                                    -----------
                                                                     11,170,457
                                                                    -----------
UTILITIES- GAS - 0.7%
   4,439    AGL Resources, Inc.                                         189,634
   5,201    Atmos Energy Corp.                                          162,687
     696    Cascade Natural Gas Corp.                                    18,340
   4,252    Energen Corp.                                               216,384
     352    EnergySouth, Inc.                                            14,759
   1,250    Laclede Group, Inc.                                          38,850
   1,670    New Jersey Resources Corp.                                   83,584
   2,555    Nicor, Inc.                                                 123,713
   1,605    Northwest Natural Gas Co.                                    73,300
   6,429    Oneok, Inc.                                                 289,305

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Small Company Stock Fund / March 31, 2007 (Unaudited) (continued)


  SHARES /
 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         ------------
      4,610    Piedmont Natural Gas Co.                            $    121,612
      1,636    South Jersey Industries, Inc.                             62,250
      6,102    Southern Union Co.                                       185,440
     39,692    Southwest Gas Corp. #                                  1,542,828
      5,964    UGI Corp.                                                159,299
      4,477    Vectren Corp.                                            128,042
      2,755    WGL Holdings, Inc.                                        88,105
                                                                   ------------
                                                                      3,498,132
                                                                   ------------
UTILITIES- WATER - 0.1%
        944    American States Water Co.                                 34,805
      7,697    Aqua America, Inc.                                       172,798
      1,009    California Water Service Group                            38,665
        616    Pico Holdings, Inc. *                                     26,309
        968    SJW Corp.                                                 39,185
      1,082    Southwest Water Co.                                       15,602
                                                                   ------------
                                                                        327,364
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $395,393,772 #)                                             462,260,637
                                                                   ------------
WARRANTS - 0.0%
BUSINESS SERVICES & SUPPLIES - 0.0%
        108    American Banknote Corp., Expire 10/01/07 (b)                   0
               American Banknote Corp., Ser 2 , Expire 10/01/07
        108    (b)                                                            0
                                                                   ------------
                                                                              0
                                                                   ------------
TELECOMMUNICATIONS - 0.0%
        340    Pegasus Wireless Corp. 0.00% , 12/18/09 (b)                    0
                                                                   ------------
TOTAL WARRANTS
  (Cost $0 )                                                                  0
                                                                   ------------
SHORT-TERM INVESTMENTS - 2.4%
GOVERNMENT & AGENCY SECURITIES - 0.0%
               United States Treasury Bill 4.960% , 06/07/07
$   160,000    (c)(d)                                                   158,560
                                                                   ------------
MUTUAL FUND - 2.4%
 11,501,209    Goldman Sachs Prime Obligations Fund 5.214% (e)       11,501,209
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $11,659,737)                                                 11,659,769
                                                                   ------------
TOTAL INVESTMENTS - 99.9%
  (Cost $407,053,509@)                                              473,920,406
                                                                   ------------
Assets in excess of other liabilities - 0.1%                            310,410
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $474,230,816
                                                                   ============

NOTES TO THE PORTFOLIO OF INVESTMENTS:

*   -   Non-income producing security.
@   -   Aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes are $86,214,294 and $19,347,397 respectively, resulting in a net unrealized appreciation of $66,866,897.
#   -   A portion or all of the security was held on loan. As of March 31,
        2007, the market value of securities loaned was $105,254,664 and the collateral received consisted of cash in the amount of $107,888,194.
(a) -   Indicates an affiliated issuer.
(b) -   Represents a security which is fair-valued.
(c) - All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.
(d) -   Zero coupon bond - Interest rate represents current yield to maturity.
(e) -   Rate quoted represents the seven day yield of the Fund.

For Information regarding the Fund's policy regarding Valuation of Investments and other significant accounting policies, please refer to the Fund's most recent Annual Reports.

SECURITY ABBREVIATION:

REIT--Real Estate Investment Trust

FUTURES CONTRACTS:

NUMBER OF       FACE                        EXPIRATION  NOTIONAL   NOTIONAL   UNREALIZED
CONTRACTS       VALUE UNDERLYING SECURITIES    DATE       COST      VALUE    APPRECIATION
---------       ----- --------------------- ---------- ---------- ---------- ------------
LONG POSITION
-------------
      26        2,600 Russell 2000 Index    June-2007  $2,069,918 $2,100,800   $30,882
      24        2,400 S&P Midcap 400 Index  June-2007   2,028,774  2,053,920    25,146
                                                                               -------
                                                                               $56,028
                                                                               =======

AFFILIATED ISSUERS:

                                    NUMBER OF  SHARES PURCHASED   SHARES SOLD    NUMBER OF   INCOME EARNED
                                   SHARES HELD FOR THE QUARTER  FOR THE QUARTER SHARES HELD FOR THE QUARTER REALIZED GAIN
SECURITY DESCRIPTION               AT 12/31/06  ENDED 03/31/07  ENDED 03/31/07  AT 03/31/07 ENDED 03/31/07  ON SHARES SOLD
--------------------               ----------- ---------------- --------------- ----------- --------------- --------------
Reinsurance Group of America, Inc.    1,792           0               200          1,592         $161           $5,310

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Large Company Stock Fund / March 31, 2007 (Unaudited)


SHARES                                                                 VALUE
------                                                              -----------
COMMON STOCKS - 97.3%
ADVERTISING - 0.3%
   10,100    Interpublic Group of Cos., Inc. *                      $   124,331
   16,975    Omnicom Group                                            1,737,901
   16,000    R.H. Donnelley Corp.                                     1,134,240
                                                                    -----------
                                                                      2,996,472
                                                                    -----------
AEROSPACE & DEFENSE - 2.2%
  107,800    Boeing Co.                                               9,584,498
   37,290    General Dynamics Corp.                                   2,848,956
    3,100    Goodrich Corp.                                             159,588
    2,900    L-3 Communications Holdings, Inc.                          253,663
    8,842    Lockheed Martin Corp.                                      857,851
    8,456    Northrop Grumman Corp.                                     627,604
   38,800    Raytheon Co.                                             2,035,448
    4,000    Rockwell Collins, Inc.                                     267,720
   43,500    United Technologies Corp.                                2,827,500
                                                                    -----------
                                                                     19,462,828
                                                                    -----------
AIRLINES - 0.0%
   19,550    Southwest Airlines Co.                                     287,385
                                                                    -----------
APPAREL & TEXTILES - 0.9%
    3,200    Cintas Corp.                                               115,520
  129,200    Coach, Inc. *                                            6,466,460
    2,700    Jones Apparel Group, Inc.                                   82,971
    2,500    Liz Claiborne, Inc.                                        107,125
    4,700    Nike, Inc. Class B                                         499,422
    1,500    Polo Ralph Lauren Corp.                                    132,225
    2,300    VF Corp.                                                   190,026
                                                                    -----------
                                                                      7,593,749
                                                                    -----------
AUTOMOTIVE - 0.6%
  212,453    Ford Motor Co.                                           1,676,254
   14,074    General Motors Corp.                                       431,228
    4,400    Goodyear Tire & Rubber Co. *                               137,236
    4,800    Johnson Controls, Inc.                                     454,176
    6,000    Paccar, Inc.                                               440,400
   48,100    TRW Automotive Holdings Corp. *                          1,674,842
                                                                    -----------
                                                                      4,814,136
                                                                    -----------
BANKING - 4.8%
  375,779    Bank of America Corp.                                   19,172,244
   52,500    Bank of Montreal                                         3,180,450
   19,000    Bank of New York Co., Inc.                                 770,450
   13,115    BB&T Corp.                                                 537,977
   32,500    Comerica, Inc.                                           1,921,400
    4,500    Commerce Bancorp, Inc.                                     150,210
    3,300    Compass Bancshares, Inc.                                   227,040
   13,791    Fifth Third Bancorp                                        533,574
    3,300    First Horizon National Corp.                               137,049
    5,860    Huntington Bancshares, Inc.                                128,041
   10,000    Keycorp                                                    374,700
    1,900    M&T Bank Corp.                                             220,077
    6,300    Marshall & Ilsley Corp.                                    291,753
   14,660    National City Corp.                                        546,085
   18,269    Regions Financial Corp.                                    646,174
    8,700    SunTrust Banks, Inc.                                       722,448
    8,200    Synovus Financial Corp.                                    265,188
  113,945    US Bancorp                                               3,984,657
   80,140    Wachovia Corp.                                           4,411,707
   11,700    Webster Financial Corp.                                    561,717
   83,006    Wells Fargo & Co.                                        2,857,897
    2,500    Zions Bancorp                                              211,300
                                                                    -----------
                                                                     41,852,138
                                                                    -----------
BIOTECHNOLOGY - 2.7%
  113,557    Amgen, Inc. *                                            6,345,565
    8,458    Biogen Idec, Inc. *                                        375,366
  108,300    Celgene Corp. *                                          5,681,418
   88,900    Genentech, Inc. *                                        7,300,468
    6,300    Genzyme Corp. *                                            378,126
    5,900    Medimmune, Inc. *                                          214,701
    1,300    Millipore Corp. *                                           94,211
  104,900    Vertex Pharmaceuticals, Inc. *                           2,941,396
                                                                    -----------
                                                                     23,331,251
                                                                    -----------
BUILDING & CONSTRUCTION - 0.2%
    4,500    American Standard Cos., Inc.                               238,590
    3,100    Centex Corp.                                               129,518
    6,700    D.R. Horton, Inc.                                          147,400
    2,200    Fluor Corp.                                                197,384
    2,000    KB Home                                                     85,340
    3,300    Lennar Corp.                                               139,293
   10,000    Masco Corp.                                                274,000
    5,000    Pulte Homes, Inc.                                          132,300
    2,400    Vulcan Materials Co.                                       279,552
                                                                    -----------
                                                                      1,623,377
                                                                    -----------
BUSINESS SERVICES & SUPPLIES - 0.3%
   22,100    Pitney Bowes, Inc.                                       1,003,119
   83,700    Xerox Corp. *                                            1,413,693
                                                                    -----------
                                                                      2,416,812
                                                                    -----------
CHEMICALS - 1.5%
   39,500    Agrium, Inc.                                             1,514,035
   23,300    Air Products & Chemicals, Inc.                           1,723,268
    1,300    Ashland, Inc.                                               85,280
   65,849    Dow Chemical Co.                                         3,019,835
    1,900    Eastman Chemical Co.                                       120,327
    4,500    Ecolab, Inc.                                               193,500
   68,800    EI Du Pont de Nemours & Co.                              3,400,784
    3,000    Hercules, Inc. *                                            58,620
   11,700    International Flavors & Fragrances, Inc.                   552,474
    8,700    Potash Corp. of Saskatchewan, Inc.                       1,391,391
    4,200    PPG Industries, Inc.                                       295,302
    7,900    Praxair, Inc.                                              497,384
    3,600    Rohm & Haas Co.                                            186,192
    2,600    Sherwin-Williams Co.                                       171,704

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Large Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
    3,200    Sigma-Aldrich Corp.                                    $   132,864
                                                                    -----------
                                                                     13,342,960
                                                                    -----------
COMMERCIAL SERVICES - 0.9%
   25,400    Accenture Ltd.                                             978,916
    3,400    Apollo Group, Inc. *                                       149,260
    3,400    Convergys Corp. *                                           86,394
    3,300    Equifax, Inc.                                              120,285
    4,000    Fidelity National Information Services, Inc.               181,840
    8,000    H&R Block, Inc.                                            168,320
   59,306    McKesson Corp.                                           3,471,773
    5,900    Moody's Corp.                                              366,154
    8,400    Paychex, Inc.                                              318,108
    5,200    R.R. Donnelley & Sons Co.                                  190,268
    4,100    Robert Half International, Inc.                            151,741
    2,400    Waters Corp. *                                             139,200
   68,378    Western Union Co.                                        1,500,897
                                                                    -----------
                                                                      7,823,156
                                                                    -----------
COMPUTERS & INFORMATION - 4.0%
    2,300    Affiliated Computer Services, Inc. *                       135,424
  105,700    Apple Computer, Inc. *                                   9,820,587
   80,800    BISYS Group, Inc. *                                        925,968
    3,400    Cognizant Technology Solutions Corp. *                     300,118
    4,100    Computer Sciences Corp. *                                  213,733
   56,187    Dell, Inc. *                                             1,304,100
   12,800    Electronic Data Systems Corp.                              354,304
  162,448    EMC Corp. *                                              2,249,905
  181,845    Hewlett-Packard Co.                                      7,299,258
   37,173    International Business Machines Corp.                    3,503,927
    2,500    Lexmark International, Inc. *                              146,150
    4,400    NCR Corp. *                                                210,188
    9,300    Network Appliance, Inc. *                                  339,636
  164,400    SanDisk Corp. *                                          7,200,720
   85,900    Sun Microsystems, Inc. *                                   516,259
    9,418    Unisys Corp. *                                              79,394
                                                                    -----------
                                                                     34,599,671
                                                                    -----------
CONTAINERS & PACKAGING - 0.2%
    2,600    Ball Corp.                                                 119,210
    2,800    Bemis Co.                                                   93,492
   63,400    Owens-Illinois, Inc. *                                   1,633,818
    3,400    Pactiv Corp. *                                             114,716
    4,200    Sealed Air Corp.                                           132,720
                                                                    -----------
                                                                      2,093,956
                                                                    -----------
COSMETICS & PERSONAL CARE - 2.6%
   10,800    Avon Products, Inc.                                        402,408
   56,400    Colgate-Palmolive Co.                                    3,766,956
    3,100    Estee Lauder Cos., Inc. Class A                            151,435
   55,400    Kimberly-Clark Corp.                                     3,794,346
  230,440    Procter & Gamble Co.                                    14,554,590
                                                                    -----------
                                                                     22,669,735
                                                                    -----------
DISTRIBUTION & WHOLESALE - 0.0%
    4,200    Genuine Parts Co.                                          205,800
    1,900    WW Grainger, Inc.                                          146,756
                                                                    -----------
                                                                        352,556
                                                                    -----------
DIVERSIFIED FINANCIAL SERVICES - 10.8%
  145,500    American Express Co.                                     8,206,200
    6,080    Ameriprise Financial, Inc.                                 347,411
    2,900    Bear Stearns Cos., Inc.                                    436,015
  147,092    Capital One Financial Corp.                             11,099,562
   25,500    Charles Schwab Corp.                                       466,395
      855    Chicago Mercantile Exchange Holdings, Inc.                 455,253
    4,900    CIT Group, Inc.                                            259,308
  382,417    Citigroup, Inc.                                         19,633,289
   65,096    Countrywide Financial Corp.                              2,189,829
   96,700    E*Trade Financial Corp. *                                2,051,974
   23,824    Fannie Mae                                               1,300,314
    2,200    Federated Investors, Inc. Class B                           80,784
    4,200    Franklin Resources, Inc.                                   507,486
   55,352    Freddie Mac                                              3,292,891
   50,773    Goldman Sachs Group, Inc.                               10,491,225
    4,800    Janus Capital Group, Inc.                                  100,368
   85,820    JPMorgan Chase & Co.                                     4,151,972
    3,300    Legg Mason, Inc.                                           310,893
   13,000    Lehman Brothers Holdings, Inc.                             910,910
   10,400    Mellon Financial Corp.                                     448,656
  109,090    Merrill Lynch & Co., Inc.                                8,909,380
   58,631    Morgan Stanley                                           4,617,778
    4,700    Northern Trust Corp.                                       282,658
   75,100    PNC Financial Services Group, Inc.                       5,404,947
   10,300    SLM Corp.                                                  421,270
   45,400    State Street Corp.                                       2,939,650
    6,600    T Rowe Price Group, Inc.                                   311,454
   76,835    UBS AG                                                   4,566,304
                                                                    -----------
                                                                     94,194,176
                                                                    -----------
ELECTRICAL EQUIPMENT - 0.1%
   19,724    Emerson Electric Co.                                       849,907
    3,700    Molex, Inc.                                                104,340
                                                                    -----------
                                                                        954,247
                                                                    -----------
ELECTRONICS - 0.2%
    9,870    Agilent Technologies, Inc. *                               332,520
    4,300    Applera Corp. - Applied Biosystems Group                   127,151
    1,700    Harman International Industries, Inc.                      163,336
    4,300    Jabil Circuit, Inc.                                         92,063
    2,900    Parker Hannifin Corp.                                      250,299
    3,000    PerkinElmer, Inc.                                           72,660
   13,900    Sanmina-SCI Corp. *                                         50,318
   21,900    Solectron Corp. *                                           68,985
    1,900    Tektronix, Inc.                                             53,504

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Large Company Stock Fund / March 31, 2007 (Unaudited) (continued)


 10,400      Thermo Electron Corp. *                                $   486,200
                                                                    -----------
                                                                      1,697,036
                                                                    -----------
ENTERTAINMENT & LEISURE - 0.2%
  2,400      Brunswick Corp.                                             76,440
 11,200      Carnival Corp.                                             524,832
  6,400      Harley-Davidson, Inc.                                      376,000
  3,600      Hasbro, Inc.                                               103,032
  8,368      International Game Technology                              337,900
  9,100      Mattel, Inc.                                               250,887
  3,200      Sabre Holdings Corp.                                       104,800
                                                                    -----------
                                                                      1,773,891
                                                                    -----------
ENVIRONMENTAL SERVICES - 0.1%
  6,412      Allied Waste Industries, Inc. *                             80,727
 12,998      Waste Management, Inc.                                     447,261
                                                                    -----------
                                                                        527,988
                                                                    -----------
FOOD, BEVERAGE & TOBACCO - 4.1%
105,491      Altria Group, Inc.                                       9,263,165
 18,752      Anheuser-Busch Cos., Inc.                                  946,226
 16,045      Archer-Daniels-Midland Co.                                 588,852
  2,100      Brown-Forman Corp. Class B                                 137,676
  5,200      Campbell Soup Co.                                          202,540
 50,317      Coca-Cola Co.                                            2,415,216
  6,500      Coca-Cola Enterprises, Inc.                                131,625
 12,690      ConAgra Foods, Inc.                                        316,108
  4,900      Constelllation Brands, Inc. *                              103,782
  3,300      Dean Foods Co. *                                           154,242
  8,271      General Mills, Inc.                                        481,538
  4,500      Hershey Foods Corp.                                        245,970
  7,900      HJ Heinz Co.                                               372,248
  6,373      Kellogg Co.                                                327,763
  4,700      Kraft Foods, Inc.                                          149,023
 17,985      Kroger Co.                                                 508,076
  3,300      McCormick & Co., Inc.                                      127,116
  1,000      Molson Coors Brewing Co. Class B                            94,620
 13,222      Monsanto Co.                                               726,681
  3,100      Pepsi Bottling Group, Inc.                                  98,859
145,799      PepsiCo, Inc.                                            9,266,985
 64,700      Reynolds American, Inc.                                  4,037,927
 11,000      Safeway, Inc.                                              403,040
 19,070      Sara Lee Corp.                                             322,664
  4,847      Supervalu, Inc.                                            189,372
 98,800      Sysco Corp.                                              3,342,404
  6,200      Tyson Foods, Inc.                                          120,342
  4,000      UST, Inc.                                                  231,920
  3,400      Whole Foods Market, Inc.                                   152,490
  5,512      WM Wrigley Jr. Co.                                         280,726
                                                                    -----------
                                                                     35,739,196
                                                                    -----------
FOREST PRODUCTS & PAPER - 0.1%
      1      Domtar Corp. *                                                   9
 11,494      International Paper Co.                                    418,381
  4,652      MeadWestvaco Corp.                                         143,468
  4,500      Plum Creek Timber Co., Inc.                                177,390
  2,600      Temple-Inland, Inc.                                        155,324
  5,169      Weyerhaeuser Co.                                           386,331
                                                                    -----------
                                                                      1,280,903
                                                                    -----------
HEALTH CARE - 4.7%
 12,800      Aetna, Inc.                                                560,512
  1,400      Bausch & Lomb, Inc.                                         71,624
 16,097      Baxter International, Inc.                                 847,829
  6,127      Becton Dickinson & Co.                                     471,105
  6,300      Biomet, Inc.                                               267,687
 28,740      Boston Scientific Corp. *                                  417,880
  3,900      Coventry Health Care, Inc. *                               218,595
  2,600      CR Bard, Inc.                                              206,726
  4,100      Humana, Inc. *                                             237,882
 71,252      Johnson & Johnson                                        4,293,645
  3,200      Laboratory Corp. of America Holdings *                     232,416
  2,000      Manor Care, Inc.                                           108,720
110,590      Medtronic, Inc.                                          5,425,545
  3,200      Patterson Cos., Inc. *                                     113,568
  4,096      Quest Diagnostics                                          204,268
 89,600      St. Jude Medical, Inc. *                                 3,369,856
 72,393      Stryker Corp.                                            4,801,104
 11,000      Tenet Healthcare Corp. *                                    70,730
199,816      UnitedHealth Group, Inc.                                10,584,253
  3,100      Varian Medical Systems, Inc. *                             147,839
100,400      WellPoint, Inc. *                                        8,142,440
  5,851      Zimmer Holdings, Inc. *                                    499,734
                                                                    -----------
                                                                     41,293,958
                                                                    -----------
HOTELS & RESTAURANTS - 1.5%
  3,650      Darden Restaurants, Inc.                                   150,343
  4,600      Harrah's Entertainment, Inc.                               388,470
219,500      Hilton Hotels Corp.                                      7,893,220
  8,300      Marriott International, Inc.                               406,368
 29,758      McDonald's Corp.                                         1,340,598
 18,400      Starbucks Corp. *                                          577,024
 26,100      Starwood Hotels & Resorts Worldwide, Inc.                1,692,585
  2,800      Wendy's International, Inc.                                 87,640
  4,860      Wyndham Worldwide Corp. *                                  165,969
  6,547      Yum! Brands, Inc.                                          378,155
                                                                    -----------
                                                                     13,080,372
                                                                    -----------
HOUSEHOLD PRODUCTS - 0.4%
  2,200      Avery Dennison Corp. *                                     141,372
 33,800      Clorox Co.                                               2,152,722
  3,600      Fortune Brands, Inc.                                       283,752
  4,200      Leggett & Platt, Inc.                                       95,214
  6,700      Newell Rubbermaid, Inc. *                                  208,303
  1,951      Whirlpool Corp.                                            165,659
                                                                    -----------
                                                                      3,047,022
                                                                    -----------
INDUSTRIAL MACHINERY - 0.5%
  1,700      Black & Decker Corp.                                       138,754
 16,146      Caterpillar, Inc.                                        1,082,266
  1,200      Cummins, Inc.                                              173,664
 19,800      Deere & Co.                                              2,151,072
  4,100      Rockwell Automation, Inc. *                                245,467

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Large Company Stock Fund / March 31, 2007 (Unaudited) (continued)


    1,400    Snap-On, Inc.                                          $    67,340
    2,000    Stanley Works                                              110,720
    2,500    Terex Corp. *                                              179,400
                                                                    -----------
                                                                      4,148,683
                                                                    -----------
INSURANCE - 4.5%
    7,973    ACE Ltd.                                                   454,939
   12,165    Aflac, Inc.                                                572,485
    6,018    Alleghany Corp. *                                        2,248,325
   15,300    Allstate Corp.                                             918,918
    2,700    AMBAC Financial Group, Inc.                                233,253
  274,490    American International Group, Inc.                      18,451,218
    7,800    AON Corp.                                                  296,088
   10,338    Chubb Corp.                                                534,165
    2,600    Cigna Corp.                                                370,916
    4,463    Cincinnati Financial Corp.                                 189,231
   10,700    Genworth Financial, Inc.                                   373,858
    7,861    Hartford Financial Services Group, Inc.                    751,354
    7,085    Lincoln National Corp.                                     480,292
   11,400    Loews Corp.                                                517,902
   13,600    Marsh & McLennan Cos., Inc.                                398,344
   85,868    MBIA, Inc.                                               5,623,495
   18,600    MetLife, Inc. (a)                                        1,174,590
    2,000    MGIC Investment Corp.                                      117,840
    6,577    Principal Financial Group                                  393,765
   18,600    Progressive Corp.                                          405,852
   11,872    Prudential Financial, Inc.                               1,071,567
    2,500    Safeco Corp.                                               166,075
    2,500    Torchmark Corp.                                            163,975
   16,877    Travelers Cos., Inc.                                       873,722
   95,155    UnumProvident Corp.                                      2,191,420
    4,600    XL Capital Ltd.                                            321,816
                                                                    -----------
                                                                     39,295,405
                                                                    -----------
INTERNET SERVICES & APPLICATIONS - 3.1%
   67,500    Amazon.Com, Inc. *                                       2,685,825
  117,112    eBay, Inc. *                                             3,882,263
   22,130    Google, Inc. *                                          10,139,081
    5,500    IAC/InterActiveCorp *                                      207,405
    3,400    Monster Worldwide, Inc. *                                  161,058
   22,868    Symantec Corp. *                                           395,616
    6,100    VeriSign, Inc. *                                           153,232
  307,251    Yahoo!, Inc. *                                           9,613,884
                                                                    -----------
                                                                     27,238,364
                                                                    -----------
MANUFACTURING - 3.5%
   18,284    3M Co.                                                   1,397,446
    4,400    Cooper Industries Ltd.                                     197,956
    5,800    Danaher Corp.                                              414,410
    5,000    Dover Corp.                                                244,050
    7,100    Eastman Kodak Co.                                          160,176
    3,600    Eaton Corp.                                                300,816
  568,700    General Electric Co.                                    20,109,232
   97,500    Honeywell International, Inc.                            4,490,850
   10,200    Illinois Tool Works, Inc.                                  526,320
    7,600    Ingersoll-Rand Co.                                         329,612
    4,600    ITT Industries, Inc.                                       277,472
    3,000    Pall Corp.                                                 114,000
    3,000    Textron, Inc.                                              269,400
   48,767    Tyco International Ltd.                                  1,538,599
                                                                    -----------
                                                                     30,370,339
                                                                    -----------
METALS & MINING - 1.0%
   61,207    Alcoa, Inc.                                              2,074,917
    2,500    Allegheny Technologies, Inc.                               266,725
    4,500    Consol Energy, Inc.                                        176,085
   35,750    Freeport-McMoRan Copper & Gold, Inc. Class B             2,366,293
   11,300    Newmont Mining Corp.                                       474,487
    7,400    Nucor Corp.                                                481,962
   57,300    Peabody Energy Corp.                                     2,305,752
    2,800    United States Steel Corp.                                  277,676
                                                                    -----------
                                                                      8,423,897
                                                                    -----------
MULTIMEDIA - 2.6%
   19,103    CBS Corp. Class B                                          584,361
   12,300    Clear Channel Communications, Inc.                         430,992
   76,685    Comcast Corp. *                                          1,989,963
   74,550    Comcast Corp. Special Class A *                          1,898,789
   19,000    DIRECTV Group, Inc. *                                      438,330
    1,700    Dow Jones & Co., Inc.                                       58,599
    2,100    EW Scripps Co.                                              93,828
    5,600    Gannett Co., Inc.                                          315,224
    8,900    McGraw-Hill Cos., Inc.                                     559,632
    1,000    Meredith Corp.                                              57,390
    3,400    New York Times Co. Class A                                  79,934
   57,600    News Corp.                                               1,331,712
  183,282    Time Warner, Inc.                                        3,614,321
    4,720    Tribune Co.                                                151,559
   71,503    Viacom, Inc. Class A *                                   2,939,488
  230,400    Walt Disney Co.                                          7,932,672
                                                                    -----------
                                                                     22,476,794
                                                                    -----------
OIL & GAS - 9.5%
   11,474    Anadarko Petroleum Corp.                                   493,152
    8,180    Apache Corp.                                               578,326
    8,064    Baker Hughes, Inc.                                         533,272
    7,200    BJ Services Co.                                            200,880
   10,100    Chesapeake Energy Corp.                                    311,888
   53,259    ChevronTexaco Corp.                                      3,939,036
  155,700    ConocoPhillips                                          10,642,095
   11,000    Devon Energy Corp.                                         761,420
    7,900    Dynegy, Inc. *                                              73,154
   17,521    El Paso Corp.                                              253,529
    3,700    ENSCO International, Inc.                                  201,280
    6,000    EOG Resources, Inc.                                        428,040
  270,170    Exxon Mobil Corp.                                       20,384,326
   82,000    Halliburton Co.                                          2,602,680
    6,700    Hess Corp. *                                               371,649
    2,627    Kinder Morgan, Inc.                                        279,644
    8,554    Marathon Oil Corp.                                         845,392
  119,600    Murphy Oil Corp.                                         6,386,640
    7,100    Nabors Industries Ltd. *                                   210,657
    4,400    National-Oilwell Varco, Inc. *                             342,276

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Large Company Stock Fund / March 31, 2007 (Unaudited) (continued)

    3,400    Noble Corp.                                            $   267,512
   12,100    Noble Energy, Inc.                                         721,765
  140,112    Occidental Petroleum Corp.                               6,908,923
   51,900    Pride International, Inc. *                              1,562,190
   12,600    Questar Corp.                                            1,124,046
    2,600    Rowan Cos., Inc.                                            84,422
  119,300    Schlumberger Ltd.                                        8,243,630
    4,900    Smith International, Inc.                                  235,445
   15,577    Spectra Energy Corp.                                       409,208
   42,300    Sunoco, Inc.                                             2,979,612
    7,300    Transocean, Inc. *                                         596,410
   14,700    Valero Energy Corp.                                        948,003
  116,500    Weatherford International Ltd. *                         5,254,150
  119,600    Williams Cos., Inc.                                      3,403,816
    9,033    XTO Energy, Inc.                                           495,099
                                                                    -----------
                                                                     83,073,567
                                                                    -----------
PHARMACEUTICALS - 5.2%
  148,465    Abbott Laboratories                                      8,284,347
    3,848    Allergan, Inc.                                             426,435
    4,832    AmerisourceBergen Corp.                                    254,888
    2,700    Barr Pharmaceuticals, Inc. *                               125,145
  123,558    Bristol-Myers Squibb Co.                                 3,429,970
    9,972    Cardinal Health, Inc.                                      727,458
   67,246    Eli Lilly & Co.                                          3,611,783
    3,300    Express Scripts, Inc. *                                    266,376
    7,700    Forest Laboratories, Inc. *                                396,088
  103,700    Gilead Sciences, Inc. *                                  7,933,050
    3,935    Hospira, Inc. *                                            160,942
    6,366    King Pharmaceuticals, Inc. *                               125,219
    7,198    Medco Health Solutions, Inc. *                             522,071
  122,594    Merck & Co., Inc.                                        5,414,977
    6,000    Mylan Laboratories, Inc.                                   126,840
  175,074    Pfizer, Inc.                                             4,422,369
  213,324    Schering-Plough Corp.                                    5,441,895
    2,800    Watson Pharmaceuticals, Inc. *                              74,004
   72,264    Wyeth                                                    3,615,368
                                                                    -----------
                                                                     45,359,225
                                                                    -----------
REAL ESTATE - 1.5%
    2,500    Apartment Investment & Management Co. REIT                 144,225
    5,200    Archstone-Smith Trust REIT                                 282,256
    2,000    AvalonBay Communities, Inc. REIT                           260,000
    2,800    Boston Properties, Inc. REIT                               328,720
    4,500    CB Richard Ellis Group, Inc. REIT *                        153,810
    3,100    Developers Diversified Realty Corp. REIT                   194,990
    6,998    Equity Residential REIT                                    337,513
   72,830    General Growth Properties, Inc. REIT                     4,702,633
   12,800    Host Marriott Corp. REIT                                   336,768
   84,600    Kimco Realty Corp. REIT                                  4,123,404
    6,100    ProLogis REIT                                              396,073
    3,000    Public Storage, Inc. REIT                                  284,010
    5,587    Realogy Corp. *                                            165,431
    5,471    Simon Property Group, Inc. REIT                            608,649
    3,200    Vornado Realty Trust REIT                                  381,888
                                                                    -----------
                                                                     12,700,370
                                                                    -----------
RETAIL - 4.9%
    2,100    Abercrombie & Fitch Co. Class A                            158,928
    4,057    AutoNation, Inc. *                                          86,171
    1,300    Autozone, Inc. *                                           166,582
    7,200    Bed Bath & Beyond, Inc. *                                  289,224
   10,050    Best Buy Co., Inc.                                         489,636
    2,700    Big Lots, Inc. *                                            84,456
    3,500    Circuit City Stores, Inc.                                   64,855
   11,221    Costco Wholesale Corp.                                     604,139
  314,558    CVS Corp.                                               10,739,016
    1,200    Dillard's, Inc.                                             39,276
    7,650    Dollar General Corp.                                       161,798
    3,500    Family Dollar Stores, Inc.                                 103,670
   12,846    Federated Department Stores, Inc.                          578,712
  172,568    Gap, Inc.                                                2,969,895
   92,712    Home Depot, Inc.                                         3,406,239
    5,500    JC Penney Co., Inc.                                        451,880
    8,000    Kohl's Corp. *                                             612,880
    8,772    Limited Brands, Inc.                                       228,598
  190,100    Lowe's Cos., Inc.                                        5,986,249
    5,700    Nordstrom, Inc.                                            301,758
    7,000    Office Depot, Inc. *                                       245,980
    2,000    OfficeMax, Inc.                                            105,480
    3,600    RadioShack Corp.                                            97,308
    2,028    Sears Holdings Corp. *                                     365,364
  138,150    Staples, Inc.                                            3,569,796
   94,325    Target Corp.                                             5,589,700
    3,382    Tiffany & Co.                                              153,813
   45,200    TJX Cos., Inc.                                           1,218,592
   60,365    Wal-Mart Stores, Inc.                                    2,834,137
   24,600    Walgreen Co.                                             1,128,894
                                                                    -----------
                                                                     42,833,026
                                                                    -----------
SAVINGS & LOAN - 0.1%
   12,200    Hudson City Bancorp, Inc.                                  166,896
    9,135    Sovereign Bancorp, Inc.                                    232,394
   21,959    Washington Mutual, Inc.                                    886,705
                                                                    -----------
                                                                      1,285,995
                                                                    -----------
SEMICONDUCTORS - 2.5%
   13,883    Advanced Micro Devices, Inc. *                             181,312
    9,100    Altera Corp. *                                             181,909
    8,300    Analog Devices, Inc.                                       286,267
   34,061    Applied Materials, Inc.                                    623,997
   11,450    Broadcom Corp. *                                           367,201
  393,235    Intel Corp.                                              7,522,586
    4,725    JDS Uniphase Corp. *                                        71,962
   33,300    Kla-Tencor Corp.                                         1,775,556
    7,700    Linear Technology Corp.                                    243,243
   19,000    LSI Logic Corp. *                                          198,360
    8,000    Maxim Integrated Products, Inc.                            235,200
   18,200    Micron Technology, Inc. *                                  219,856
    7,100    National Semiconductor Corp.                               171,394
    2,800    Novellus Systems, Inc. *                                    89,656
    8,900    Nvidia Corp. *                                             256,142
    5,700    PMC - Sierra, Inc. *                                        39,957

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Large Company Stock Fund / March 31, 2007 (Unaudited) (continued)


SHARES                                                                 VALUE
------                                                              -----------
    4,000    QLogic Corp. *                                         $    68,000
    4,718    Teradyne, Inc. *                                            78,036
  302,908    Texas Instruments, Inc.                                  9,117,531
    8,400    Xilinx, Inc.                                               216,132
                                                                    -----------
                                                                     21,944,297
                                                                    -----------
SOFTWARE - 2.6%
   14,100    Adobe Systems, Inc. *                                      587,970
    5,600    Autodesk, Inc. *                                           210,560
   13,600    Automatic Data Processing, Inc.                            658,240
    5,300    BMC Software, Inc. *                                       163,187
    9,693    CA, Inc.                                                   251,146
    4,600    Citrix Systems, Inc. *                                     147,338
    7,100    Compuware Corp. *                                           67,379
  131,900    Electronic Arts, Inc. *                                  6,642,484
   52,278    First Data Corp.                                         1,406,278
    4,200    Fiserv, Inc. *                                             222,852
    5,223    IMS Health, Inc.                                           154,914
    8,200    Intuit, Inc. *                                             224,352
  355,720    Microsoft Corp.                                          9,913,917
    7,300    Novell, Inc. *                                              52,706
   98,455    Oracle Corp. *                                           1,784,989
                                                                    -----------
                                                                     22,488,312
                                                                    -----------
TELECOMMUNICATIONS - 7.4%
    3,085    ADC Telecommunications, Inc. *                              51,643
    9,100    Alltel Corp.                                               564,200
  533,988    AT&T, Inc.                                              21,055,147
   11,341    Avaya, Inc. *                                              133,937
    3,000    CenturyTel, Inc.                                           135,570
    1,957    Ciena Corp. *                                               54,698
  399,519    Cisco Systems, Inc. *                                   10,199,720
    7,400    Citizens Communications Co.                                110,630
  271,900    Corning, Inc. *                                          6,183,006
    3,630    Embarq Corp.                                               204,551
   13,700    Juniper Networks, Inc. *                                   269,616
   64,200    Leap Wireless International, Inc. *                      4,235,916
  420,600    Motorola, Inc.                                           7,432,002
  206,053    Qualcomm, Inc.                                           8,790,221
   38,958    Qwest Communications International *                       350,233
   70,815    Sprint Nextel Corp.                                      1,342,652
   11,100    Tellabs, Inc. *                                            109,890
   71,670    Verizon Communications, Inc.                             2,717,726
   12,325    Windstream Corp. *                                         181,054
                                                                    -----------
                                                                     64,122,412
                                                                    -----------
TRANSPORTATION - 1.9%
    8,712    Burlington Northern Santa Fe Corp.                         700,706
   45,200    CH Robinson Worldwide, Inc.                              2,158,300
   10,500    CSX Corp.                                                  420,525
   55,400    Expeditors International of Washington, Inc.             2,289,128
   48,200    FedEx Corp.                                              5,178,126
   52,600    Landstar System, Inc.                                    2,411,184
    9,900    Norfolk Southern Corp.                                     500,940
    1,600    Ryder System, Inc.                                          78,944
    6,700    Union Pacific Corp.                                        680,385
   26,387    United Parcel Service, Inc. Class B                      1,849,729
                                                                    -----------
                                                                     16,267,967
                                                                    -----------
UTILITIES- ELECTRIC - 2.9%
   16,400    AES Corp. *                                                352,928
    4,000    Allegheny Energy, Inc. *                                   196,560
    5,000    Ameren Corp.                                               251,500
    9,800    American Electric Power Co., Inc.                          477,750
    7,200    Centerpoint Energy, Inc.                                   129,168
    5,800    CMS Energy Corp.                                           103,240
    6,000    Consolidated Edison, Inc.                                  306,360
    4,300    Constellation Energy Group, Inc.                           373,885
    8,600    Dominion Resources, Inc.                                   763,422
    4,363    DTE Energy Co.                                             208,988
   31,154    Duke Energy Corp.                                          632,115
    8,000    Edison International                                       393,040
    5,100    Entergy Corp.                                              535,092
  118,374    Exelon Corp.                                             8,133,478
    7,793    FirstEnergy Corp.                                          516,208
   56,500    FPL Group, Inc.                                          3,456,105
    1,736    Integrys Energy Group, Inc.                                 96,365
    6,884    NiSource, Inc.                                             168,245
   35,200    Northeast Utilities                                      1,153,504
   38,700    PG&E Corp.                                               1,868,049
    2,400    Pinnacle West Capital Corp.                                115,800
    9,310    PPL Corp.                                                  380,779
    6,119    Progress Energy, Inc.                                      308,642
    6,100    Public Service Enterprise Group, Inc.                      506,544
   18,400    Southern Co.                                               674,360
    4,800    TECO Energy, Inc.                                           82,608
   38,132    TXU Corp.                                                2,444,261
   10,260    Xcel Energy, Inc.                                          253,320
                                                                    -----------
                                                                     24,882,316
                                                                    -----------
UTILITIES- GAS - 0.2%
    4,200    KeySpan Corp.                                              172,830
    1,000    Nicor, Inc.                                                 48,420
    6,300    Sempra Energy                                              384,363

 SHARES /
PRINCIPAL
 AMOUNT                                                               VALUE
---------                                                          ------------
    52,100 UGI Corp.                                               $  1,391,591
                                                                   ------------
                                                                      1,997,204
                                                                   ------------
TOTAL COMMON STOCKS
  (Cost $699,581,832 )                                              847,757,144
                                                                   ------------
DEPOSITARY RECEIPTS - 1.5%
AEROSPACE & DEFENSE - 0.2%
    30,300 Rolls-Royce Group PLC ADR                                  1,486,215
                                                                   ------------
ELECTRONICS - 0.2%
    40,400 Koninklijke Philips Electronics N.V.                       1,539,240
                                                                   ------------
FOOD, BEVERAGE & TOBACCO - 0.3%
    97,100 Unilever N.V.                                              2,837,262
                                                                   ------------
INSURANCE - 0.5%
    94,700 ING Groep N.V. ADR                                         4,008,651
                                                                   ------------
MANUFACTURING - 0.2%
    14,200 Siemens AG ADR                                             1,522,240
                                                                   ------------
PHARMACEUTICALS - 0.1%
    28,500 Sanofi-Aventis ADR                                         1,240,035
                                                                   ------------
TOTAL DEPOSITARY RECEIPTS
  (Cost $12,152,221 )                                                12,633,643
                                                                   ------------
SHORT-TERM INVESTMENTS - 1.0%
GOVERNMENT & AGENCY SECURITIES - 0.0%
$  323,000 United States Treasury Bill 4.867% , 06/07/07 (c)(d)         320,094
                                                                   ------------
MUTUAL FUND - 1.0%
 8,411,800 Goldman Sachs Prime Obligations Fund 5.214% (b)            8,411,800
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost $8,731,830 )                                                  8,731,894
                                                                   ------------
TOTAL INVESTMENTS - 99.8%
  (Cost $720,465,883# )                                             869,122,681
                                                                   ------------
Assets in excess of other liabilities - 0.2%                          1,918,590
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $871,041,271
                                                                   ============
--------
NOTES TO THE PORTFOLIO OF INVESTMENTS:

*   -   Non-income producing security
#   -   Aggregate unrealized appreciation and depreciation based on cost for federal income tax purpose, are $177,534,894 and $28,878,096 respectively, resulting in a net unrealized appreciation of $148,656,798.
(a) -   Affiliated issuer. See table below for more information.
(b) -   Rate quoted represents the seven day yield of the Fund.
(c) -   Zero coupon bond--Interest rate represents current yield to maturity.
(d) - All or a portion of these securities have been pledged to cover collateral requirements for open futures contracts.

For Information regarding the Fund's policy regarding Valuation of Investments and other significant accounting policies, please refer to the Fund's most recent Annual Reports.

SECURITY ABBREVIATIONS:

ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

FUTURES CONTRACTS:

                                                                                        UNREALIZED
                                                     EXPIRATION  NOTIONAL   NOTIONAL   APPRECIATION
NUMBER OF CONTRACTS FACE VALUE UNDERLYING SECURITIES    DATE       COST      VALUE    (DEPRECIATION)
------------------- ---------- --------------------- ---------- ---------- ---------- --------------
LONG POSITION
        20.........   5,000          S&P 500 Index    Jun-2007  $7,097,072 $7.156,000    $58,928
        54.........   2,700     S&P MINI 500 Index    Jun-2007   3,864,498  3,864,240       (258)
                                                                                         -------
                                                                                         $58,670
                                                                                         =======

AFFILIATED ISSUER:

                                 SHARES PURCHASED  SHARES SOLD
                      NUMBER OF   FOR THE THREE   FOR THE THREE  NUMBER OF   INCOME EARNED
                     SHARES HELD   MONTHS ENDED   MONTHS ENDED  SHARES HELD FOR THE QUARTER REALIZED GAIN
SECURITY DESCRIPTION AT 12/31/06     03/31/07       03/31/07    AT 03/31/07 ENDED 03/31/07  ON SHARES SOLD
-------------------- ----------- ---------------- ------------- ----------- --------------- --------------
   MetLife, Inc.....   18,600           0               0         18,600          $0              $0

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited)


Principal
Amount                                                                Value
---------                                                           ----------
CORPORATE BONDS & NOTES - 34.7%

AEROSPACE & DEFENSE - 0.1%
$  200,000      Boeing Co.
                6.125% , 02/15/33                                   $  214,812
                General Dynamics Corp.
    50,000      3.000% , 05/15/08                                       48,871
    50,000      4.250% , 05/15/13                                       47,770
    25,000      4.500% , 08/15/10                                       24,656
    25,000      5.375% , 08/15/15                                       25,191
    25,000      Goodrich Corp.
                7.625% , 12/15/12                                       27,810
    50,000      Lockheed Martin Corp.
                7.200% , 05/01/36                                       58,793
   150,000      Northrop Grumman Corp.
                7.750% , 02/15/31                                      184,828
                Raytheon Co.
   100,000      4.850% , 01/15/11                                       98,904
    50,000      6.400% , 12/15/18                                       53,981
                United Technologies Corp.
   150,000      4.375% , 05/01/10                                      147,323
   120,000      5.400% , 05/01/35                                      113,064
    50,000      7.500% , 09/15/29                                       60,093
                                                                    ----------
                                                                     1,106,096
                                                                    ----------
AIRLINES - 0.2%
   284,391      American Airlines, Inc.
                3.857% , 07/09/10                                      274,608
                Continental Airlines, Inc.
    45,000      5.983% , 04/19/22                                       44,942
   311,722      6.545% , 02/02/19                                      324,190
 1,169,123      6.648% , 09/15/17                                    1,212,965
   165,000      6.903% , 04/19/22                                      165,000
                Southwest Airlines Co.
    50,000      5.125% , 03/01/17                                       46,588
                                                                    ----------
                                                                     2,068,293
                                                                    ----------
APPAREL & TEXTILES - 0.0%
                Jones Apparel Group, Inc.
    25,000      4.250% , 11/15/09                                       24,245
    25,000      5.125% , 11/15/14                                       23,198
    25,000      6.125% , 11/15/34                                       21,608
   100,000      Mohawk Industries, Inc.
                5.750% , 01/15/11                                      101,392
                                                                    ----------
                                                                       170,443
                                                                    ----------
ASSET BACKED & MORTGAGE BACKED OBLIGATIONS - 12.2%
 2,150,000      AESOP Funding II LLC
                3.720% , 07/20/09 (a)                                2,115,450
    21,911      AFC Home Equity Loan Trust
                5.620% , 06/25/30 (b)                                   21,950
                AmeriCredit Automobile Receivables Trust
 2,204,082      2.870% , 02/07/11                                    2,180,338
   200,000      3.430% , 07/06/11                                      195,782
    20,426      Amortizing Residential Collateral Trust
                5.600% , 01/01/32 (b)                                   20,420
 2,700,000      ARG Funding Corp. 2005-1A A3
                4.290% , 04/20/11 (a)                                2,646,310
                Banc of America Commercial Mortgage, Inc.
   225,000      4.933% , 07/10/45                                      218,983
 2,340,000      5.889% , 07/10/44                                    2,425,882
   270,100      Banc of America Commercial
                Mortgage, Inc. 2002-2 A2
                4.772% , 07/11/43                                      267,781
   500,000      Banc of America Commercial
                Mortgage, Inc.
                2003-2 A4 5.061% , 03/11/41                            495,180
 2,100,000      Banc of America Commercial
                Mortgage, Inc.
                2005-3 A4 4.668% , 07/10/43                          2,011,082
   210,000      Banc of America Commercial
                Mortgage, Inc. 2005-5 A4
                5.115% , 10/10/45                                      206,842
 1,205,000      Banc of America Commercial
                Mortgage, Inc. 2006-A 2A1
                5.182% , 09/10/47                                    1,199,561
 1,832,346      Banc of America Mortgage Securities,
                Inc. 2006 A1
                5.424% , 02/25/36 (b)                                1,838,301
   740,440      Bay View Auto Trust
                3.440% , 04/25/12                                      723,999
 1,100,000      Bear Stearns Adjustable Rate Mortgage Trust
                3.517% , 06/25/34                                    1,078,924
   399,334      Bear Stearns Asset Backed Securities, Inc.
                5.770% , 10/27/32 (b)                                  400,816
 2,500,000      Bear Stearns Commercial Mortgage Securities
                5.537% , 10/12/41                                    2,532,206
 1,478,500      Bear Stearns Commercial Mortgage
                Securities 1999-WF2 A2
                7.080% , 07/15/31                                    1,525,671
   500,000      Bear Stearns Commercial Mortgage
                Securities 2002-TOP6 A2
                6.460% , 10/15/36                                      526,228
   500,000      Bear Stearns Commercial Mortgage
                Securities 2004-T14 A3
                4.800% , 01/12/41                                      494,572
   500,000      Bear Stearns Commercial Mortgage
                Securities 2005-PW10 A4
                5.405% , 12/11/40                                      502,454
 2,150,000      Bear Stearns Commercial Mortgage
                Securities 2005-PWR A4A
                4.871% , 09/11/42                                    2,085,608
   500,000      Bear Stearns Commercial Mortgage
                Securities 2005-PWR7 AAB
                4.980% , 02/11/41                                      495,085
 1,466,857      Bear Stearns Commercial Mortgage
                Securities 2005-T20 A2
                5.127% , 10/12/42                                    1,466,487
 1,000,000      Bear Stearns Commercial Mortgage
                Securities 2005-T20 A4A
                5.156% , 10/12/42                                      993,245
   915,000      Bear Stearns Commercial Mortgage
                Securities 2006-PW13 AM
                5.582% , 09/11/41                                      926,318
   225,000      Capital One Multi Asset Execution Trust
                5.150% , 06/16/14                                      226,973
   425,523      Centex Home Equity
                3.235% , 02/25/32                                      420,738
   150,000      Chase Manhattan Auto Owner Trust
                5.110% , 04/15/14                                      150,752

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                              Value
---------                                                         ----------
$  659,311    CIGNA CBO 1996-1 Ltd.
              6.460% , 11/15/08 (a)                               $  659,139
              Citibank Credit Card Issuance Trust
   100,000    2.900% , 05/17/10                                       97,552
   500,000    4.900% , 12/12/16                                      492,153
   150,000    Comed Transitional Funding Trust
              5.740% , 12/25/10                                      150,855
   678,284    Commercial Mortgage Acceptance Corp.
              6.735% , 12/15/30                                      679,602
   601,145    Commercial Mortgage Lease Backed Certificates
              6.746% , 06/20/31 (a)                                  636,344
              Countrywide Alternative Loan Trust
 2,925,982    5.515% , 12/25/46 (b)                                2,924,239
 1,606,397    5.580% , 07/25/35 (b)                                1,608,499
 1,300,637    5.670% , 09/25/35 (b)                                1,305,828
    41,471    Countrywide Asset-Backed Certificates
              2002-BC1 A
              5.980% , 04/25/32 (b)                                   41,482
   100,000    Countrywide Asset-Backed Certificates
              2005-11 AF3
              4.778% , 02/25/36                                       98,821
   100,000    Countrywide Asset-Backed Certificates
              2005-7 AF4
              4.867% , 11/25/35                                       98,069
   996,818    Countrywide Home Loan Mortgage
              Pass Through Trust
              6.250% , 09/25/36                                    1,005,766
 1,220,298    Countrywide Home Loans, Inc. 2005-3 1A2
              5.610% , 04/25/35 (b)                                1,222,359
 1,640,769    Countrywide Home Loans, Inc. 2006-HYB1 1A1
              5.373% , 03/20/36                                    1,643,844
              Credit Suisse Mortgage Capital Certificates
 2,275,000    5.512% , 02/15/39                                    2,299,524
 3,000,000    5.555% , 02/15/39                                    3,043,042
   500,000    5.828% , 06/15/38                                      518,588
   634,448    Crimmi Mae Commercial Mortgage Trust
              7.000% , 06/02/33 (a)                                  637,564
   515,456    Crusade Global Trust
              5.560% , 01/17/34 (b)                                  516,575
              CS First Boston Mortgage Securities Corp.
   500,000    4.609% , 02/15/38                                      493,203
   150,000    5.100% , 08/15/38                                      149,764
   550,000    5.230% , 12/15/40 - 12/15/40                           544,497
 3,000,000    7.545% , 04/15/62                                    3,160,228
 1,615,000    DaimlerChrysler Auto Trust 2006 B A4
              5.380% , 03/08/11                                    1,629,545
 2,375,000    E-Trade RV and Marine Trust
              3.620% , 10/08/18                                    2,304,882
    70,670    EMC Mortgage Loan Trust
              5.790% , 05/25/39 (a) (b)                               70,945
 1,079,184    First Union-Lehman Brothers-Bank of America
              6.560% , 11/18/35                                    1,087,848
   750,000    Ford Credit Auto Owner Trust 2005-B A4
              4.380% , 01/15/10                                      743,324
    50,793    Franklin Auto Trust
              3.570% , 03/16/09                                       50,756
              GE Capital Commercial Mortgage Corp.
   415,748    5.082% , 11/10/45                                      415,502
 2,200,000    5.334% , 11/10/45                                    2,208,705
   380,774    5.994% , 12/10/35                                      386,727
   350,000    6.531% , 05/15/33                                      366,468
              GMAC Commercial Mortgage Securities, Inc.
 1,000,000    4.865% , 09/25/34                                      984,514
    52,160    5.389% , 10/15/38                                       52,409
 1,197,385    6.700% , 05/15/30 - 04/15/34                         1,223,823
    94,345    Green Tree Financial Corp.
              8.100% , 07/15/26                                       17,756
              Greenwich Capital Commercial Funding Corp.
   200,000    4.948% , 01/11/35                                      197,971
   300,000    5.233% , 03/10/39                                      301,120
   250,000    5.426% , 06/10/36 (a)                                  251,870
   250,000    Hertz Vehicle Financing LLC
              2.380% , 05/25/08 (a)                                  250,000
   186,180    Honda Auto Receivables 2003-4 A4
              2.790% , 03/16/09                                      185,293
   146,506    Indy Mac Home Equity Loan Asset-Backed Trust
              5.580% , 03/25/31 (b)                                  147,106
              Indy Mac Index Mortgage Loan Trust
   537,882    5.099% , 09/25/35                                      523,934
 1,250,000    5.660% , 12/25/35                                    1,233,590
 2,500,000    JP Morgan Chase & Co.
              4.625% , 03/15/46                                    2,467,284
              JP Morgan Chase Commercial Mortgage Securities
              Corp.
   150,000    4.895% , 09/12/37                                      145,655
 1,100,000    4.918% , 10/15/42                                    1,068,501
   500,000    5.294% , 01/12/43 (b)                                  500,246
   500,000    5.336% , 05/15/47                                      496,873
   250,000    5.373% , 06/12/41 (b)                                  252,258
 1,350,000    5.393% , 05/15/49                                    1,353,307
 2,000,000    5.481% , 12/12/44                                    2,015,656
 1,500,000    5.819% , 06/12/43                                    1,542,245
   500,000    5.876% , 04/15/45 (b)                                  520,838
              LB-UBS Commercial Mortgage Trust
   255,905    0.948% , 06/15/36 (a)                                    8,784
   250,000    5.020% , 08/15/29                                      246,044
 1,580,000    5.347% , 11/15/38                                    1,576,245
   500,000    5.372% , 09/15/39                                      499,913
   201,394    5.391% , 02/15/40                                      202,740
 1,403,921    Merrill Auto Trust Securitization 2005 1 A3
              4.100% , 08/25/09                                    1,395,835
 1,904,686    Merrill Lynch Mortgage Investors, Inc. 2006-2 2a
              5.501% , 05/25/36                                    1,918,469
   400,000    Merrill Lynch Mortgage Trust 2003-KEY1 A4
              5.236% , 11/12/35                                      399,415
 2,100,000    Merrill Lynch Mortgage Trust 2005-CIP1 A4
              5.047% , 07/12/38                                    2,059,249
   500,000    Merrill Lynch Mortgage Trust 2005-CKI1 A6
              5.244% , 11/12/37 (b)                                  499,109
   248,567    Mesa Trust Asset Backed Certificates
              5.720% , 12/25/31(a) (b)                               249,576
   600,000    Morgan Stanley Capital I
              5.328% , 11/12/41                                      597,744

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                            Value
---------                                                      ------------
$1,263,732    Morgan Stanley Capital I, Inc. 2004-IQ7 A1
              4.030% , 06/15/38                                $  1,244,206
              Morgan Stanley Capital I, Inc. 2005-HQ6 A4A
   930,000    4.946% , 08/13/42                                     909,185
   250,000    4.989% , 08/13/42                                     244,404
 1,500,000    Morgan Stanley Capital I, Inc. 2005-IQ9 A5
              4.700% , 07/15/56                                   1,443,050
   150,000    Morgan Stanley Capital I, Inc. 2005-T19 AAB
              4.852% , 06/12/47                                     147,537
   150,033    Morgan Stanley Dean Witter Capital
              Corp. Heloc Trust 2005-1 A
              5.510% , 07/25/17 (b)                                 150,057
              Morgan Stanley Dean Witter Capital I
   150,000    4.050% , 01/13/41                                     146,226
 2,972,177    7.200% , 10/15/33                                   3,113,364
   446,841    Nationslink Funding Corp.
              6.867% , 01/22/26                                     461,837
 1,855,000    Navistar Financial Corp. Owner Trust
              3.530% , 10/15/12                                   1,810,234
   525,000    Nomura Asset Securities Corp.
              6.690% , 03/15/30                                     551,067
 4,582,757    Oakwood Mortgage Investors, Inc.
              6.000% , 05/15/08-08/15/10                            375,595
   958,628    Onyx Acceptance Grantor Trust
              2.940% , 12/15/10                                     946,821
   350,000    PNC Mortgage Acceptance Corp.
              6.360% , 03/12/34                                     364,249
              Prime Mortgage Trust
   961,866    5.500% , 05/25/35 (a)                                 958,095
 3,366,501    6.000% , 05/25/35 (a)                               3,364,839
 2,459,979    7.397% , 10/25/32                                   2,528,454
   479,427    Provident Bank Home Equity Loan Trust
              5.590% , 08/25/31 (b)                                 479,422
   550,000    Providian Gateway Master Trust
              3.650% , 11/15/11 (a)                                 544,586
   500,000    Renaissance Home Equity Loan Trust
              6.066% , 02/25/36                                     507,807
              Residential Asset Mortgage Products, Inc.
   124,301    4.546% , 10/25/32                                     124,923
   130,360    6.553% , 03/25/33                                     130,549
    87,313    Residential Asset Securities Corp.
              5.920% , 04/25/33 (b)                                  87,333
    15,651    Sail Net Interest Margin Notes
              7.750% , 04/27/33 (a)                                   6,466
 2,104,196    Susquehanna Auto Lease Trust 2005-1 A3
              4.430% , 06/16/08 (a)                               2,094,175
   197,213    UCFC Home Equity Loan
              6.905% , 04/15/30                                     196,768
   627,621    Wachovia Asset Securitization, Inc.
              5.690% , 09/27/32 (b)                                 628,691
              Wachovia Bank Commercial Mortgage Trust
   150,000    4.748% , 02/15/41                                     145,353
   250,000    5.242% , 12/15/44                                     250,890
   225,000    5.417% , 01/15/45                                     226,845
   500,000    5.572% , 10/15/48                                     506,749
   600,000    5.765% , 07/15/45                                     616,076
   843,288    Washington Mutual, Inc. 2005-AR6 2A1A
              5.550% , 04/25/45 (b)                                 845,096
 1,611,998    Washington Mutual, Inc. 2006-AR10 1A1
              5.957% , 09/25/36                                   1,632,608
 1,815,301    Wells Fargo Mortgage Backed Securities Trust
              2006-AR5 2A1
              5.532% , 04/25/36 (b)                               1,822,912
                                                               ------------
                                                                118,678,018
                                                               ------------
AUTOMOTIVE - 0.3%
              DaimlerChrysler NA Holding Corp.
   200,000    4.875% , 06/15/10                                     197,970
   330,000    5.875% , 03/15/11                                     336,324
   160,000    6.500% , 11/15/13 #                                   168,507
   190,000    7.200% , 09/01/09                                     198,328
    90,000    7.300% , 01/15/12                                      97,149
   350,000    7.750% , 01/18/11                                     378,845
   350,000    Ford Motor Co.
              7.450% , 07/16/31 #                                   270,813
 1,080,000    General Motors Corp.
              8.375% , 07/15/33 #                                   969,300
   100,000    Johnson Controls, Inc.
              5.500% , 01/15/16                                      99,032
                                                               ------------
                                                                  2,716,268
                                                               ------------
BANKING - 2.4%
   100,000    Abbey National Capital Trust I
              8.963% , 12/29/49                                     133,445
    50,000    ABN Amro Bank NV
              4.650% , 06/04/18                                      46,543
              African Development Bank
   100,000    3.250% , 08/01/08                                      98,105
    25,000    3.750% , 01/15/10                                      24,310
    50,000    4.875% , 11/06/09                                      50,057
    30,000    American Express Centurion Bank
              4.375% , 07/30/09                                      29,631
              Asian Development Bank
   100,000    4.125% , 09/15/10                                      98,066
   350,000    4.250% , 10/20/14                                     334,022
    25,000    Banco Bradesco SA
              8.750% , 10/24/13                                      28,750
              Bank of America Corp.
    50,000    3.375% , 02/17/09                                      48,533
   500,000    4.750% , 08/15/13                                     485,567
   100,000    5.125% , 11/15/14                                      98,521
    25,000    5.375% , 06/15/14                                      25,004
 1,400,000    5.420% , 03/15/17 (a)                               1,385,464
   100,000    5.625% , 10/14/16                                     101,334
   200,000    6.800% , 03/15/28                                     219,433
    50,000    Bank of America Corp. Capital Trust VI
              5.625% , 03/08/35                                      46,453
    70,000    Bank of Tokyo-Mitsubishi Ltd.
              8.400% , 04/15/10                                      76,084
   300,000    Bank One Corp.
              7.875% , 08/01/10                                     324,658
    25,000    Banque Centrale de Tunisie
              7.375% , 04/25/12                                      27,125
              BB&T Corp.
    50,000    4.750% , 10/01/12                                      48,869
   100,000    5.250% , 11/01/19                                      96,854
              China Development Bank
    25,000    4.750% , 10/08/14                                      24,202
   100,000    5.000% , 10/15/15                                      98,162

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                           Value
---------                                                      ----------
$  350,000    Citigroup, Inc.
              6.500% , 01/18/11                                $  366,165
    50,000    Comerica Capital Trust II
              6.576% , 02/20/37                                    48,422
    50,000    Corporacion Andina de Fomento
              6.875% , 03/15/12                                    53,232
    50,000    Deutsche Bank Financial, Inc.
              7.500% , 04/25/09                                    52,215
              Development Bank of Japan
   100,000    4.250% , 06/09/15                                    94,366
    50,000    5.125% , 02/01/17                                    50,207
              European Investment Bank
   100,000    4.000% , 03/03/10                                    98,018
   200,000    4.625% , 10/20/15                                   195,511
   150,000    4.875% , 02/15/36                                   141,232
   100,000    Export Development Canada
              4.625% , 04/01/10                                    99,663
              Export-Import Bank of Korea
    50,000    4.625% , 03/16/10                                    49,305
    50,000    5.125% , 03/16/15                                    48,930
              Fifth Third Bancorp
   100,000    4.200% , 02/23/10                                    97,823
    25,000    4.500% , 06/01/18                                    22,642
   200,000    First Union Institutional Capital I
              8.040% , 12/01/26                                   208,212
              Glitnir Banki HF
   460,000    6.330% , 07/28/11 (a)                               477,325
   650,000    6.693% , 06/15/16 (a) (b)                           681,394
   250,000    HSBC Bank PLC
              6.950% , 03/15/11                                   265,529
              HSBC Bank USA NA
   275,000    3.875% , 09/15/09                                   266,935
   200,000    5.875% , 11/01/34                                   195,584
   200,000    HSBC Capital Funding LP
              4.610% , 12/29/49 (a) (b)                           190,803
    50,000    HSBC Holdings PLC
              5.250% , 12/12/12                                    50,132
    25,000    Huntington National Bank
              4.375% , 01/15/10                                    24,409
              Inter-American Development Bank
   150,000    4.250% , 09/14/15                                   143,078
    50,000    4.375% , 09/20/12                                    49,119
   100,000    4.500% , 09/15/14                                    97,684
   600,000    7.375% , 01/15/10                                   639,683
    50,000    International Bank for Reconstruction &
              Development
              4.750% , 02/15/35                                    46,169
   100,000    Japan Bank for International Cooperation
              4.750% , 05/25/11                                    99,357
    50,000    KeyBank National Association
              5.800% , 07/01/14                                    51,063
   200,000    Keycorp Capital VII
              5.700% , 06/15/35                                   184,961
    50,000    KFW - Bankengruppe
              3.875% , 06/30/09                                    48,908
              Korea Development Bank
   100,000    4.750% , 07/20/09                                    99,099
    75,000    5.500% , 11/13/12                                    76,009
    50,000    5.750% , 09/10/13                                    51,351
   200,000    Kreditanstalt fuer Wiederaufbau
              2.628% , 04/18/36 (c)                                43,526
   300,000    Landesbank Baden-Wuerttemberg/New York
              6.350% , 04/01/12                                   316,317
 1,040,000    Landsbanki Islands HF
              6.100% , 08/25/11 (a)                             1,067,281
              Landwirtschaftliche Rentenbank
   150,000    3.625% , 10/20/09                                   145,575
   250,000    4.125% , 07/15/08                                   246,975
   100,000    4.875% , 11/16/15                                    99,335
   100,000    5.000% , 11/08/16                                   100,146
 1,250,000    Lloyds TSB Group PLC ADR
              6.267% , 12/31/49 (a) (b)                         1,228,456
              Marshall & Ilsley Bank
    50,000    4.375% , 08/01/09                                    49,369
   150,000    5.000% , 01/17/17                                   144,475
    25,000    5.250% , 09/04/12                                    25,083
   100,000    Marshall & Ilsley Corp.
              5.350% , 04/01/11                                   100,605
   200,000    Mellon Bank NA
              4.750% , 12/15/14                                   192,867
   750,000    Mizuho Financial Group Cayman Ltd.
              5.790% , 04/15/14 (a)                               764,137
    50,000    National City Bank
              4.250% , 07/01/18                                    44,662
              Nordic Investment Bank
   100,000    3.875% , 06/15/10                                    97,459
   200,000    4.875% , 03/15/11                                   199,935
    50,000    Oesterreichische Kontrollbank AG
              4.500% , 03/09/15                                    48,474
   830,000    Oversea-Chinese Banking Corp.
              7.750% , 09/06/11 (a)                               914,362
    25,000    PNC Bank NA
              5.250% , 01/15/17                                    24,478
    25,000    Popular North America Capital Trust I
              6.564% , 09/15/34                                    24,757
              Popular North America, Inc.
   100,000    3.875% , 10/01/08                                    98,028
    25,000    4.700% , 06/30/09                                    24,680
              Rabobank Capital Funding Trust
   280,000    5.254% , 12/29/49 (a)                               269,893
    40,000    5.260% , 12/31/49 (a)                                38,918
              RBS Capital Trust I
    25,000    5.512% , 09/29/49                                    24,597
   100,000    6.425% , 12/29/49                                   101,322
    30,000    Regions Financial Corp.
              6.375% , 05/15/12                                    31,531
    30,000    Royal Bank of Canada
              3.875% , 05/04/09                                    29,337
              Royal Bank of Scotland Group PLC
    10,000    4.700% , 07/03/18                                     9,350
   100,000    5.000% , 11/12/13 - 10/01/14                         97,882
   750,000    RSHB Capital SA for Russian Agricultural Bank
              7.175% , 05/16/13                                   788,392
   100,000    Santander Central Hispano Issuances
              7.625% , 09/14/10                                   108,470
   600,000    Shinsei Finance Cayman Ltd.
              6.418% , 01/29/49 (a)                               606,053
    25,000    SouthTrust Corp.
              5.800% , 06/15/14                                    25,566
    50,000    Sumitomo Mitsui Banking Corp.
              8.000% , 06/15/12                                    55,940
              SunTrust Banks, Inc.
    25,000    4.000% , 10/15/08                                    24,556
    50,000    5.450% , 12/01/17                                    49,792
   820,000    SunTrust Capital VIII
              6.100% , 12/01/66                                   768,124

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                            Value
---------                                                      -----------
$  400,000    Swiss Bank Corp. NY
              7.500% , 07/15/25                                $   472,299
   125,000    UFJ Bank Ltd.
              7.400% , 06/15/11                                    135,569
    25,000    Union Planters Corp.
              4.375% , 12/01/10                                     24,463
    25,000    UnionBancal Corp.
              5.250% , 12/16/13                                     24,757
              US Bancorp
   710,000    3.125% , 03/15/08                                    695,969
    50,000    5.300% , 04/28/09                                     50,329
              US Bank National Association
    10,000    3.750% , 02/06/09                                      9,772
   100,000    4.950% , 10/30/14                                     97,612
    50,000    6.300% , 02/04/14                                     52,795
   775,000    VTB Capital SA
              6.250% , 06/30/35 (a)                                801,156
              Wachovia Bank National Association
    50,000    5.000% , 08/15/15                                     48,501
    50,000    5.600% , 03/15/16                                     50,348
   410,000    Wachovia Capital Trust III
              5.800% , 08/29/49                                    414,890
              Wachovia Corp.
   350,000    3.500% , 08/15/08                                    341,863
    40,000    3.625% , 02/17/09                                     38,960
    30,000    4.875% , 02/15/14                                     29,083
    50,000    5.250% , 08/01/14                                     49,417
    50,000    5.350% , 03/15/11                                     50,587
    50,000    7.500% , 04/15/35                                     60,419
              Wells Fargo & Co.
   250,000    4.200% , 01/15/10                                    244,588
    15,000    4.625% , 04/15/14                                     14,316
   250,000    4.875% , 01/12/11                                    248,607
   100,000    5.125% , 09/15/16                                     98,254
   100,000    6.450% , 02/01/11                                    104,726
   200,000    Wells Fargo Capital X
              5.950% , 12/15/36                                    192,681
   200,000    Yell Finance BV
              4.125% , 10/15/14                                    190,841
              Zions Bancorp.
    25,000    5.650% , 05/15/14                                     25,061
    25,000    6.000% , 09/15/15                                     25,463
                                                               -----------
                                                                22,937,758
                                                               -----------
BIOTECHNOLOGY - 0.0%
   100,000    Amgen, Inc.
              4.850% , 11/18/14                                     96,825
              Genentech, Inc.
    50,000    4.400% , 07/15/10                                     49,055
   100,000    4.750% , 07/15/15                                     96,150
                                                               -----------
                                                                   242,030
                                                               -----------
BUILDING & CONSTRUCTION - 0.2%
   100,000    Centex Corp.
              5.125% , 10/01/13                                     93,866
   200,000    CRH America, Inc.
              5.300% , 10/15/13                                    195,867
              D.R. Horton, Inc.
   100,000    5.375% , 06/15/12                                     96,200
   100,000    6.000% , 04/15/11                                     99,504
   730,000    6.875% , 05/01/13                                    745,512
              Lafarge SA
    25,000    6.150% , 07/15/11                                     25,784
    50,000    6.500% , 07/15/16                                     52,296
              Lennar Corp.
    25,000    5.500% , 09/01/14                                     23,943
    25,000    5.950% , 10/17/11                                     24,961
              Masco Corp.
   100,000    4.800% , 06/15/15                                     91,814
    50,000    5.875% , 07/15/12                                     50,652
    50,000    MDC Holdings, Inc.
              5.375% , 12/15/14                                     46,844
              Owens Corning, Inc.
    25,000    6.500% , 12/01/16 (a)                                 25,535
    25,000    7.000% , 12/01/36 (a)                                 24,933
              Pulte Homes, Inc.
    30,000    4.875% , 07/15/09                                     29,562
    50,000    5.200% , 02/15/15                                     46,196
    25,000    6.375% , 05/15/33                                     23,234
   530,000    7.875% , 08/01/11 - 06/15/32                         568,941
                                                               -----------
                                                                 2,265,644
                                                               -----------
BUSINESS SERVICES & SUPPLIES - 0.0%
              Pitney Bowes, Inc.
    50,000    4.625% , 10/01/12                                     48,875
    25,000    4.750% , 05/15/18                                     23,102
    25,000    4.875% , 08/15/14                                     24,108
                                                               -----------
                                                                    96,085
                                                               -----------
CHEMICALS - 0.3%
   920,000    Agrium, Inc.
              7.125% , 05/23/36                                    972,023
   840,000    Cytec Industries, Inc.
              5.500% , 10/01/10                                    843,162
   200,000    Dow Chemical Co.
              6.125% , 02/01/11                                    205,510
              E.I. Du Pont de Nemours & Co.
    30,000    4.875% , 04/30/14                                     29,265
    50,000    5.600% , 12/15/36                                     47,636
   125,000    FMC Corp.
              7.750% , 07/01/11                                    133,598
    50,000    Lubrizol Corp.
              5.500% , 10/01/14                                     48,934
    75,000    Rohm and Haas Co.
              7.850% , 07/15/29                                     88,606
                                                               -----------
                                                                 2,368,734
                                                               -----------
COMMERCIAL SERVICES - 0.0%
              R.R. Donnelley & Sons Co.
   150,000    5.500% , 05/15/15                                    144,667
    20,000    5.625% , 01/15/12                                     20,152
    50,000    6.125% , 01/15/17                                     50,194
                                                               -----------
                                                                   215,013
                                                               -----------
COMPUTERS & INFORMATION - 0.3%
              Electronic Data Systems Corp.
    75,000    6.500% , 08/01/13                                     76,624
 1,695,000    7.125% , 10/15/09                                  1,767,507
   650,000    7.450% , 10/15/29                                    708,656
              International Business Machines Corp.
    30,000    4.375% , 06/01/09                                     29,661
   100,000    6.220% , 08/01/27                                    105,211
   200,000    7.500% , 06/15/13                                    224,840
                                                               -----------
                                                                 2,912,499
                                                               -----------
CONTAINERS & PACKAGING - 0.1%
              Pactiv Corp.
    25,000    7.950% , 12/15/25                                     27,867
   200,000    8.375% , 04/15/27                                    228,792

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                           Value
---------                                                      ----------
$  600,000    Sealed Air Corp.
              5.375% , 04/15/08 (a)                            $  597,119
                                                               ----------
                                                                  853,778
                                                               ----------
COSMETICS & PERSONAL CARE - 0.1%
              Avon Products, Inc.
    20,000    4.200% , 07/15/18                                    17,497
   150,000    5.125% , 01/15/11                                   149,729
              Gillette Co.
    50,000    2.500% , 06/01/08                                    48,507
    10,000    3.800% , 09/15/09                                     9,739
              Procter & Gamble Co.
    30,000    4.950% , 08/15/14                                    29,491
    25,000    5.800% , 08/15/34                                    25,308
   200,000    6.875% , 09/15/09                                   208,941
                                                               ----------
                                                                  489,212
                                                               ----------
DIVERSIFIED FINANCIAL SERVICES - 5.3%
   400,000    AIFUL Corp.
              5.000% , 08/10/10 (a)                               394,060
   540,166    Air 2 US
              8.027% , 10/01/19 (a)                               567,175
    38,000    Alamosa Delaware, Inc.
              11.000% , 07/31/10                                   40,614
    50,000    Allied Capital Corp.
              6.625% , 07/15/11                                    51,094
    30,000    Allstate Life Global Funding Trust I
              4.500% , 05/29/09                                    29,684
              American Express Co.
    50,000    4.750% , 06/17/09                                    49,759
   150,000    6.800% , 09/01/66 (b)                               159,741
              American Express Credit Corp.
   100,000    3.000% , 05/16/08                                    97,648
   100,000    5.000% , 12/02/10                                    99,968
              American General Finance Corp.
   125,000    2.750% , 06/15/08                                   121,504
   100,000    3.875% , 10/01/09                                    97,062
 1,340,000    5.400% , 12/01/15                                 1,333,139
   420,000    American Intl Group, Inc. Jr Sub Deb Ser A1
              6.250% , 03/15/37                                   408,794
   100,000    Banque Paribas-NY
              6.875% , 03/01/09                                   103,350
              Bear Stearns Cos., Inc.
    25,000    2.875% , 07/02/08                                    24,304
    75,000    4.500% , 10/28/10                                    73,357
    10,000    4.650% , 07/02/18                                     9,085
   800,000    5.550% , 01/22/17                                   784,654
    50,000    5.700% , 11/15/14                                    50,442
              Boeing Capital Corp.
   200,000    4.750% , 08/25/08                                   199,019
    65,000    5.800% , 01/15/13                                    67,103
    70,000    6.500% , 02/15/12 #                                  74,380
              Bunge Ltd. Finance Corp.
   100,000    5.100% , 07/15/15                                    93,969
    15,000    5.875% , 05/15/13                                    14,958
              Canada Mortgage & Housing Corp.
    75,000    3.875% , 04/01/10                                    73,069
    50,000    5.000% , 09/01/11                                    50,314
              Capital One Bank
    50,000    4.875% , 05/15/08                                    49,813
    25,000    5.000% , 06/15/09                                    24,912
    10,000    5.125% , 02/15/14                                     9,786
    25,000    6.500% , 06/13/13                                    26,160
    50,000    Capital One Capital IV
              6.745% , 02/17/37                                    47,903
              Capital One Financial Corp.
    50,000    5.250% , 02/21/17                                    47,704
    60,000    5.700% , 09/15/11                                    60,608
    25,000    6.250% , 11/15/13                                    25,866
              Caterpillar Financial Services Corp.
   100,000    2.700% , 07/15/08                                    96,914
    10,000    3.700% , 08/15/08                                     9,796
   100,000    4.300% , 06/01/10                                    97,812
              CIT Group, Inc.
    50,000    3.875% , 11/03/08                                    48,998
    20,000    4.125% , 11/03/09                                    19,528
   100,000    4.250% , 02/01/10                                    97,780
   100,000    4.750% , 08/15/08                                    99,350
    75,000    5.125% , 09/30/14                                    72,664
   100,000    6.000% , 04/01/36                                    96,930
    45,000    6.100% , 03/15/67                                    43,376
              Citigroup, Inc.
 1,060,000    5.000% , 09/15/14                                 1,034,836
   150,000    5.125% , 02/14/11                                   150,224
   500,000    5.850% , 08/02/16                                   515,003
   750,000    Countrywide Financial Corp.
              6.250% , 05/15/16 #                                 756,018
   100,000    Countrywide Home Loans, Inc.
              4.125% , 09/15/09                                    97,254
              Credit Suisse First Boston USA, Inc.
   100,000    4.700% , 06/01/09                                    99,341
   200,000    4.875% , 08/15/10 - 01/15/15                        196,551
   100,000    5.125% , 08/15/15                                    98,251
   150,000    6.125% , 11/15/11                                   155,619
   100,000    7.125% , 07/15/32                                   116,666
   150,000    Credit Suisse USA, Inc.
              5.250% , 03/02/11                                   150,729
              Eksportfinans A/S
    30,000    4.375% , 07/15/09                                    29,620
   150,000    4.750% , 12/15/08                                   149,811
   690,000    5.500% , 05/25/16                                   712,974
 1,210,000    Farmers Exchange Capital
              7.050% , 07/15/28 (a)                             1,240,556
              Financing Corp. FICO
   800,000    4.437% , 11/30/17 (c)                               467,856
   400,000    8.600% , 09/26/19                                   526,588
   140,000    9.650% , 11/02/18                                   195,195
   630,000    Ford Motor Bank Term Loan B
              8.360% , 12/15/13                                   631,575
              Ford Motor Credit Co.
 1,260,000    6.625% , 06/16/08                                 1,256,025
 1,030,000    7.250% , 10/25/11                                 1,001,060
 5,300,000    7.375% , 10/28/09 - 02/01/11                      5,268,900
   755,000    7.875% , 06/15/10                                   757,808
    20,000    Franklin Resources, Inc.
              3.700% , 04/15/08                                    19,662
    15,000    Fund American Cos., Inc.
              5.875% , 05/15/13                                    15,004
              General Electric Capital Corp.
    50,000    3.125% , 04/01/09                                    48,226
    50,000    3.500% , 05/01/08                                    49,137
   100,000    4.250% , 06/15/12                                    96,011
   650,000    4.375% , 11/21/11 - 03/03/12                        630,529
   250,000    5.000% , 11/15/11                                   249,263
   325,000    5.450% , 01/15/13                                   329,179
   150,000    6.750% , 03/15/32                                   169,955
   500,000    7.375% , 01/19/10                                   530,067
              General Motors Acceptance Corp.
 1,005,000    5.625% , 05/15/09                                   986,765
   730,000    6.125% , 08/28/07                                   729,566
   915,000    6.875% , 09/15/11                                   915,887
   450,000    7.750% , 01/19/10                                   461,889

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                           Value
---------                                                      ----------
$   50,000    Genworth Global Funding
              5.750% , 05/15/13                                $   51,208
    80,000    Goldman Sachs Capital I
              6.345% , 02/15/34                                    79,027
              Goldman Sachs Group, Inc.
    50,000    4.750% , 07/15/13                                    48,190
   100,000    5.000% , 10/01/14                                    96,726
   250,000    5.150% , 01/15/14                                   244,918
   250,000    5.250% , 04/01/13                                   248,345
   250,000    5.625% , 01/15/17                                   247,625
    50,000    5.950% , 01/15/27                                    48,516
   150,000    6.125% , 02/15/33                                   149,912
 1,190,000    6.450% , 05/01/36                                 1,208,798
   400,000    6.875% , 01/15/11                                   422,883
              Household Finance Corp.
   430,000    6.375% , 11/27/12                                   451,282
    30,000    6.400% , 06/17/08                                    30,388
    20,000    7.000% , 05/15/12                                    21,463
   100,000    HSBC Finance Capital Trust IX
              5.911% , 11/30/35                                    99,264
   200,000    ILFC E-Capital Trust II
              6.250% , 12/21/65 # (a) (b)                         204,694
    50,000    International Finance Corp.
              5.125% , 05/02/11                                    50,536
              International Lease Finance Corp.
    50,000    3.750% , 06/30/09                                    49,005
   100,000    4.750% , 01/13/12                                    98,184
    50,000    5.400% , 02/15/12                                    50,635
   100,000    5.450% , 03/24/11                                   101,261
   250,000    6.375% , 03/15/09 #                                 255,944
   100,000    Japan Finance Corp. for Municipal Enterprises
              4.625% , 04/21/15                                    97,267
              Jefferies Group, Inc.
    25,000    5.500% , 03/15/16                                    24,464
   100,000    6.250% , 01/15/36                                    96,500
              John Deere Capital Corp.
   470,000    5.100% , 01/15/13 #                                 467,736
   100,000    5.400% , 04/07/10                                   100,998
   100,000    7.000% , 03/15/12                                   108,086
              JP Morgan Chase & Co.
   500,000    3.789% , 04/15/27 - 07/01/27 (c)                    106,464
    20,000    3.625% , 05/01/08                                    19,670
    20,000    3.800% , 10/02/09                                    19,408
   100,000    4.750% , 03/01/15                                    96,514
   100,000    5.125% , 09/15/14                                    98,434
 1,190,000    5.150% , 10/01/15                                 1,163,613
    30,000    5.250% , 05/01/15                                    29,707
   300,000    6.000% , 01/15/09                                   304,042
   865,000    6.625% , 03/15/12                                   916,986
   300,000    6.750% , 02/01/11                                   315,482
   100,000    JP Morgan Chase Capital XVII
              5.850% , 08/01/35                                    94,444
   130,000    Kaupthing Bank HF
              5.750% , 10/04/11 (a)                               131,079
              Lehman Brothers Holdings, Inc.
   150,000    3.500% , 08/07/08                                   146,568
   550,000    5.250% , 02/06/12                                   549,496
   100,000    5.500% , 04/04/16                                    99,436
    50,000    5.750% , 05/17/13                                    51,081
 1,468,668    Lilacs Repackaging Co.
              5.138% , 04/15/15 (a)                             1,438,311
              MBNA America Bank
    30,000    4.625% , 08/03/09                                    29,708
    30,000    7.125% , 11/15/12                                    32,715
              MBNA Corp.
   100,000    6.125% , 03/01/13                                   104,153
    15,000    7.500% , 03/15/12                                    16,509
              Merrill Lynch & Co., Inc.
   190,000    3.125% , 07/15/08                                   185,029
   295,000    3.375% , 09/14/07                                   292,363
   300,000    3.700% , 04/21/08                                   295,240
   100,000    4.125% , 09/10/09                                    98,065
   100,000    4.831% , 10/27/08                                    99,450
    50,000    5.000% , 02/03/14                                    48,795
   100,000    6.000% , 02/17/09                                   101,491
   930,000    6.110% , 01/29/37                                   901,602
   100,000    6.220% , 09/15/26                                   100,228
   160,000    6.375% , 10/15/08                                   162,992
   300,000    6.875% , 11/15/18                                   328,777
              Morgan Stanley
   350,000    4.000% , 01/15/10                                   340,180
 1,715,000    4.750% , 04/01/14                                 1,628,885
   250,000    5.050% , 01/21/11                                   248,847
   400,000    5.300% , 03/01/13                                   399,498
   220,000    5.810% , 10/18/16 (b)                               220,355
    25,000    6.600% , 04/01/12                                    26,460
    25,000    7.250% , 04/01/32                                    28,628
   310,000    MUFG Capital Finance 1 Ltd.
              6.346% , 07/29/49                                   316,653
              National Rural Utilities Cooperative Finance
    10,000    4.375% , 10/01/10                                     9,768
    10,000    4.750% , 03/01/14                                     9,685
    30,000    7.250% , 03/01/12                                    32,688
    70,000    8.000% , 03/01/32                                    89,153
    50,000    ORIX Corp.
              5.480% , 11/22/11                                    50,201
              Residential Capital Corp.
 2,040,000    6.000% , 02/22/11                                 2,012,295
   680,000    6.125% , 11/21/08                                   679,653
   100,000    6.375% , 06/30/10                                    99,973
   100,000    6.875% , 06/30/15                                   100,892
   465,000    Resona Preferred Global Services
              7.191% , 12/29/49 (a)                               491,164
    25,000    Rio Tinto Finance USA Ltd.
              2.625% , 09/30/08                                    24,099
 1,100,000    SB Treasury Co. LLC
              9.400% , 12/29/49 (a) (b)                         1,151,102
              SLM Corp.
   850,000    3.225% , 04/01/09 (b)                               819,417
   150,000    4.500% , 07/26/10                                   147,001
   200,000    5.375% , 05/15/14                                   199,998
   100,000    5.450% , 04/25/11                                   101,208
   100,000    Swedish Export Credit Corp.
              4.125% , 10/15/08                                    99,037
    80,000    Textron Financial Corp.
              6.000% , 11/20/09                                    81,852
              Toyota Motor Credit Corp.
    50,000    5.450% , 05/18/11                                    51,075
    25,000    5.500% , 12/15/08                                    25,107
 1,600,000    UFJ Finance Aruba AEC
              6.750% , 07/15/13                                 1,723,493
    50,000    Unilever Capital Corp.
              5.900% , 11/15/32                                    48,576
              Western Union Co.
    75,000    5.930% , 10/01/16                                    75,161

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                            Value
---------                                                      -----------
$   50,000    6.200% , 11/17/36 (a)                            $    47,470
                                                               -----------
                                                                51,795,027
                                                               -----------
EDUCATION - 0.0%
    50,000    President & Fellows of Harvard
              6.300% , 10/01/37                                     52,594
                                                               -----------
ELECTRICAL EQUIPMENT - 0.0%
   125,000    Emerson Electric Co.
              4.500% , 05/01/13                                    120,895
                                                               -----------
ELECTRONICS - 0.1%
   440,000    Avnet, Inc.
              6.625% , 09/15/16                                    454,151
                                                               -----------
ENVIRONMENTAL SERVICES - 0.1%
    25,000    Republic Services, Inc.
              6.750% , 08/15/11                                     26,305
              Waste Management, Inc.
    10,000    5.000% , 03/15/14                                      9,632
   370,000    6.500% , 11/15/08                                    376,652
   690,000    7.000% , 07/15/28                                    734,334
   100,000    7.375% , 08/01/10                                    106,383
    75,000    7.750% , 05/15/32                                     86,831
                                                               -----------
                                                                 1,340,137
                                                               -----------
FOOD, BEVERAGE & TOBACCO - 0.9%
              Altria Group, Inc.
    25,000    5.625% , 11/04/08                                     25,149
 1,440,000    7.000% , 11/04/13                                  1,563,813
              Anheuser-Busch Cos., Inc.
    50,000    5.600% , 03/01/17                                     50,334
   100,000    6.500% , 02/01/43                                    104,433
   100,000    9.000% , 12/01/09                                    109,193
   150,000    Archer-Daniels-Midland
              7.500% , 03/15/27                                    177,326
   100,000    Bottling Group LLC
              4.625% , 11/15/12                                     97,606
    75,000    Brown-Forman Corp.
              5.200% , 04/01/12                                     74,707
    75,000    Campbell Soup Co.
              5.000% , 12/03/12                                     74,231
   675,000    Cia Brasileira de Bebidas
              8.750% , 09/15/13                                    783,000
    25,000    Coca Cola HBC Finance BV
              5.500% , 09/17/15                                     24,966
              Coca-Cola Enterprises, Inc.
    25,000    4.250% , 09/15/10                                     24,338
   300,000    8.500% , 02/01/22                                    380,128
   275,000    ConAgra Foods, Inc.
              6.750% , 09/15/11                                    290,493
    30,000    Coors Brewing Co.
              6.375% , 05/15/12                                     31,235
    50,000    Diageo Capital PLC
              4.375% , 05/03/10                                     49,018
              Diageo Finance BV
    15,000    3.875% , 04/01/11                                     14,307
   150,000    5.300% , 10/28/15                                    147,532
    50,000    General Mills, Inc.
              6.000% , 02/15/12                                     51,718
    50,000    Hershey Co.
              5.450% , 09/01/16                                     50,180
   700,000    JBS SA
              10.500% , 08/04/16 (a)                               796,250
   400,000    Kellogg Co.
              6.600% , 04/01/11                                    420,391
              Kraft Foods, Inc.
    25,000    4.000% , 10/01/08                                     24,537
    25,000    5.250% , 10/01/13                                     24,635
   150,000    5.625% , 11/01/11                                    151,829
   440,000    6.250% , 06/01/12                                    457,206
              Kroger Co.
   200,000    6.750% , 04/15/12                                    211,661
   100,000    6.800% , 12/15/18                                    104,927
    50,000    PepsiAmericas, Inc.
              4.875% , 01/15/15                                     48,112
 1,170,000    Reynolds American, Inc.
              7.875% , 05/15/09                                  1,225,754
 1,020,000    SABMiller PLC
              6.500% , 07/01/16 (a)                              1,077,881
              Safeway, Inc.
    50,000    4.950% , 08/16/10                                     49,407
    50,000    7.250% , 02/01/31                                     53,120
              Sara Lee Corp.
    25,000    6.125% , 11/01/32                                     23,107
    50,000    6.250% , 09/15/11                                     51,603
    50,000    WM Wrigley, Jr. Co.
              4.650% , 07/15/15                                     47,808
                                                               -----------
                                                                 8,891,935
                                                               -----------
FOREST PRODUCTS & PAPER - 0.1%
   100,000    Celulosa Arauco y Constitucion SA
              5.625% , 04/20/15                                     98,381
              International Paper Co.
   125,000    4.250% , 01/15/09                                    122,676
   100,000    5.250% , 04/01/16                                     94,779
    25,000    5.850% , 10/30/12                                     25,378
    50,000    MeadWestvaco Corp.
              6.850% , 04/01/12                                     52,490
    20,000    Stora Enso Oyj
              7.375% , 05/15/11                                     21,409
              Temple-Inland, Inc.
   600,000    6.625% , 01/15/18                                    630,754
    25,000    7.875% , 05/01/12                                     27,124
              Weyerhaeuser Co.
   129,000    5.950% , 11/01/08                                    130,128
    50,000    6.750% , 03/15/12                                     52,521
   130,000    7.375% , 03/15/32                                    136,185
                                                               -----------
                                                                 1,391,825
                                                               -----------
HEALTH CARE - 0.2%
    25,000    Anthem, Inc.
              6.800% , 08/01/12                                     26,653
   100,000    Baxter FinCo BV
              4.750% , 10/15/10                                     98,773
              Boston Scientific Corp.
    25,000    4.250% , 01/12/11                                     23,868
    25,000    5.125% , 01/12/17                                     22,844
    25,000    5.450% , 06/15/14                                     24,033
   878,000    HCA, Inc.
              5.750% , 03/15/14                                    749,592
    25,000    Hillenbrand Industries, Inc.
              4.500% , 06/15/09                                     24,628
   100,000    Johnson & Johnson
              4.950% , 05/15/33                                     93,336
   100,000    Quest Diagnostics, Inc.
              5.450% , 11/01/15                                     95,833
   258,000    Tenet Healthcare Corp.
              7.375% , 02/01/13 #                                  239,618
              UnitedHealth Group, Inc.
    10,000    3.750% , 02/10/09                                      9,741
    50,000    4.125% , 08/15/09                                     49,001

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                           Value
---------                                                      ----------
$   10,000    4.750% , 02/10/14                                $    9,658
    30,000    4.875% , 04/01/13                                    29,442
    50,000    5.000% , 08/15/14                                    48,917
   150,000    5.250% , 03/15/11                                   150,582
   100,000    5.800% , 03/15/36                                    96,336
              WellPoint, Inc.
   175,000    5.000% , 01/15/11 - 12/15/14                        172,275
   100,000    5.850% , 01/15/36                                    96,618
    50,000    5.950% , 12/15/34                                    49,063
                                                               ----------
                                                                2,110,811
                                                               ----------
HOLDING COMPANIES-DIVERSIFIED - 0.1%
    25,000    Canadian Pacific Ltd.
              9.450% , 08/01/21                                    33,731
    50,000    EnCana Holdings Finance Corp.
              5.800% , 05/01/14                                    50,984
   760,000    Hutchison Whampoa International
              5.450% , 11/24/10 (a)                               765,722
                                                               ----------
                                                                  850,437
                                                               ----------
HOTELS & RESTAURANTS - 0.1%
   315,000    Harrah's Operating Co., Inc.
              6.500% , 06/01/16                                   279,071
   460,000    Wyndham Worldwide Corp.
              6.000% , 12/01/16 (a)                               459,959
                                                               ----------
                                                                  739,030
                                                               ----------
HOUSEHOLD PRODUCTS - 0.0%
    45,000    Clorox Co.
              5.000% , 01/15/15                                    43,615
              Fortune Brands, Inc.
    25,000    4.875% , 12/01/13                                    23,935
   100,000    5.125% , 01/15/11                                    99,110
    45,000    Kimberly-Clark Corp.
              5.625% , 02/15/12                                    46,120
    25,000    Newell Rubbermaid, Inc.
              6.750% , 03/15/12                                    26,381
                                                               ----------
                                                                  239,161
                                                               ----------
INDUSTRIAL MACHINERY - 0.0%
    15,000    Black & Decker Corp.
              4.750% , 11/01/14                                    13,950
   150,000    Caterpillar, Inc.
              6.950% , 05/01/42                                   170,511
    30,000    Deere & Co.
              6.950% , 04/25/14                                    32,875
                                                               ----------
                                                                  217,336
                                                               ----------
INSURANCE - 1.3%
   670,000    Ace Capital Trust II
              9.700% , 04/01/30                                   891,324
              Ace INA Holdings, Inc.
    25,000    5.875% , 06/15/14                                    25,529
    50,000    6.700% , 05/15/36                                    53,065
   100,000    Aegon Funding Corp.
              5.750% , 12/15/20                                   101,700
    50,000    Aegon NV
              4.750% , 06/01/13                                    48,647
   910,000    Allied World Assurance Holdings Ltd.
              7.500% , 08/01/16                                   981,092
              Allstate Corp.
    50,000    5.000% , 08/15/14                                    48,869
    75,000    5.350% , 06/01/33                                    68,844
    35,000    American International Group, Inc.
              6.250% , 05/01/36                                    36,737
    50,000    American Re Corp.
              7.450% , 12/15/26                                    57,539
    20,000    Arch Capital Group Ltd.
              7.350% , 05/01/34                                    21,690
    70,000    ASIF Global Financing
              4.900% , 01/17/13 (a)                                68,937
   690,000    Axa 8.600% , 12/15/30                               879,709
              Berkshire Hathaway Finance Corp.
    50,000    3.375% , 10/15/08                                    48,673
   100,000    4.125% , 01/15/10                                    97,871
    75,000    5.100% , 07/15/14                                    74,426
    50,000    Cigna Corp.
              6.150% , 11/15/36                                    49,549
    30,000    Cincinnati Financial Corp.
              6.125% , 11/01/34                                    29,797
    50,000    Commerce Group, Inc.
              5.950% , 12/09/13                                    50,483
    25,000    Endurance Specialty Holdings Ltd.
              7.000% , 07/15/34                                    25,262
   285,000    Everest Reinsurance Holdings, Inc.
              5.400% , 10/15/14                                   280,999
              Genworth Financial, Inc.
    20,000    5.750% , 06/15/14                                    20,402
    10,000    6.500% , 06/15/34                                    10,648
    15,000    Hartford Financial Services Group, Inc.
              4.625% , 07/15/13                                    14,443
   100,000    ING Groep NV
              5.775% , 12/29/49                                    99,487
   790,000    Liberty Mutual Insurance Co.
              7.697% , 10/15/97 (a)                               824,970
              Lincoln National Corp.
    50,000    6.150% , 04/07/36                                    51,094
   730,000    7.000% , 05/17/66                                   764,969
    25,000    Loews Corp.
              5.250% , 03/15/16                                    24,510
              Marsh & McLennan Cos., Inc.
   100,000    5.150% , 09/15/10                                    99,127
    50,000    5.375% , 07/15/14                                    48,937
    25,000    MBIA, Inc.
              5.700% , 12/01/34                                    23,937
   100,000    Mony Group, Inc.
              8.350% , 03/15/10                                   108,234
              Principal Life Income Funding Trust
    15,000    3.200% , 04/01/09                                    14,467
   100,000    5.125% , 03/01/11                                   100,277
    25,000    Progressive Corp.
              6.250% , 12/01/32                                    26,455
              Protective Life Secured Trust
    15,000    4.000% , 04/01/11                                    14,426
   100,000    4.850% , 08/16/10                                    99,809
              Prudential Financial, Inc.
    20,000    3.750% , 05/01/08                                    19,693
    25,000    4.500% , 07/15/13                                    24,066
   120,000    5.100% , 12/14/11 - 09/20/14                        118,949
    50,000    5.400% , 06/13/35                                    46,259
   100,000    5.500% , 03/15/16                                   100,080
    10,000    5.750% , 07/15/33                                     9,735
    20,000    Radian Group, Inc.
              5.625% , 02/15/13                                    20,192
    60,000    Safeco Corp.
              4.875% , 02/01/10                                    59,638
              St. Paul Travelers Cos., Inc.
   100,000    5.500% , 12/01/15                                   100,353
 2,500,000    6.250% , 03/15/67                                 2,468,992
    50,000    8.125% , 04/15/10                                    54,445

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                            Value
---------                                                      -----------
$  300,000    Symetra Financial Corp.
              6.125% , 04/01/16 (a)                            $   304,030
   100,000    Transatlantic Holdings, Inc.
              5.750% , 12/14/15                                     99,990
   640,000    Unitrin, Inc.
              4.875% , 11/01/10                                    629,342
 1,250,000    W.R. Berkley Corp.
              5.875% , 02/15/13                                  1,271,454
   530,000    Willis North America, Inc.
              6.200% , 03/28/17                                    531,164
              XL Capital Europe PLC
    50,000    5.250% , 09/15/14                                     48,997
    50,000    6.375% , 11/15/24                                     51,413
   690,000    6.500% , 01/15/12                                    722,480
                                                               -----------
                                                                12,968,206
                                                               -----------
INTERNET SERVICES & APPLICATIONS - 0.0%
    20,000    InterActiveCorp
              7.000% , 01/15/13                                     21,072
                                                               -----------
MANUFACTURING - 0.5%
    50,000    3m Co.
              5.700% , 03/15/37                                     49,294
    50,000    Dover Corp.
              4.875% , 10/15/15                                     48,058
   810,000    Eastman Kodak Co.
              7.250% , 11/15/13                                    818,100
              Honeywell International, Inc.
    50,000    5.400% , 03/15/16                                     50,139
    50,000    5.700% , 03/15/36                                     48,686
   100,000    7.500% , 03/01/10                                    106,611
    25,000    Textron, Inc.
              4.500% , 08/01/10                                     24,511
              Tyco International Group SA
   230,000    6.000% , 11/15/13                                    241,774
    25,000    6.125% , 01/15/09                                     25,452
 1,280,000    6.375% , 10/15/11                                  1,352,662
    70,000    6.750% , 02/15/11                                     74,610
 1,400,000    6.875% , 01/15/29                                  1,652,416
   370,000    7.000% , 06/15/28                                    439,439
                                                               -----------
                                                                 4,931,752
                                                               -----------
METALS & MINING - 0.4%
              Alcan, Inc.
    40,000    4.500% , 05/15/13                                     37,890
    25,000    4.875% , 09/15/12                                     24,456
    50,000    5.750% , 06/01/35                                     46,268
              Alcoa, Inc.
    25,000    5.550% , 02/01/17                                     24,829
    25,000    5.900% , 02/01/27                                     24,398
    25,000    5.950% , 02/01/37                                     24,351
   450,000    7.375% , 08/01/10                                    480,562
    25,000    Barrick Gold Finance Co.
              4.875% , 11/15/14                                     23,959
              BHP Billiton Finance USA Ltd.
   150,000    4.800% , 04/15/13                                    146,025
   100,000    5.250% , 12/15/15                                     98,914
   130,000    Codelco, Inc.
              4.750% , 10/15/14 (a)                                124,748
              Falconbridge Ltd.
    20,000    5.375% , 06/01/15                                     19,836
    20,000    7.350% , 06/05/12                                     21,917
              Inco Ltd.
   290,000    7.200% , 09/15/32                                    310,548
    10,000    7.750% , 05/15/12                                     10,995
    50,000    Noranda, Inc.
              5.500% , 06/15/17 (a)                                 49,344
    30,000    Nucor Corp.
              4.875% , 10/01/12                                     29,371
              Peabody Energy Corp.
   255,000    5.875% , 04/15/16                                    244,800
   505,000    7.375% , 11/01/16                                    531,512
    50,000    Reliance Steel & Aluminum Co.
              6.200% , 11/15/16 (a)                                 50,248
              Vale Overseas Ltd.
   100,000    6.250% , 01/11/16                                    101,810
 1,660,000    6.875% , 11/21/36                                  1,714,260
    15,000    WMC Financial USA Ltd.
              5.125% , 05/15/13                                     14,864
                                                               -----------
                                                                 4,155,905
                                                               -----------
MULTIMEDIA - 1.5%
 1,020,000    AMFM, Inc.
              8.000% , 11/01/08                                  1,056,842
              AOL Time Warner, Inc.
   200,000    6.750% , 04/15/11                                    210,774
   270,000    7.625% , 04/15/31                                    303,432
   685,000    7.700% , 05/01/32                                    776,612
 1,024,000    AT&T Broadband
              8.375% , 03/15/13                                  1,171,014
              CBS Corp.
   430,000    7.700% , 07/30/10                                    462,561
   570,000    7.875% , 07/30/30                                    614,436
              Clear Channel Communications, Inc.
   190,000    4.250% , 05/15/09                                    184,180
   410,000    6.250% , 03/15/11                                    408,020
   150,000    7.650% , 09/15/10                                    158,389
              Comcast Corp.
   100,000    4.950% , 06/15/16                                     95,024
    50,000    5.875% , 02/15/18                                     50,135
   100,000    5.900% , 03/15/16                                    101,733
 1,070,000    6.500% , 11/15/35                                  1,078,106
   100,000    7.050% , 03/15/33                                    107,360
              Cox Communications, Inc.
   100,000    4.625% , 01/15/10                                     98,648
   220,000    7.125% , 10/01/12                                    237,178
   710,000    7.750% , 11/01/10                                    767,328
              Gannett Co., Inc.
   200,000    4.125% , 06/15/08                                    197,335
    10,000    6.375% , 04/01/12                                     10,448
              Liberty Media Corp.
    40,000    3.750% , 02/15/30                                     24,700
   710,000    7.750% , 07/15/09                                    743,141
   540,000    7.875% , 07/15/09                                    566,514
    25,000    News America Holdings
              8.000% , 10/17/16                                     28,965
              News America, Inc.
    50,000    5.300% , 12/15/14                                     49,592
    40,000    6.200% , 12/15/34                                     38,798
   150,000    6.400% , 12/15/35                                    149,201
   940,000    7.280% , 06/30/28                                  1,015,601
   800,000    Tele-Communications-TCI Group
              7.875% , 08/01/13                                    895,838
   100,000    Thomson Corp.
              5.500% , 08/15/35                                     90,318
   390,000    Time Warner Entertainment Co. LP
              8.375% , 03/15/23-07/15/33                           461,341
              Time Warner, Inc.
    80,000    6.875% , 05/01/12                                     85,249
   100,000    9.125% , 01/15/13                                    117,189
   150,000    9.150% , 02/01/23                                    186,831

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                            Value
---------                                                      -----------
$  660,000    Turner Broadcasting System, Inc.
              8.375% , 07/01/13                                $   751,918
              Viacom, Inc.
    25,000    5.625% , 08/15/12                                     25,075
    50,000    5.750% , 04/30/11                                     50,686
   500,000    6.250% , 04/30/16                                    506,875
    50,000    6.875% , 04/30/36                                     50,399
              Walt Disney Co.
   100,000    5.625% , 09/15/16                                    102,164
    75,000    6.375% , 03/01/12                                     79,202
    15,000    7.000% , 03/01/32                                     17,203
                                                               -----------
                                                                14,126,355
                                                               -----------
OIL & GAS - 1.9%
    30,000    Alberta Energy Co. Ltd.
              7.375% , 11/01/31                                     33,794
              Amerada Hess Corp.
    50,000    6.650% , 08/15/11                                     52,655
 1,110,000    7.300% , 08/15/31                                  1,223,541
   210,000    Anadarko Finance Co.
              7.500% , 05/01/31                                    231,809
              Anadarko Petroleum Corp.
   740,000    5.740% , 09/15/09 (b)                                741,574
   120,000    5.950% , 09/15/16                                    120,253
 1,640,000    6.450% , 09/15/36                                  1,622,857
              Apache Corp.
    20,000    5.625% , 01/15/17                                     20,231
    50,000    6.000% , 01/15/37                                     49,790
    25,000    6.250% , 04/15/12                                     26,148
    25,000    Apache Finance Canada Corp.
              7.750% , 12/15/29                                     29,787
    50,000    Boardwalk Pipelines LP
              5.875% , 11/15/16                                     50,087
              Buckeye Partners
    25,000    4.625% , 07/15/13                                     23,675
    15,000    5.300% , 10/15/14                                     14,630
   100,000    Burlington Resources Finance Co.
              7.400% , 12/01/31                                    118,471
              Canadian Natural Resources Ltd.
    25,000    4.900% , 12/01/14                                     23,950
   340,000    5.700% , 05/15/17                                    338,428
    50,000    5.850% , 02/01/35                                     46,497
              Conoco Funding Co.
   190,000    6.350% , 10/15/11                                    199,574
    65,000    7.250% , 10/15/31                                     75,736
   775,000    Conoco, Inc.
              6.950% , 04/15/29                                    878,748
   810,000    ConocoPhillips
              4.750% , 10/15/12                                    799,538
    50,000    Devon Energy Corp.
              7.950% , 04/15/32                                     59,962
    25,000    Diamond Offshore Drilling, Inc.
              5.150% , 09/01/14                                     24,337
              Duke Capital Corp.
   860,000    6.250% , 02/15/13 #                                  880,446
    50,000    6.750% , 02/15/32                                     50,735
    50,000    Duke Energy Field Services LLC
              7.875% , 08/16/10                                     54,015
              El Paso Corp.
    60,000    5.900% , 04/01/17 (a)                                 60,000
   190,000    5.950% , 04/15/17 (a)                                190,707
   220,000    El Paso Natural Gas
              8.375% , 06/15/32                                    271,050
    50,000    Enbridge, Inc.
              5.600% , 04/01/17                                     49,811
              EnCana Corp.
    20,000    4.600% , 08/15/09                                     19,722
    50,000    4.750% , 10/15/13                                     48,044
    30,000    6.500% , 08/15/34                                     31,131
              Energy Transfer Partners LP
    35,000    6.125% , 02/15/17                                     35,763
    30,000    6.625% , 10/15/36                                     30,688
   100,000    Enterprise Products Operating LP
              6.375% , 02/01/13                                    104,150
   900,000    Gaz Capital for Gazprom
              6.212% , 11/22/16 (a)                                900,450
    50,000    Halliburton Co.
              5.500% , 10/15/10                                     50,540
    70,000    Kerr-McGee Corp.
              6.950% , 07/01/24                                     73,750
              Kinder Morgan Energy Partners
   240,000    5.000% , 12/15/13                                    232,253
    25,000    5.125% , 11/15/14                                     24,178
    75,000    5.800% , 03/15/35                                     69,175
    80,000    6.000% , 02/01/17                                     80,879
    85,000    6.750% , 03/15/11                                     89,307
   280,000    7.125% , 03/15/12                                    300,338
              Kinder Morgan, Inc.
    40,000    6.500% , 09/01/12                                     40,799
    20,000    7.250% , 03/01/28                                     19,890
    10,000    Marathon Oil Corp.
              6.125% , 03/15/12                                     10,359
    25,000    Murphy Oil Corp.
              6.375% , 05/01/12                                     25,945
    10,000    Nabors Industries, Inc.
              5.375% , 08/15/12                                      9,896
    25,000    National Fuel Gas Co.
              5.250% , 03/01/13                                     24,778
 1,570,000    National Gas Co. of Trinidad & Tobago Ltd.
              6.050% , 01/15/36 (a)                              1,517,768
              Nexen, Inc.
    50,000    5.050% , 11/20/13                                     48,572
    50,000    5.875% , 03/10/35                                     46,903
   100,000    Occidental Petroleum Corp.
              6.750% , 01/15/12                                    107,183
   150,000    ONEOK Partners LP
              6.150% , 10/01/16                                    153,351
    50,000    PC Financial Partnership
              5.000% , 11/15/14                                     48,179
              Pemex Project Funding Master Trust
   100,000    5.750% , 12/15/15                                    100,200
   810,000    6.625% , 06/15/35 #                                  834,300
   100,000    7.375% , 12/15/14                                    110,450
   100,000    8.625% , 02/01/22                                    124,500
              Petro-Canada
    25,000    4.000% , 07/15/13                                     22,942
    50,000    5.350% , 07/15/33                                     43,985
   600,000    Petrobras International Finance Co.
              6.125% , 10/06/16                                    612,000
   390,000    Petrozuata Finance, Inc.
              8.220% , 04/01/17 (a)                                391,950
    50,000    Plains All American Pipeline LP
              6.650% , 01/15/37                                     50,830
    25,000    Plains All American Pipeline LP/PAA Finance
              Corp.
              5.625% , 12/15/13 (a)                                 24,987
              Praxair, Inc.
    25,000    3.950% , 06/01/13                                     23,373
    50,000    5.375% , 11/01/16                                     50,090

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                            Value
---------                                                      -----------
$   40,000    6.375% , 04/01/12                                $    42,113
    60,000    Sonat, Inc.
              7.625% , 07/15/11                                     64,425
    60,000    Southern Natural Gas Co.
              8.000% , 03/01/32                                     71,270
    25,000    Suncor Energy, Inc.
              7.150% , 02/01/32                                     28,859
   100,000    Sunoco, Inc.
              5.750% , 01/15/17                                     98,733
              Talisman Energy, Inc.
   100,000    5.850% , 02/01/37                                     90,132
    50,000    6.250% , 02/01/38                                     47,443
    10,000    Tennessee Gas Pipeline Co.
              8.375% , 06/15/32                                     12,320
              TNK - BP Finance SA
   190,000    6.625% , 03/20/17 (a)                                188,575
   470,000    7.500% , 07/18/16                                    495,850
    25,000    Texaco Capital, Inc.
              9.750% , 03/15/20                                     34,780
    25,000    Texas Gas Transmission LLC
              4.600% , 06/01/15                                     23,457
              Trans-Canada Pipelines Ltd.
   150,000    4.875% , 01/15/15                                    145,316
    20,000    5.600% , 03/31/34                                     19,011
              Valero Energy Corp.
   100,000    6.875% , 04/15/12                                    106,490
    85,000    7.500% , 04/15/32                                     96,588
   100,000    Weatherford International, Inc.
              4.950% , 10/15/13                                     96,257
   100,000    Weatherford International, Ltd.
              5.500% , 02/15/16                                     98,071
   866,000    Williams Cos., Inc.
              7.750% , 06/15/31 #                                  926,620
              XTO Energy, Inc.
    25,000    5.000% , 01/31/15                                     23,964
   100,000    5.650% , 04/01/16                                     99,651
   715,000    7.500% , 04/15/12                                    782,660
                                                               -----------
                                                                18,489,019
                                                               -----------
PHARMACEUTICALS - 0.3%
              Abbott Laboratories
    10,000    3.500% , 02/17/09                                      9,727
   100,000    3.750% , 03/15/11                                     95,435
   100,000    5.875% , 05/15/16                                    103,450
              AmerisourceBergen Corp.
   555,000    5.625% , 09/15/12                                    556,165
   385,000    5.875% , 09/15/15                                    382,585
   100,000    Bristol-Myers Squibb Co.
              5.875% , 11/15/36                                     98,000
              Cardinal Health, Inc.
    10,000    4.000% , 06/15/15                                      8,898
   780,000    5.850% , 12/15/17                                    778,695
    50,000    6.750% , 02/15/11                                     52,574
    20,000    GlaxoSmithKline Capital, Inc.
              5.375% , 04/15/34                                     19,269
              Hospira, Inc.
    10,000    4.950% , 06/15/09                                      9,892
    10,000    5.900% , 06/15/14                                      9,935
              Merck & Co., Inc.
    50,000    4.750% , 03/01/15                                     48,046
   100,000    5.750% , 11/15/36                                     97,009
    25,000    Pfizer, Inc.
              4.500% , 02/15/14                                     24,219
              Schering-Plough Corp.
    40,000    5.550% , 12/01/13                                     40,754
   130,000    6.750% , 12/01/33                                    144,346
   100,000    Teva Pharmaceutical Finance LLC
              5.550% , 02/01/16                                     98,148
              Wyeth
   150,000    5.500% , 03/15/13 - 02/01/14                         151,036
   500,000    5.950% , 04/01/37                                    492,426
   100,000    6.000% , 02/15/36                                     99,448
                                                               -----------
                                                                 3,320,057
                                                               -----------
REAL ESTATE - 1.2%
   470,000    AMB Property LP
              5.450% , 12/01/10                                    472,551
   500,000    AMB Property LP REIT
              7.100% , 06/30/08                                    508,111
    50,000    Archstone-Smith Operating Trust REIT
              3.000% , 06/15/08                                     48,542
    50,000    AvalonBay Communities, Inc. REIT
              6.125% , 11/01/12                                     51,946
    50,000    Boston Properties, Inc. REIT
              6.250% , 01/15/13                                     52,486
              Brandywine Operating Partnership LP REIT
    15,000    4.500% , 11/01/09                                     14,708
    15,000    5.400% , 11/01/14                                     14,835
   680,000    5.750% , 04/01/12                                    689,992
   100,000    6.000% , 04/01/16                                    102,226
              Brookfield Asset Management, Inc. Class A
    50,000    7.125% , 06/15/12                                     53,533
   100,000    7.375% , 03/01/33                                    111,959
   100,000    Colonial Properties Trust REIT
              6.250% , 06/15/14                                    103,326
              Colonial Realty LP
   100,000    5.500% , 10/01/15                                     98,203
 1,090,000    6.050% , 09/01/16                                  1,112,890
              Developers Diversified Realty Corp. REIT
   770,000    5.000% , 05/03/10                                    764,556
   520,000    5.375% , 10/15/12                                    519,728
    25,000    Duke Realty LP
              5.400% , 08/15/14                                     24,772
              ERP Operating LP
    25,000    4.750% , 06/15/09                                     24,700
    50,000    5.250% , 09/15/14                                     49,567
              Health Care Property Investors, Inc. REIT
   160,000    5.650% , 12/15/13                                    158,916
   100,000    6.000% , 01/30/17                                    100,329
   740,000    6.300% , 09/15/16                                    758,557
    20,000    Health Care, Inc. REIT
              6.000% , 11/15/13                                     20,258
    15,000    Healthcare Realty Trust, Inc. REIT
              5.125% , 04/01/14                                     14,424
    50,000    Hospitality Properties Trust REIT
              5.625% , 03/15/17                                     49,242
    20,000    HRPT Properties Trust REIT
              6.250% , 08/15/16                                     20,782
              iStar Financial, Inc. REIT
    20,000    4.875% , 01/15/09                                     19,848
    50,000    5.650% , 09/15/11                                     50,361
    50,000    5.875% , 03/15/16                                     49,638
    20,000    6.000% , 12/15/10                                     20,426
   950,000    Kimco Realty Corp. REIT
              5.584% , 11/23/15                                    954,427
   960,000    Liberty Property-LP REIT
              8.500% , 08/01/10 #                                1,053,193

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                           Value
---------                                                     -----------
             ProLogis REIT
$100,000     5.250% , 11/15/10                                $   100,313
  30,000     5.500% , 03/01/13                                     30,304
 100,000     5.625% , 11/15/15                                    100,804
  50,000     Realty Income Corp. REIT
             5.950% , 09/15/16                                     51,305
             Regency Centers LP REIT
 850,000     5.250% , 08/01/15                                    827,398
  10,000     6.750% , 01/15/12                                     10,584
             Simon Property Group LP REIT
 810,000     4.600%, 06/15/10                                     796,262
  75,000     4.875% , 03/18/10 - 08/15/10                          74,393
 100,000     5.000% , 03/01/12                                     99,053
  50,000     5.100% , 06/15/15                                     48,755
  75,000     5.250% , 12/01/16                                     73,385
 790,000     United Dominion Realty Trust, Inc. REIT
             6.050% , 06/01/13                                    805,118
 100,000     Vornado Realty L.P. REIT
             5.600% , 02/15/11                                    100,292
  20,000     Weingarten Realty Investments REIT
             4.857% , 01/15/14                                     19,354
                                                              -----------
                                                               11,226,352
                                                              -----------
RETAIL - 0.4%
             Autozone, Inc.
  50,000     5.500% , 11/15/15                                     48,991
  20,000     5.875% , 10/15/12                                     20,439
  50,000     Costco Wholesale Corp.
             5.300% , 03/15/12                                     50,361
             CVS Corp.
  40,000     4.000% , 09/15/09                                     38,925
 150,000     4.875% , 09/15/14                                    144,567
 766,085     6.036% , 12/10/28 (a)                                774,826
  85,000     Federated Department Stores
             6.625% , 04/01/11                                     88,632
             Federated Retail Holdings, Inc.
  55,000     5.350% , 03/15/12                                     54,856
 100,000     5.900% , 12/01/16                                     99,627
             Home Depot, Inc.
  80,000     3.750% , 09/15/09                                     77,520
  50,000     5.200% , 03/01/11                                     49,948
 100,000     5.250% , 12/16/13                                     99,308
 125,000     5.400% , 03/01/16                                    122,061
 100,000     5.875% , 12/16/36                                     95,343
             JC Penney Corp., Inc.
  50,000     7.400% , 04/01/37                                     54,021
  50,000     7.950% , 04/01/17                                     56,764
             Limited Brands
  25,000     5.250% , 11/01/14                                     23,871
  25,000     6.125% , 12/01/12                                     25,397
             Lowe's Cos., Inc.
 100,000     5.500% , 10/15/35                                     92,567
  50,000     8.250% , 06/01/10                                     54,623
             May Department Stores Co.
  50,000     4.800% , 07/15/09                                     49,501
  50,000     5.750% , 07/15/14                                     49,601
  20,000     McDonald's Corp.
             5.750% , 03/01/12                                     20,503
             Target Corp.
 520,000     4.000% , 06/15/13 #                                  485,887
  30,000     5.400% , 10/01/08                                     30,159
  50,000     7.000% , 07/15/31                                     57,023
             Wal-Mart Stores, Inc.
  50,000     4.000% , 01/15/10                                     48,866
 100,000     4.550% , 05/01/13                                     96,620
 150,000     5.250% , 09/01/35                                    136,251
 500,000     6.875% , 08/10/09                                    520,440
                                                              -----------
                                                                3,567,498
                                                              -----------
SAVINGS & LOAN - 0.2%
  50,000     AmSouth Bank NA
             4.850% , 04/01/13                                     48,830
  50,000     Charter One Bank FSB
             6.375% , 05/15/12                                     53,090
  25,000     Greenpoint Financial Corp.
             3.200% , 06/06/08                                     24,375
             Washington Mutual Bank
 960,000     5.500% , 01/15/13                                    958,034
 250,000     6.875% , 06/15/11                                    262,319
             Washington Mutual, Inc.
  50,000     4.000% , 01/15/09                                     48,952
 640,000     5.250% , 09/15/17 #                                  608,355
  10,000     World Savings Bank FSB
             4.500% , 06/15/09                                      9,864
                                                              -----------
                                                                2,013,819
                                                              -----------
SOFTWARE - 0.1%
  50,000     Dun & Bradstreet Corp.
             5.500% , 03/15/11                                     50,405
             First Data Corp.
 150,000     3.375% , 08/01/08                                    146,178
 150,000     4.950% , 06/15/15                                    140,367
 200,000     Oracle Corp.
             5.000% , 01/15/11                                    199,264
                                                              -----------
                                                                  536,214
                                                              -----------
SOVEREIGN - 0.0%
 200,000     Svensk Exportkredit AB
             4.875% , 01/19/10                                    200,405
                                                              -----------
TELECOMMUNICATIONS - 2.0%
             ALLTEL Corp.
  35,000     7.000% , 07/01/12                                     36,808
  50,000     7.875% , 07/01/32                                     52,682
             America Movil SA de CV
  10,000     4.125% , 03/01/09                                      9,805
 100,000     5.500% , 03/01/14                                     98,921
  50,000     6.375% , 03/01/35                                     49,253
 200,000     AT&T Corp.
             8.000% , 11/15/31                                    247,157
             AT&T Wireless Services, Inc.
 840,000     7.875% , 03/01/11                                    919,142
 750,000     8.750% , 03/01/31                                    967,457
             BellSouth Corp.
  50,000     4.200% , 09/15/09                                     48,960
 240,000     4.750% , 11/15/12                                    233,887
  50,000     5.200% , 09/15/14                                     49,152
 150,000     6.000% , 11/15/34                                    144,494
  25,000     6.550% , 06/15/34                                     25,703
             British Telecommunications PLC
 150,000     8.625% , 12/15/10                                    167,439
 150,000     9.125% , 12/15/30                                    205,952
             CenturyTel, Inc.
 320,000     6.000% , 04/01/17                                    316,924
  40,000     7.875% , 08/15/12                                     43,893
  30,000     Cingular Wireless LLC
             6.500% , 12/15/11                                     31,605
             Cisco Systems, Inc.
 150,000     5.250% , 02/22/11                                    150,733
 100,000     5.500% , 02/22/16                                    100,692
             Deutsche Telekom International Finance BV
 150,000     5.250% , 07/22/13                                    148,013
 460,000     5.750% , 03/23/16                                    459,989

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                            Value
---------                                                      -----------
$  950,000    8.000% , 06/15/10                                $ 1,029,815
   490,000    8.250% , 06/15/30                                    606,942
   150,000    9.250% , 06/01/32                                    202,118
              Embarq Corp.
    50,000    6.738% , 06/01/13                                     51,620
    75,000    7.082% , 06/01/16                                     76,466
   100,000    7.995% , 06/01/36                                    103,261
              France Telecom SA
 1,130,000    7.750% , 03/01/11                                  1,231,110
   240,000    8.500% , 03/01/31                                    311,919
              GTE Corp.
   100,000    6.940% , 04/15/28                                    105,464
    48,000    7.510% , 04/01/09                                     50,028
   100,000    GTE North, Inc.
              5.650% , 11/15/08                                    100,455
    50,000    Harris Corp.
              5.000% , 10/01/15                                     47,508
              Nextel Communications, Inc.
   125,000    6.875% , 10/31/13                                    128,058
   525,000    7.375% , 08/01/15                                    543,007
    50,000    Pacific Bell
              7.125% , 03/15/26                                     53,256
              Royal KPN NV
   630,000    8.000% , 10/01/10                                    683,385
   100,000    8.375% , 10/01/30                                    113,208
              SBC Communications, Inc.
   150,000    4.125% , 09/15/09                                    146,624
 1,120,000    5.100% , 09/15/14                                  1,094,223
    50,000    5.625% , 06/15/16                                     50,156
    50,000    6.450% , 06/15/34                                     50,892
              Sprint Capital Corp.
   100,000    6.875% , 11/15/28                                     99,589
   420,000    8.375% , 03/15/12                                    468,606
 1,000,000    8.750% , 03/15/32                                  1,179,519
   190,000    Sprint Nextel Corp.
              6.000% , 12/01/16                                    186,980
 1,560,000    TCI Communications Finance
              9.650% , 03/31/27                                  1,635,270
              Telecom Italia Capital SA
    50,000    4.000% , 01/15/10                                     48,307
   170,000    4.950% , 09/30/14                                    160,139
   435,000    5.250% , 11/15/13 - 10/01/15                         418,631
    50,000    6.000% , 09/30/34                                     45,276
 1,220,000    6.200% , 07/18/11                                  1,252,158
    50,000    6.375% , 11/15/33                                     47,158
   250,000    Telefonica Emisones SAU
              6.421% , 06/20/16                                    260,931
   200,000    Telefonica Europe BV
              7.750% , 09/15/10                                    215,512
              Telefonos de Mexico SA
    50,000    4.750% , 01/27/10                                     49,364
   100,000    5.500% , 01/27/15                                     98,250
   100,000    Telus Corp.
              8.000% , 06/01/11                                    109,523
   100,000    Verizon Florida, Inc.
              6.125% , 01/15/13                                    102,651
              Verizon Global Funding Corp.
    55,000    6.875% , 06/15/12 #                                   59,042
   200,000    7.250% , 12/01/10                                    213,624
   880,000    7.750% , 12/01/30 #                                1,019,999
   100,000    Verizon Maryland, Inc.
              6.125% , 03/01/12                                    103,305
    30,000    Verizon New England, Inc.
              6.500% , 09/15/11                                     31,277
              Vodafone Group PLC
   200,000    7.750% , 02/15/10                                    213,477
   100,000    7.875% , 02/15/30                                    115,438
                                                               -----------
                                                                19,422,202
                                                               -----------
TRANSPORTATION - 0.1%
              Burlington Northern Santa Fe Corp.
    50,000    4.875% , 01/15/15                                     47,133
   175,000    7.125% , 12/15/10                                    185,672
    25,000    Canadian National Railway Co.
              4.250% , 08/01/09                                     24,520
              CSX Corp.
    50,000    6.000% , 10/01/36                                     47,680
   100,000    7.950% , 05/01/27                                    118,387
              FedEx Corp.
    25,000    3.500% , 04/01/09                                     24,219
    40,000    5.500% , 08/15/09                                     40,305
    35,000    Kowloon Canton Railway Corp.
              8.000% , 03/15/10                                     37,845
    50,000    MTR Corp.
              7.500% , 02/04/09                                     52,081
   200,000    Norfolk Southern Corp.
              7.250% , 02/15/31                                    221,188
              Union Pacific Corp.
    20,000    5.375% , 05/01/14                                     19,861
    10,000    6.500% , 04/15/12                                     10,482
                                                               -----------
                                                                   829,373
                                                               -----------
UTILITIES- ELECTRIC - 1.6%
 1,335,000    Abu Dhabi National Energy Co.
              6.500% , 10/27/36 (a)                              1,348,813
    25,000    Alabama Power Co.
              3.125% , 05/01/08                                     24,459
              Appalachian Power Co.
   100,000    5.000% , 06/01/17                                     94,650
    50,000    5.800% , 10/01/35                                     47,398
              Arizona Public Service
    25,000    5.800% , 06/30/14                                     25,218
    50,000    6.500% , 03/01/12                                     52,103
              Baltimore Gas & Electric
    25,000    5.900% , 10/01/16 (a)                                 25,362
    50,000    6.350% , 10/01/36 (a)                                 50,866
    50,000    Centerpoint Energy Houston
              5.750% , 01/15/14                                     50,413
    20,000    Cincinnati Gas & Electric
              5.700% , 09/15/12                                     20,346
    25,000    Cleveland Electric Illumniating Co.
              5.700% , 04/01/17                                     24,850
    50,000    Commonwealth Edison Co.
              5.400% , 12/15/11                                     48,805
    50,000    Consolidated Edison Co. of New York
              4.700% , 06/15/09                                     49,618
    15,000    Constellation Energy Group, Inc.
              7.600% , 04/01/32                                     16,983
              Consumers Energy Co.
    20,000    4.000% , 05/15/10                                     19,298
    25,000    4.250% , 04/15/08                                     24,738
    50,000    5.150% , 02/15/17                                     48,126
    25,000    5.375% , 04/15/13                                     24,968
    25,000    5.500% , 08/15/16                                     24,872
    20,000    Dayton Power & Light Co.
              5.125% , 10/01/13                                     19,756
              Dominion Resources, Inc.
   130,000    4.125% , 02/15/08                                    128,646
    50,000    4.750% , 12/15/10                                     49,291
   220,000    5.125% , 12/15/09                                    220,076
    65,000    5.250% , 08/01/33                                     64,006
    50,000    5.600% , 11/15/16                                     49,740
   230,000    5.700% , 09/17/12                                    234,966

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                            Value
---------                                                      -----------
$   15,000    6.750% , 12/15/32                                $    16,110
   100,000    7.195% , 09/15/14                                    109,919
   100,000    Duke Energy Corp.
              5.300% , 10/01/15                                     99,797
    50,000    Eksportfinans A
              5.000% , 02/14/12                                     50,278
    50,000    Empresa Nacional de Electricidad SA
              8.500% , 04/01/09                                     52,940
    30,000    Energy East Corp.
              6.750% , 06/15/12                                     31,826
              Exelon Corp.
    50,000    4.450% , 06/15/10                                     48,563
   470,000    5.625% , 06/15/35                                    430,024
   200,000    Exelon Generation Co. LLC
              6.950% , 06/15/11                                    209,656
              FirstEnergy Corp.
   100,000    6.450% , 11/15/11                                    104,816
 1,230,000    7.375% , 11/15/31                                  1,397,361
              Florida Power & Light Co.
   250,000    4.850% , 02/01/13                                    245,019
    75,000    4.950% , 06/01/35                                     66,474
   100,000    5.400% , 09/01/35                                     94,843
              Florida Power Corp.
    50,000    4.500% , 06/01/10                                     49,083
    50,000    4.800% , 03/01/13                                     48,744
              Hydro-Quebec
   500,000    6.300% , 05/11/11                                    524,585
   100,000    8.050% , 07/07/24                                    128,819
    20,000    Jersey Central Power & Light
              5.625% , 05/01/16                                     20,105
   550,000    Korea Electric Power Corp.
              4.250% , 09/12/07 (a)                                546,616
    15,000    Metropolitan Edison Co.
              4.875% , 04/01/14                                     14,395
              MidAmerican Energy Co.
    15,000    4.650% , 10/01/14                                     14,359
   100,000    5.125% , 01/15/13                                     99,032
    50,000    5.800% , 10/15/36                                     49,297
    50,000    6.750% , 12/30/31                                     55,342
              MidAmerican Energy Holdings Co.
    80,000    3.500% , 05/15/08                                     78,503
    50,000    5.000% , 02/15/14                                     48,500
    50,000    6.125% , 04/01/36                                     49,892
 1,050,000    Niagara Mohawk Power Corp.
              7.750% , 10/01/08                                  1,086,912
              Nisource Finance Corp.
    50,000    5.400% , 07/15/14                                     48,849
   100,000    5.450% , 09/15/20                                     94,003
   100,000    Northern States Power Corp.
              5.250% , 07/15/35                                     92,117
   160,000    Oncor Electric Delivery Co.
              7.000% , 09/01/22-05/01/32                           172,755
              Pacific Gas & Electric Co.
   310,000    5.800% , 03/01/37                                    298,869
    15,000    3.600% , 03/01/09                                     14,601
    20,000    4.200% , 03/01/11                                     19,362
    25,000    4.800% , 03/01/14                                     24,241
   295,000    6.050% , 03/01/34                                    295,722
    50,000    Pacificorp
              5.250% , 06/15/35                                     45,741
    50,000    Peco Energy Co.
              3.500% , 05/01/08                                     49,112
    80,000    PPL Electric Utilities Corp.
              6.250% , 08/15/09                                     81,808
              PPL Energy Supply LLC
    25,000    5.400% , 08/15/14                                     24,552
   100,000    6.400% , 11/01/11                                    103,841
              PSE&G Power LLC
    25,000    3.750% , 04/01/09                                     24,268
    20,000    5.000% , 04/01/14                                     19,291
    25,000    5.500% , 12/01/15                                     24,660
   150,000    7.750% , 04/15/11                                    162,674
   100,000    PSI Energy, Inc.
              5.000% , 09/15/13                                     97,313
              Public Service Co. of Colorado
    50,000    4.375% , 10/01/08                                     49,402
    35,000    7.875% , 10/01/12                                     39,407
              Public Service Electric & Gas Co.
    50,000    4.000% , 11/01/08                                     49,126
    25,000    5.000% , 08/15/14                                     24,397
   100,000    Puget Sound Energy, Inc.
              6.274% , 03/15/37                                    100,711
              Scottish Power PLC
    50,000    4.910% , 03/15/10                                     49,615
    25,000    5.810% , 03/15/25                                     24,559
    50,000    South Carolina Electric & Gas
              5.300% , 05/15/33                                     46,522
              Southern California Edison Co.
    50,000    5.000% , 01/15/16                                     48,612
    50,000    5.625% , 02/01/36                                     48,430
    40,000    6.000% , 01/15/34                                     40,797
    50,000    Southwestern Public Service Co.
              6.000% , 10/01/36                                     49,447
              TXU Corp.
 1,100,000    4.800% , 11/15/09                                  1,080,535
   320,000    5.550% , 11/15/14 #                                  283,417
    70,000    6.500% , 11/15/24                                     58,998
   835,000    6.550% , 11/15/34                                    699,227
 2,190,000    TXU Energy Co. LLC
              7.000% , 03/15/13                                  2,275,936
    15,000    Union Electric Co.
              5.100% , 10/01/19                                     13,975
              Virginia Electric & Power Co.
   200,000    4.750% , 03/01/13                                    193,783
   100,000    5.400% , 01/15/16                                     98,959
              Wisconsin Electric Power
    30,000    4.500% , 05/15/13                                     28,684
    25,000    5.700% , 12/01/36                                     24,401
                                                               -----------
                                                                15,582,896
                                                               -----------
UTILITIES- GAS - 0.1%
    20,000    AGL Capital Corp.
              6.000% , 10/01/34                                     18,897
    30,000    Atmos Energy Corp.
              5.125% , 01/15/13                                     29,172
   200,000    KeySpan Corp.
              7.625% , 11/15/10                                    215,885
    50,000    Oneok, Inc.
              6.000% , 06/15/35                                     46,171
    50,000    Sempra Energy
              4.750% , 05/15/09                                     49,584
    50,000    Southern California Gas Co.
              4.375% , 01/15/11                                     48,649
    20,000    Southern Union Co.
              7.600% , 02/01/24                                     21,438
                                                               -----------
                                                                   429,796
                                                               -----------
UTILITIES- WATER - 0.0%
              United Utilities PLC
    25,000    4.550% , 06/19/18                                     22,354

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                             Value
---------                                                       ------------
$    50,000    5.375% , 02/01/19                                $     47,906
                                                                ------------
                                                                      70,260
                                                                ------------
                                                                 337,164,184
                                                                ------------
TOTAL CORPORATE BONDS & NOTES
  (Cost $334,252,303 )                                           337,164,184
                                                                ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 62.8%
FEDERAL FARM CREDIT BANK - 0.1%
               Federal Farm Credit Bank
    100,000    3.000% , 04/15/08                                      97,948
    100,000    4.125% , 07/17/09                                      98,427
    200,000    4.250% , 10/10/08                                     198,178
    200,000    4.875% , 02/18/11                                     200,210
    100,000    5.000% , 10/23/09                                     100,391
                                                                ------------
                                                                     695,154
                                                                ------------
FEDERAL HOME LOAN BANK SYSTEM - 1.0%
               Federal Home Loan Bank System
  1,000,000    3.625% , 11/14/08                                     980,339
    500,000    3.750% , 08/18/09                                     487,997
    300,000    3.875% , 08/22/08                                     295,748
  1,250,000    4.250% , 09/26/08 - 11/02/10                        1,235,960
    750,000    4.375% , 03/17/10                                     741,844
    500,000    4.500% , 09/16/13                                     488,926
     50,000    4.650% , 08/22/08                                      49,805
  1,200,000    5.000% , 10/16/09 - 10/13/11                        1,205,756
    100,000    5.050% , 01/26/15                                     100,604
  1,000,000    5.125% , 08/08/08                                   1,002,170
    500,000    5.250% , 06/10/11                                     507,615
    700,000    5.375% , 10/02/08 - 08/15/18                          705,840
    640,000    5.400% , 01/02/09                                     639,821
    100,000    5.500% , 10/19/16                                     100,213
    100,000    5.550% , 10/19/09                                      99,985
     75,000    5.625% , 06/13/16                                      77,144
    500,000    6.000% , 04/25/16                                     502,468
                                                                ------------
                                                                   9,222,235
                                                                ------------
FEDERAL HOME LOAN MORTGAGE CORP. - 8.0%
               Federal Home Loan Mortgage Corp.
    810,894    4.000% , 11/01/19 - 02/01/20                          766,314
  1,000,000    4.125% , 07/12/10                                     979,522
    250,000    4.250% , 05/23/08                                     247,936
    250,000    4.375% , 07/17/15                                     239,993
  1,860,546    4.500% , 11/15/11 - 08/01/35                        1,784,032
    250,000    4.625% , 12/19/08                                     248,902
  2,570,000    4.650% , 10/10/13                                   2,496,372
    450,000    4.750% , 01/18/11                                     448,760
    750,000    4.875% , 02/17/09 - 11/15/13                          749,313
 27,078,517    5.000% , 01/30/14                                  26,224,432
    890,000    5.125% , 10/15/08 - 05/13/13                          893,282
    100,000    5.200% , 03/05/19                                      98,048
  1,940,000    5.250% , 02/24/11 - 04/18/16                        1,959,535
    710,000    5.300% , 05/12/20                                     690,720
    100,000    5.375% , 12/27/11                                      99,871
  1,010,000    5.450% , 09/02/11 - 11/21/13                        1,009,879
 19,408,424    5.500% , 04/24/09                                  19,303,681
    100,000    5.550% , 10/04/16                                     100,974
    350,000    5.600% , 09/26/13 - 10/17/13                          350,634
  1,210,000    5.625% , 03/15/11 - 11/23/35                        1,195,080
    500,000    5.750% , 01/23/17                                     498,733
 10,501,976    6.000% , 06/15/11                                  10,639,661
    400,000    6.250% , 07/15/32                                     455,601
  3,029,407    6.500% , 05/01/29                                   3,097,928
  1,500,000    6.875% , 09/15/10                                   1,597,451
    658,996    7.000% , 05/01/30 - 12/01/33                          683,757
    203,003    7.500% , 09/01/29 - 05/01/31                          212,442
    195,755    8.000% , 07/01/30 - 05/01/31                          206,055
                                                                ------------
                                                                  77,278,908
                                                                ------------
FEDERAL HOME LOAN PC - 1.1%
               Federal Home Loan PC
  2,780,209    4.500% , 12/01/18 - 03/01/36                        2,677,904
  4,544,883    5.000% , 02/01/19 - 09/01/33                        4,456,825
  1,619,848    5.942% , 10/01/36                                   1,640,143
  1,550,562    6.500% , 08/01/26 - 08/01/26                        1,585,159
                                                                ------------
                                                                  10,360,031
                                                                ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 27.4%
               Federal National Mortgage Association
    100,000    3.125% , 03/16/09                                      96,742
    500,000    3.375% , 12/15/08                                     487,651
  1,200,000    3.875% , 07/15/08                                   1,183,792
  2,158,629    4.000% , 05/01/19 - 10/01/20                        2,040,259
    300,000    4.200% , 06/08/09                                     295,821
  1,000,000    4.250% , 05/15/09                                     987,812
  5,140,000    4.338% , 06/01/36                                   5,134,680
 15,323,153    4.500% , 06/01/18 - TBA                            14,643,621
  2,370,000    4.610% , 10/10/13                                   2,298,516
    800,000    4.625% , 10/15/14                                     783,974
  1,000,000    4.750% , 08/25/08                                     997,471
  2,065,000    4.780% , 04/01/36                                   2,065,681
  1,250,000    4.804% , 06/01/35                                   1,242,658
 64,766,308    5.000% , 09/15/08 - TBA                            63,057,996
  1,200,000    5.125% , 04/15/11                                   1,212,341
    730,000    5.200% , 11/08/10                                     728,551
    500,000    5.250% , 09/15/16                                     508,988
    150,000    5.400% , 04/13/09                                     150,001
    100,000    5.450% , 10/18/21                                     100,065
    500,000    5.468% , 03/01/37                                     502,734
 93,059,479    5.500% , 09/29/08 - TBA                            92,353,659
    648,153    5.546% , 02/01/37                                     651,864
    245,972    5.552% , 12/01/36                                     247,144
    251,482    5.555% , 01/01/37                                     252,592
    100,000    5.625% , 11/15/21                                      99,412
    100,000    5.750% , 02/17/22                                      97,887
    200,000    5.800% , 02/09/26                                     199,628
 40,899,582    6.000% , 10/01/08 - TBA                            41,330,541
    100,000    6.070% , 05/12/16                                     100,627
    100,000    6.250% , 01/25/21                                      99,608
 25,310,105    6.500% , 05/01/16 - TBA                            25,920,354
  1,030,000    6.625% , 09/15/09 - 11/15/30                        1,085,526
  3,668,511    7.000% , 01/01/28 - TBA                             3,803,680
    500,000    7.250% , 05/15/30                                     630,595
    463,699    7.500% , 10/01/15 - 03/01/31                          483,499
    164,807    8.000% , 07/01/25                                     173,020

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Principal
Amount                                                              Value
---------                                                        ------------
$    35,313    8.500% , 12/01/26 - 07/01/27                      $     37,983
                                                                 ------------
                                                                  266,086,973
                                                                 ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.2%
               Government National Mortgage Association
    613,182    4.500% , 09/15/33 - 10/15/33                           581,333
 17,789,720    5.000% , 07/15/33 - TBA                             17,334,243
 13,118,015    5.500% , 02/15/33 - TBA                             13,053,741
 16,292,064    6.000% , 02/15/26 - TBA                             16,527,494
  1,661,877    6.500% , 08/15/28 - TBA                              1,708,350
    441,132    7.000% , 01/15/23 - 04/15/29                           461,206
    289,274    7.500% , 10/15/22 - 09/15/29                           301,936
     72,324    8.000% , 10/15/29 - 07/15/30                            76,762
                                                                 ------------
                                                                   50,045,065
                                                                 ------------
TENNESSEE VALLEY AUTHORITY - 0.0%
               Tennessee Valley Authority
    100,000    4.375% , 06/15/15                                       95,767
     25,000    4.650% , 06/15/35                                       22,462
    100,000    6.150% , 01/15/38                                      111,656
     50,000    6.250% , 12/15/17                                       54,821
    125,000    6.750% , 11/01/25                                      148,393
                                                                 ------------
                                                                      433,099
                                                                 ------------
U.S. TREASURY BONDS - 4.3%
               United States Treasury Bonds
  5,800,000    4.500% , 02/15/36 #                                  5,468,310
  8,350,000    4.750% , 02/15/37 #                                  8,219,531
  1,200,000    5.250% , 02/15/29                                    1,252,781
    250,000    5.375% , 02/15/31                                      266,524
  5,025,000    6.000% , 02/15/26                                    5,679,426
  1,100,000    6.125% , 11/15/27                                    1,269,984
  1,050,000    6.250% , 08/15/23 - 05/15/30                         1,218,301
    350,000    6.375% , 08/15/27                                      414,531
    400,000    6.500% , 11/15/26                                      478,562
  1,000,000    6.625% , 02/15/27                                    1,212,969
    500,000    6.750% , 08/15/26 #                                    612,617
    400,000    6.875% , 08/15/25                                      493,312
    500,000    7.125% , 02/15/23                                      620,742
  2,900,000    7.250% , 05/15/16 - 08/15/22                         3,529,602
    450,000    7.500% , 11/15/16                                      546,873
    400,000    7.625% , 02/15/25                                      527,188
  2,500,000    8.125% , 08/15/19 - 08/15/21                         3,295,899
  1,700,000    8.750% , 05/15/17 - 08/15/20                         2,304,508
  1,100,000    8.875% , 08/15/17 - 02/15/19                         1,492,821
    500,000    9.125% , 05/15/18                                      687,305
    150,000    10.375% , 11/15/12                                     154,787
    800,000    12.000% , 08/15/13                                     876,218
    400,000    13.250% , 05/15/14                                     469,375
    580,000    6.920% , 11/15/21 (b)                                  280,954
                                                                 ------------
                                                                   41,373,120
                                                                 ------------
U.S. TREASURY INFLATION INDEXED BONDS - .9%
               United States Treasury Inflation Indexed Bonds
    244,738    2.000% , 01/15/26 (f) #                                232,596
  1,303,398    0.875% , 04/15/10 (f)                                1,260,274
    352,637    1.875% , 07/15/13 (f)                                  348,036
    633,507    2.375% , 01/15/25 (f) #                                637,614
  4,855,316    3.625% , 04/15/28 (f) #                              5,910,021
    739,056    3.875% , 01/15/09 - 04/15/29 # (f)                     903,655
                                                                 ------------
                                                                    9,292,196
                                                                 ------------
U.S. TREASURY INFLATION INDEXED NOTES - .7%
               United States Treasury Inflation Indexed Notes
    249,732    1.875% , 07/15/15 (f) #                                244,123
  6,495,744    2.000% , 01/15/16 (f) #                              6,395,514
    300,420    2.375% , 01/15/17 (f) #                                304,868
                                                                 ------------
                                                                    6,944,505
                                                                 ------------
U.S. TREASURY NOTES - 14.1%
               United States Treasury Notes
  3,775,000    2.625% , 05/15/08 - 03/15/09                         3,662,165
  3,750,000    3.125% , 09/15/08 - 04/15/09                         3,656,103
  1,500,000    3.250% , 08/15/08                                    1,469,766
  2,000,000    3.375% , 12/15/08 - 10/15/09                         1,950,781
  2,300,000    3.500% , 08/15/09 - 02/15/10                         2,240,004
  8,015,000    3.625% , 07/15/09 - 06/15/10 #                       7,811,529
 19,750,000    3.875% , 05/15/09 - 02/15/13 #                      19,387,513
  4,850,000    4.000% , 06/15/09 - 02/15/14                         4,754,750
  1,950,000    4.125% , 08/15/10 - 05/15/15                         1,904,914
  4,100,000    4.250% , 08/15/13 - 11/15/14                         4,015,246
  7,568,000    4.375% , 11/15/08 - 08/15/12 #                       7,520,592
  5,300,000    4.500% , 02/15/09 - 11/15/15                         5,283,348
  6,375,000    4.625% , 11/15/09 - 02/15/17 #                       6,387,691
 12,730,000    4.750% , 11/15/08 - 05/15/14                        12,771,145
 22,450,000    4.875% , 05/31/08 - 08/15/16                        22,738,633
  1,400,000    5.000% , 02/15/11 - 08/15/11                         1,424,898
 25,710,000    5.125% , 06/30/11 - 05/15/16 #                      26,279,842
    500,000    5.500% , 05/15/09                                      509,121
  1,000,000    5.625% , 05/15/08                                    1,008,164
    400,000    5.750% , 08/15/10                                      415,078
  1,990,000    6.000% , 08/15/09 #                                  2,052,110
                                                                 ------------
                                                                  137,243,393
                                                                 ------------
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $610,730,694)                                             608,974,679
                                                                 ------------
FOREIGN GOVERNMENT OBLIGATIONS - 0.9%
    250,000    Malaysia
               7.500% , 07/15/11                                      271,795
    100,000    Poland Government International Bond
               5.000% , 10/19/15                                       98,551
     50,000    Province of British Columbia
               4.300% , 05/30/13                                       48,420
               Province of Manitoba
     50,000    4.450% , 04/12/10                                       49,431
    200,000    9.625% , 12/01/18                                      276,406
     50,000    Province of New Brunswick Canada
               5.200% , 02/21/17                                       50,459
     20,000    Province of Nova Scotia
               5.750% , 02/27/12                                       20,643
               Province of Ontario
    100,000    3.125% , 05/02/08                                       97,867
     50,000    3.625% , 10/21/09                                       48,500
    100,000    4.500% , 02/03/15                                       97,102
     50,000    5.450% , 04/27/16                                       51,475
               Province of Quebec
     50,000    4.600% , 05/26/15                                       48,315
     50,000    4.875% , 05/05/14                                       49,423
    200,000    7.125% , 02/09/24                                      235,845
     50,000    7.500% , 09/15/29                                       63,172
    100,000    Region of Lombardy
               5.804% , 10/25/32                                      102,599

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)


Shares /
Principal
Amount                                                            Value
---------                                                       ----------
$  100,000    Republic of Egypt
              4.450% , 09/15/15                                 $   96,580
              Republic of Chile
    50,000    5.500% , 01/15/13                                     50,820
    20,000    7.125% , 01/11/12                                     21,648
    50,000    Republic of Hungary
              4.750% , 02/03/15                                     48,377
              Republic of Italy
   100,000    3.250% , 05/15/09                                     96,832
   500,000    4.000% , 06/16/08                                    493,657
   250,000    4.375% , 06/15/13                                    241,099
   200,000    6.875% , 09/27/23                                    229,290
              Republic of Korea
    30,000    4.250% , 06/01/13                                     28,560
    50,000    4.875% , 09/22/14                                     48,733
   100,000    5.625% , 11/03/25                                     99,244
   100,000    8.875% , 04/15/08                                    103,793
              Republic of Poland
    50,000    5.250% , 01/15/14                                     50,268
    25,000    6.250% , 07/03/12                                     26,369
 1,560,000    Russian Federation
              5.000% , 03/31/30 (d)                              1,770,444
              South African Republic
    35,000    6.500% , 06/02/14                                     37,275
   100,000    7.375% , 04/25/12                                    108,625
              State of Israel
   100,000    4.625% , 06/15/13                                     96,364
   295,000    5.500% , 11/09/16 - 04/26/24                         306,671
              United Mexican States
   150,000    4.625% , 10/08/08                                    148,350
   112,000    5.625% , 01/15/17 #                                  112,896
   200,000    6.375% , 01/16/13                                    210,900
    30,000    6.625% , 03/03/15                                     32,400
 1,790,000    6.750% , 09/27/34                                  1,951,995
   100,000    7.500% , 04/08/33                                    119,000
    75,000    8.125% , 12/30/19                                     92,063
   100,000    8.300% , 08/15/31                                    128,850
    75,000    11.375% , 09/15/16                                   107,513
    20,000    11.500% , 05/15/26                                    32,770
                                                                ----------
                                                                 8,501,389
                                                                ----------
                                                                 8,501,389
                                                                ----------
TOTAL FOREIGN OBLIGATIONS
  (Cost $8,056,728)                                              8,501,389
                                                                ----------
COMMON STOCKS - 0.0%

                                                                  Value
                                                                ----------
     1,732    Applied Extrusion Technologies, Inc. Class B *         6,928
       880    Globix Corp. # (g)                                         0
   367,973    Home Interiors & Gifts, Inc. (a) (g)                  99,353
                                                                ----------
                                                                   106,281
                                                                ----------
TOTAL COMMON STOCKS
  (Cost $213,037)                                                  106,281
                                                                ----------
PREFERRED STOCKS - 0.0%
    14,600    General Motors Acceptance Corp.
              Class B Convertible 5.250%                           302,950
                                                                ----------
TOTAL PREFERRED STOCKS
  (Cost $273,686)                                                  302,950
                                                                ----------
MUNICIPALS - 0.1%

CALIFORNIA - 0.0%
$   50,000    Alameda Corridor Transportation
              Authority (MBIA)
              6.600% , 10/01/29                                     56,188
                                                                ----------

ILLINOIS - 0.0%
    50,000    State of Illinois G.O.
              4.950% , 06/01/23                                     47,949
    50,000    State of Illinois G.O.
              5.100% , 06/01/33                                     47,747
                                                                ----------
                                                                    95,696
                                                                ----------
NEW JERSEY - 0.1%
   100,000    New Jersey Economic Development
              Authority, Ser. A (MBIA)
              7.425% , 02/15/29                                    123,796
    95,000    New Jersey State Turnpike Authority
              Rev. Bond Unrefunded Balance, Ser. B (AMBAC)
              4.252% , 01/01/16                                     90,220
                                                                ----------
                                                                   214,016
                                                                ----------
OREGON - 0.0%
    50,000    Oregon School Boards Association,
              Rev.Bond (FSA)
              5.528% , 06/30/28                                     49,307
    50,000    State of Oregon G.O.
              5.762% , 06/01/23                                     51,632
   100,000    State of Oregon G.O.
              5.892% , 06/01/27                                    103,947
                                                                ----------
                                                                   204,886
                                                                ----------
WISCONSIN - 0.0%
    50,000    State of Wisconsin, Rev. Bond, Ser. A
              (FSA)
              5.700% , 05/01/26                                     50,858
                                                                ----------
TOTAL MUNICIPALS
  (Cost $615,165)                                                  621,644
                                                                ----------
PURCHASED OPTIONS - 0.1%

CALL OPTIONS - 0.1%
        97    Eurodollar Futures, Strike 94.00 Expires
              09/17/2007                                           224,312
       176    Eurodollar Futures, Strike 94.00 Expires
              06/18/2007                                           323,400
        19    Eurodollar Futures, Strike 94.50 Expires
              09/17/2007                                            20,306
        26    Eurodollar Futures, Strike 94.75 Expires
              06/18/2007                                             3,738
        12    Eurodollar Futures, Strike 94.75 Expires
              09/17/2007                                             7,125

PORTFOLIO OF INVESTMENTS
MetLife Investment Funds, Inc. / Diversified Bond Fund / March 31, 2007 (Unaudited) (continued)



Shares /
Principal
Amount                                                               Value
---------                                                       --------------
         36    Eurodollar Futures, Strike 95.00 Expires
               09/17/2007                                       $       12,150
                                                                --------------
                                                                       591,031
                                                                --------------
PUT OPTIONS - 0.0%
          7    Eurodollar Futures, Strike 94.75 Expires
               06/18/2007                                                1,269
                                                                --------------
TOTAL PURCHASED OPTIONS
(Cost $599,215)                                                        592,300
                                                                --------------
SHORT-TERM INVESTMENTS - 8.2%

COMMERCIAL PAPER - 1.9%
$ 2,200,000    Atlantic Asset Security
               5.280% , 04/17/07                                     2,194,837
 10,000,000    Giro Balanced Funding, Inc.
               5.270% , 04/12/07                                     9,983,897
  7,000,000    Jupiter Securitization Corp.
               5.260% , 04/12/07                                     6,988,750
                                                                --------------
                                                                    19,167,484
                                                                --------------
GOVERNMENT & AGENCY SECURITIES - 0.1%
    560,000    Federal National Mortgage Association
               4.814% , 06/25/07 (c) (h)                               553,484
                                                                --------------
MUTUAL FUND - 1.9%
 18,272,849    Goldman Sachs Prime Obligations
               Fund 5.241% (e)                                      18,272,849
                                                                --------------
REPURCHASE AGREEMENTS - 4.3%
 21,200,000    Lehman Brothers Repurchase Agreement dated
               03/30/07 at 5.250% to be repurchased at
               $21,209,275 on 04/02/07 collateralized by
               $21,600,000 Federal National Mortgage
               Association 5.500% due 03/26/14 with a value
               of 21,267,000.                                       21,200,000
 20,883,000    State Street Bank & Trust Co., Repurchase
               Agreement, dated 03/30/07 at 2.500% to be
               repurchased at $20,887,351 on 04/02/07
               collateralized by $21,410,000 U.S. Treasury
               Bill at 4.830% due 05/03/07 with a value of
               $21,302,950.                                         20,883,000
                                                                --------------
                                                                    42,083,000
                                                                --------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $80,076,817)                                                  80,076,817
                                                                --------------
TOTAL INVESTMENTS - 106.8%
(Cost $1,034,867,200+)                                           1,036,390,451
                                                                --------------
Liabilities in excess of other assets - (6.8)%                     (66,410,006)
                                                                --------------
TOTAL NET ASSETS - 100.0%                                       $  969,980,445
                                                                ==============
--------
NOTES TO THE PORTFOLIO OF INVESTMENTS:

(+) -- Aggregate unrealized appreciation and depreciation based on cost for federal income tax purpose are $9,405,031 and 7,881,779 respectively, resulting in a Net unrealized appreciation of $1,523,252.
#   --  A portion or all of the security was held on loan. As of March 31,
        2007, the market value of the securities loaned was $355,204,510 and the collateral received consisted of cash in the amount of $355,671,926.
*   --  Non-income producing security.
(a) -- 144A securities. Securities restricted for resale to Qualified Institutional Buyers. These securities represent in the aggregate $39,952,413 of Net Assets.
(b) -- Indicates a variable rate security. The rate shown reflects the current interest rate in effect at March 31, 2007.
(c) -- Security is issued with a zero coupon. Income is recognized through the accretion of discount.
(d) -- Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2007. Maturity date disclosed is the ultimate maturity.
(e) --  Rate quoted represents the seven day yield of the Fund.
(f) -- Represents a Treasury Inflation - Protected Security (TIPS). The interest and redemption payments for TIPS are tied to inflation as measured by the Consumer Price Index.
(g) --  Represent a security which is fair-valued.
(h) -- All or a portion of these securities have been pledged to cover collateral requirements for open futures.

For Information regarding the Fund's policy regarding Valuation of Investments and other significant accounting policies, please refer to the Fund's most recent Annual Reports.

SECURITY ABBREVIATIONS:

ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corp.
FSA - Financial Security Assurance Co.
MBIA - Municipal Bond Insurance Association
REIT - Real Estate Investment Trust
TBA - To Be Announced

FUTURES CONTRACTS:

                                                                                                      Unrealized
  Number of                                                 Expiration                              Appreciation /
  Contracts      Face Value      Underlying Securities         Date    Notional Cost Notional Value (Depreciation)
  ---------     -----------  -----------------------------  ---------- ------------- -------------- --------------
Long Position
-------------
      77         19,250,000  EuroDollar Futures              Sep-2007  $ 18,273,048   $ 18,273,063    $      15
     265         26,500,000  U.S. Treasury Note 5 Year       Jun-2007    27,931,513     28,036,173      104,661
                             Futures
     135         13,500,000  U.S. Treasury Bond Futures      Jun-2007    15,152,113     15,018,750     (133,363)
                                                                                                      ---------
                                                                                                      $ (28,687)
                                                                                                      =========
Short Position
--------------
     (8)         (2,000,000) EuroDollar Futures              Mar-2008  $ (1,907,960)  $ (1,905,500)   $   2,460
     (20)        (5,000,000) EuroDollar Futures              Jun-2007    (4,743,163)    (4,736,750)       6,413
     (3)           (600,000) U.S. Treasury Note 2 Year       Jun-2007      (615,407)      (614,663)         744
                             Futures
    (202)       (20,200,000) U.S. Treasury Note 10 Year      Jun-2007   (21,985,568)   (21,841,250)     144,318
                             Futures
                                                                                                      ---------
                                                                                                      $ 153,935
                                                                                                      =========

WRITTEN OPTIONS:

                                                                       Exercise Expiration  Current
Description                                                  Contracts  Price     Month      Value
-----------                                                  --------- -------- ---------- --------
Call Options:
-------------
EuroDollar Futures                                              (14)    95.000   Jun-2007  $   (613)
U.S. Treasury Bonds Futures                                     (27)   113.000   Feb-2007   (12,756)
U.S. Treasury Bonds Futures                                     (11)   114.000   May-2007    (3,609)
U.S. Treasury Bonds Futures                                     (16)   113.000   May-2007    (9,000)
U.S. Treasury Bonds Futures                                      (4)   116.000   May-2007      (375)
U.S. Treasury Notes 10 Year Futures                             (12)   109.000   May-2007    (4,688)
U.S. Treasury Notes 10 Year Futures                             (28)   108.000   May-2007   (22,313)
                                                                                           --------
                                                                                           $(53,353)
                                                                                           ========
Put Options:
------------
EuroDollar Futures                                              (29)    94.750   Sep-2007  $ (4,531)
U.S. Treasury Bonds Futures                                     (36)   109.000   May-2007   (12,375)
U.S. Treasury Notes 10 Year Futures                             (36)   105.000   May-2007      (375)
                                                                                           --------
(premiums received $85,149)                                                                $(17,281)
                                                                                           ========

ITEM 2.    Controls and Procedures

(a) Within the 90-day period prior to the filing date of this report, the registrant's chief executive and financial officer evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).
           Based upon that evaluation, the registrant's chief executive and financial officers concluded that the registrant's disclosure controls and procedures are functioning effectively to provide reasonable assurance that the registrant can meet its obligations to disclose in a timely manner material information required to be included in the registrant's reports on Form N-Q.

(b) There have been no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.    Exhibits

           Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 24, 2007                MetLife Investment Funds, Inc.

                                  By: /s/ Alan C. Leland, Jr.
                                      ---------------------------------------
                                      Alan C. Leland, Jr.
                                      President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 24, 2007                By: /s/ Alan C. Leland, Jr.
                                      ---------------------------------------
                                      Alan C. Leland, Jr.
                                      President and Chief Executive Officer

Date: May 24, 2007                By: /s/ Peter H. Duffy
                                      ---------------------------------------
                                      Peter H. Duffy
                                      Treasurer and Chief Financial Officer

                                 EXHIBIT LIST

   Certifications pursuant to Rule 30a-2(a) by the chief executive and financial officers.